                                                           File Numbers 33-85496
                                                                        811-8830

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                  Post-Effective Amendment Number 28

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment Number 19

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                          Gary R. Christensen, Esq.

              Senior Vice President, General Counsel and Secretary

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
     ---

      X  on May 1, 2015 pursuant to paragraph (b) of Rule 485
     ---

         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---

         on (date) pursuant to paragraph (a)(1) of Rule 485
     ---

If appropriate, check the following:

         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Universal Life Insurance Contracts and Certificates.
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                                  MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner, as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of ALPS Variable Investment Trust ("ALPS VIT"), American Funds Insurance Series(R) ("American Funds"), Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"), Ivy Funds Variable Insurance Portfolios ("Ivy Funds VIP"), Janus Aspen Series, Securian Funds Trust (the "Securian Funds Trust"), and Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and certain qualified plans and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):


ALPS VARIABLE INVESTMENT TRUST                FIDELITY(R) VARIABLE INSURANCE PRODUCTS
- Ibbotson Balanced ETF Asset Allocation        FUNDS
  Portfolio--Class I Shares                   - VIP Contrafund(R) Portfolio: Initial
- Ibbotson Growth ETF Asset Allocation          Class Shares*
  Portfolio--Class I Shares                   - VIP Equity-Income Portfolio: Initial
- Ibbotson Income and Growth ETF Asset          Class Shares
  Allocation Portfolio--Class I Shares        - VIP High Income Portfolio: Initial
AMERICAN FUNDS INSURANCE SERIES(R)              Class Shares
- Global Growth Fund(SM)--Class 1 Shares      * Only available in group contracts with a Mortality
- New World Fund(R)--Class 1 Shares             and Expense Risk Charge of .25%.


IVY FUNDS VARIABLE INSURANCE PORTFOLIOS        - SFT Advantus International Bond
- Ivy Funds VIP Balanced                         Fund--Class 2 Shares
- Ivy Funds VIP Core Equity                    - SFT Advantus Money Market Fund
- Ivy Funds VIP High Income                    - SFT Advantus Mortgage Securities
- Ivy Funds VIP International Core Equity        Fund--Class 2 Shares
- Ivy Funds VIP Micro Cap Growth               - SFT Advantus Real Estate Securities
- Ivy Funds VIP Small Cap Value                  Fund--Class 2 Shares
- Ivy Funds VIP Value                          - SFT Ivy(SM) Growth Fund**
JANUS ASPEN SERIES                             - SFT Ivy(SM) Small Cap Growth Fund**
- Janus Aspen Series Forty Portfolio--Service  - SFT Pyramis(R) Core Equity Fund--Class 1
  Shares                                         Shares
- Janus Aspen Series Overseas                  **"Ivy" is the service mark of Ivy Funds Distributor,
  Portfolio--Service Shares                      Inc., an affiliate of the Waddle & Reed Investment
SECURIAN FUNDS TRUST                             Management Company, the fund's subadvisor.
- SFT Advantus Bond Fund--Class 2 Shares       VANGUARD(R) VARIABLE INSURANCE FUND
- SFT Advantus Index 400 Mid-Cap               - Diversified Value Portfolio
  Fund--Class 2 Shares                         - Total Bond Market Index Portfolio
- SFT Advantus Index 500 Fund--Class 2
  Shares


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2015.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098



[MINNESOTALIFE LOGO]
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TABLE OF CONTENTS


                                                                                                                      Page
Questions and Answers about the Variable Group Universal Life Insurance Contract...................................     3
     Summary of Benefits and Risks.................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................     3
     Fee Tables....................................................................................................     8
General Descriptions...............................................................................................    10
     Minnesota Life Insurance Company..............................................................................    10
     Minnesota Life Variable Universal Life Account................................................................    10
     Additions, Deletions or Substitutions.........................................................................    12
     Voting Rights.................................................................................................    13
     The Guaranteed Account........................................................................................    14
     Summary Information...........................................................................................    14
         Guaranteed Account Value..................................................................................    14
Charges............................................................................................................    15
     Premium Expense Charges.......................................................................................    15
         Sales Charge..............................................................................................    15
         Premium Tax Charge........................................................................................    15
         OBRA Expense Charge.......................................................................................    15
     Account Value Charges.........................................................................................    16
         Monthly Deduction.........................................................................................    16
         Partial Surrender Charge..................................................................................    17
         Transfer Charge...........................................................................................    17
         Additional Benefits Charges...............................................................................    17
     Separate Account Charges......................................................................................    17
     Fund Charges..................................................................................................    18
     Guarantee of Certain Charges..................................................................................    18
Information about the Group Policy and Certificates................................................................    18
     Applications and Issuance.....................................................................................    18
     Dollar Cost Averaging.........................................................................................    18
     Free Look.....................................................................................................    19
     Continuation of Group Coverage................................................................................    19
     Conversion Right to an Individual Policy......................................................................    20
     General Provisions of the Group Contract......................................................................    20
         Issuance..................................................................................................    20
         Termination...............................................................................................    20
         Right to Examine Group Contract...........................................................................    20
         Entire Group Contract.....................................................................................    20
         Ownership of Group Contract and Group Contract Changes....................................................    21
Certificate Premiums...............................................................................................    21
     Premium Limitations...........................................................................................    21
     Allocation of Net Premiums and Account Value..................................................................    22
Death Benefit and Account Values...................................................................................    22
     Option A -- Level Death Benefit...............................................................................    22
     Option B -- Increasing Death Benefit..........................................................................    23
     Change in Face Amount.........................................................................................    23
         Increases.................................................................................................    23
         Decreases.................................................................................................    23
     Payment of Death Benefit Proceeds.............................................................................    23
     Account Values................................................................................................    24
         Determination of the Guaranteed Account Value.............................................................    24
         Determination of the Separate Account Value...............................................................    25
         Unit Value................................................................................................    25
         Net Investment Factor.....................................................................................    25
         Daily Values..............................................................................................    25


  I


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
                                                                                                                            Page
Surrenders, Partial Surrenders and Transfers.............................................................................     26
     Transfers...........................................................................................................     26
         Market Timing...................................................................................................     27
         Guaranteed Account Transfer Restrictions........................................................................     28
         Other Transfer Information......................................................................................     28
Loans....................................................................................................................     29
     Loan Interest.......................................................................................................     29
     Loan Repayments.....................................................................................................     30
Lapse and Reinstatement..................................................................................................     30
     Lapse...............................................................................................................     30
     Reinstatement.......................................................................................................     30
Additional Benefits......................................................................................................     31
     Accelerated Benefits Rider..........................................................................................     31
     Waiver of Premium Rider.............................................................................................     31
     Accidental Death and Dismemberment Rider............................................................................     31
     Child Rider.........................................................................................................     31
     Spouse Rider........................................................................................................     31
     Policyholder Contribution Rider.....................................................................................     31
General Matters Relating to the Certificate..............................................................................     32
     Postponement of Payments............................................................................................     32
     The Certificate.....................................................................................................     32
     Control of Certificate..............................................................................................     32
     Maturity............................................................................................................     32
     Beneficiary.........................................................................................................     32
     Change of Beneficiary...............................................................................................     33
     Settlement Options..................................................................................................     33
     Abandoned Property Requirements.....................................................................................     34
Federal Tax Status.......................................................................................................     34
     Introduction........................................................................................................     34
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     34
     Tax Status of Certificates..........................................................................................     35
     Diversification of Investments......................................................................................     35
     Owner Control.......................................................................................................     35
     Tax Treatment of Policy Benefits....................................................................................     36
     Modified Endowment Contracts........................................................................................     36
     Multiple Policies...................................................................................................     37
     Withholding.........................................................................................................     37
     Business Uses of Policy.............................................................................................     37
     Other Taxes.........................................................................................................     38
     Employer-owned Life Insurance Contracts.............................................................................     38
     Life Insurance Purchases by Residents of Puerto Rico................................................................     38
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     38
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     38
     Split-Dollar Arrangements...........................................................................................     38
     Alternative Minimum Tax.............................................................................................     39
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     39
         American Taxpayer Relief Act of 2012............................................................................     39
     Tax Shelter Regulations.............................................................................................     39
     Medicare Tax on Investment Income...................................................................................     39
     Life Insurance Purchases by Residents of Puerto Rico................................................................     40
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     40
Distribution of Certificates.............................................................................................     40
     Payments Made by Underlying Mutual Funds............................................................................     41
Other Matters............................................................................................................     42
     Legal Proceedings...................................................................................................     42
     Registration Statement..............................................................................................     42
     Financial Statements................................................................................................     42
Statement of Additional Information......................................................................................     43



  II


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                                         QUESTIONS AND ANSWERS ABOUT THE
                                 VARIABLE GROUP UNIVERSAL LIFE INSURANCE
                                                               CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent for group-sponsored programs effective prior to May 1, 2001. For group-sponsored programs effective on or after May 1, 2001, but before May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.

   ALPS Variable Investment Trust (all are Class I Shares):


     Ibbotson Balanced ETF Asset Allocation Portfolio

     Ibbotson Growth ETF Asset Allocation Portfolio

     Ibbotson Income and Growth ETF Asset Allocation Portfolio


   American Funds Insurance Series(R) (all are Class 1 Shares):

     Global Growth Fund(SM)
     New World Fund(R)

   Fidelity(R) VIP Portfolios include (all are Initial Class Shares):

     Fidelity(R) VIP Contrafund(R) Portfolio*
     Fidelity(R) VIP Equity-Income Portfolio
     Fidelity(R) VIP High Income Portfolio


-------------
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.

   Ivy Funds VIP Portfolios include:

     Ivy Funds VIP Balanced
     Ivy Funds VIP Core Equity
     Ivy Funds VIP High Income
     Ivy Funds VIP International Core Equity
     Ivy Funds VIP Micro Cap Growth
     Ivy Funds VIP Small Cap Value
     Ivy Funds VIP Value

   Janus Aspen Series Portfolios include (all are Service Shares):

     Janus Aspen Series Forty Portfolio
     Janus Aspen Series Overseas Portfolio

   Securian Funds Trust Funds include:

     SFT Advantus Bond Fund--Class 2 Shares
     SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares
     SFT Advantus Index 500 Fund--Class 2 Shares
     SFT Advantus International Bond Fund--Class 2 Shares

     SFT Advantus Money Market Fund
     SFT Advantus Mortgage Securities Fund--Class 2 Shares
     SFT Advantus Real Estate Securities Fund--Class 2 Shares

     SFT Ivy(SM) Growth Fund


     SFT Ivy(SM) Small Cap Growth Fund

     SFT Pyramis(R) Core Equity Fund--Class 1 Shares

   Vanguard(R) Variable Insurance Fund:

     Diversified Value Portfolio
     Total Bond Market Index Portfolio

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                  When Charge is Deducted               Amount Deducted
------------------------------------------------------------------  ------------------------------     -----------------------------

Maximum Sales Charge Imposed on Premiums..........................  From Each Premium Payment*         5 percent of Premium+

Maximum Premium Tax Charge........................................  From Each Premium Payment*         4 percent of Premium+

Maximum OBRA Expense Charge**.....................................  From Each Premium Payment*         1.25 percent of Premium++

Maximum Deferred Sales Charge.....................................  None                               N/A

Maximum Partial Surrender Fee.....................................  From Each Partial Surrender        Lesser of $25 or 2 percent of
                                                                                                       the amount withdrawn

Maximum Transfer Fee..............................................  Upon Each Transfer+++              $10+++


-------------
   * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

  **      The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

   +      The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ++      For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

 +++      There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   ----------------------------------   -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each     Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

                                                                                                 Minimum: $0.03 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES.................   On the Certificate Date and          Maximum: $32.01 Per Month Per
                                                            Each Subsequent Monthly              $1,000 of Net Amount at Risk
                                                            Anniversary

                                                                                                 Minimum: $0.03 Per Month Per
                                                                                                 $1,000 of Net Amount at Risk

   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each     $0.11 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary       of Net Amount at Risk
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.50 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and Each     Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary
LOAN INTEREST SPREAD(4)..................................   Each Monthly Anniversary             2 percent of Policy Loan Per
                                                                                                 Year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each     Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary       $1,000 of Net Amount at Risk

Charge                                                              When Charge is Deducted                 Amount Deducted
------------------------------------------------------------   --------------------------------   ---------------------------------
WAIVER OF PREMIUM CHARGE(5).................................   On the Certificate Date and Each   Maximum: 50 percent of the Cost
                                                               Subsequent Monthly Anniversary     of Insurance Charge

CHILD RIDER CHARGE(5).......................................   On the Certificate Date and Each   Maximum: $0.35 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)..............................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                               Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.03 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES
   ISSUED PRIOR TO JANUARY 1, 2009 AND ALL FACE
   AMOUNT INCREASES ON SUCH CERTIFICATES....................   On the Certificate Date and        Maximum: $32.01 Per Month Per
                                                               Each Subsequent Monthly            $1,000 of Net Amount at Risk
                                                               Anniversary

                                                                                                  Minimum: $0.03 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk

   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8).....................................   On the Certificate Date and Each   $0.11 Per Month Per $1,000
                                                               Subsequent Monthly Anniversary     of Net Amount at Risk


-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2014. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                                        Minimum         Maximum
-----------------------------------------------------------------------------------------------       --------        --------

Total Annual Portfolio Operating Expenses......................................................        0.19%           1.32%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

---------------------------------------------------------------------------

GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in Portfolios of the ALPS VIT, American Funds, Fidelity VIP, Ivy Funds VIP, Janus Aspen Series, Securian Funds Trust and Vanguard(R) VIF. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

      Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.



Fund/Portfolio                                                                  Investment Adviser
----------------------------------------------------------------  ----------------------------------------------

ALPS VIT:

Ibbotson Balanced ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with capital appreciation
      and some current income.)

Ibbotson Growth ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with capital appreciation.)

Ibbotson Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...............................................  ALPS Advisors, Inc.
      (Seeks to provide investors with current income and
      capital appreciation.)

AMERICAN FUNDS:
Global Growth Fund(SM)
   Class 1 Shares                                                 Capital Research and Management
      (The fund's investment objective is to provide you with     Company
      long-term growth of capital.)

New World Fund(R)
   Class 1 Shares...............................................  Capital Research and Management
      (The fund's investment objective is long-term capital       Company
      appreciation.)


FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.........................................  Fidelity Management & Research
      (Seeks long-term capital appreciation.)                     Company ("FMR")


Equity-Income Portfolio:
   Initial Class Shares.........................................  FMR
      (Seeks reasonable income. The fund will also consider
      the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield
      on the securities comprising the Standard &
      Poor's 500(SM) Index (S&P 500(R)).)

High Income Portfolio:
   Initial Class Shares.........................................  FMR
      (Seeks a high level of current income, while also
      considering growth of capital.)


IVY FUNDS VIP:

   Ivy Funds VIP Balanced.......................................  Waddell & Reed Investment
      (Seeks to provide total return through a combination of     Management Company
      capital appreciation and current income.)

   Ivy Funds VIP Core Equity....................................  Waddell & Reed Investment
      (Seeks to provide capital growth and appreciation.)         Management Company

   Ivy Funds VIP High Income....................................  Waddell & Reed Investment
      (Seeks to provide total return through a combination of     Management Company
      high current income and capital appreciation.)

   Ivy Funds VIP International Core Equity......................  Waddell & Reed Investment
      (Seeks to provide capital growth and appreciation.)         Management Company

   Ivy Funds VIP Micro Cap Growth...............................  Waddell & Reed Investment
      (Seeks to provide growth of capital.)                       Management Company



Fund/Portfolio                                                                 Investment Sub-Adviser
----------------------------------------------------------------  -----------------------------------------------

ALPS VIT:

Ibbotson Balanced ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  Ibbotson Associates, Inc.
      (Seeks to provide investors with capital appreciation
      and some current income.)

Ibbotson Growth ETF Asset Allocation Portfolio:
   Class I Shares ..............................................  Ibbotson Associates, Inc.
      (Seeks to provide investors with capital appreciation.)

Ibbotson Income and Growth ETF Asset Allocation Portfolio
   Class I Shares...............................................  Ibbotson Associates, Inc.
      (Seeks to provide investors with current income and
      capital appreciation.)

AMERICAN FUNDS:
Global Growth Fund(SM)
   Class 1 Shares
      (The fund's investment objective is to provide you with long-term growth of capital.)

New World Fund(R)
   Class 1 Shares...............................................
      (The fund's investment objective is long-term capital
      appreciation.)


FIDELITY(R) VIP:

Contrafund(R) Portfolio*:
   Initial Class Shares.........................................  FMR Co., Inc. and other investment
      (Seeks long-term capital appreciation.)                     advisers serve as sub-advisers for
                                                                  the portfolio.

Equity-Income Portfolio:
   Initial Class Shares.........................................  FMR Co., Inc. and other investment
      (Seeks reasonable income. The fund will also consider       advisers serve as sub-advisers for
      the potential for capital appreciation. The fund's goal is  the portfolio.
      to achieve a yield which exceeds the composite yield
      on the securities comprising the Standard &
      Poor's 500(SM) Index (S&P 500(R)).)

High Income Portfolio:
   Initial Class Shares.........................................  FMR Co., Inc. and other investment
      (Seeks a high level of current income, while also           advisers serve as sub-advisers for
      considering growth of capital.)                             the portfolio.


IVY FUNDS VIP:

   Ivy Funds VIP Balanced.......................................
      (Seeks to provide total return through a combination of
      capital appreciation and current income.)

   Ivy Funds VIP Core Equity....................................
      (Seeks to provide capital growth and appreciation.)

   Ivy Funds VIP High Income....................................
      (Seeks to provide total return through a combination of
      high current income and capital appreciation.)

   Ivy Funds VIP International Core Equity......................
      (Seeks to provide capital growth and appreciation.)

   Ivy Funds VIP Micro Cap Growth...............................  Wall Street Associates, LLC
      (Seeks to provide growth of capital.)



Fund/Portfolio                                                      Investment Adviser
-------------------------------------------------------  ---------------------------------------
   Ivy Funds VIP Value.................................  Waddell & Reed Investment
     (Seeks to provide capital appreciation.)            Management Company


JANUS ASPEN SERIES:

Forty Portfolio--Service Shares........................  Janus Capital Management LLC
     (Seeks long-term growth of capital.)

Overseas Portfolio--Service Shares.....................  Janus Capital Management LLC
     (Seeks long-term growth of capital.)


SECURIAN FUNDS TRUST:

SFT Advantus Bond Fund--Class 2 Shares.................  Advantus Capital Management, Inc.

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares....  Advantus Capital Management, Inc.

SFT Advantus Index 500 Fund--Class 2 Shares............  Advantus Capital Management, Inc.

SFT Advantus International Bond Fund--Class 2 Shares...  Advantus Capital Management, Inc.

SFT Advantus Money Market Fund**.......................  Advantus Capital Management, Inc.

SFT Advantus Mortgage Securities Fund--Class 2 Shares..  Advantus Capital Management, Inc.

SFT Advantus Real Estate Securities Fund--Class 2        Advantus Capital Management, Inc.
   Shares..............................................

SFT Ivy(SM) Growth Fund................................  Advantus Capital Management, Inc.


SFT Ivy(SM) Small Cap Growth Fund......................  Advantus Capital Management, Inc.


SFT Pyramis(R) Core Equity Fund--Class 1 Shares........  Advantus Capital Management, Inc.


VANGUARD(R) VIF:

Diversified Value Portfolio............................  Barrow, Hanley, Mewhinney &
   (Seeks long-term capital appreciation and income.)    Strauss, Inc.

Total Bond Market Index Portfolio......................  The Vanguard Group, Inc.
   (Seeks to track the performance of a broad, market-
   weighted bond index.)



Fund/Portfolio                                                    Investment Sub-Adviser
-------------------------------------------------------  ---------------------------------------
   Ivy Funds VIP Value.................................
     (Seeks to provide capital appreciation.)


JANUS ASPEN SERIES:

Forty Portfolio--Service Shares........................
     (Seeks long-term growth of capital.)

Overseas Portfolio--Service Shares.....................
     (Seeks long-term growth of capital.)


SECURIAN FUNDS TRUST:

SFT Advantus Bond Fund--Class 2 Shares.................

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares....

SFT Advantus Index 500 Fund--Class 2 Shares............

SFT Advantus International Bond Fund--Class 2 Shares...  Franklin Advisers, Inc.

SFT Advantus Money Market Fund**.......................

SFT Advantus Mortgage Securities Fund--Class 2 Shares..

SFT Advantus Real Estate Securities Fund--Class 2
   Shares..............................................

SFT Ivy(SM) Growth Fund................................  Waddell & Reed Investment
                                                         Management Company

SFT Ivy(SM) Small Cap Growth Fund......................  Waddell & Reed Investment
                                                         Management Company

SFT Pyramis(R) Core Equity Fund--Class 1 Shares........  Pyramis Global Advisors, LLC


VANGUARD(R) VIF:

Diversified Value Portfolio............................
   (Seeks long-term capital appreciation and income.)

Total Bond Market Index Portfolio......................
   (Seeks to track the performance of a broad, market-
   weighted bond index.)




--------------
* Only available in group contracts with a Mortality and Expense Risk Charge of .25%.

** Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.

     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



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
                          CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION    The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.



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
     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE    There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES    Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.



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
FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Advantus Money Market Fund Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the Advantus Money Market Fund Sub-Account. The automatic transfer amount from the Advantus Money Market Fund Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Advantus Money Market Fund Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Advantus Money Market Fund Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.



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
CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE    The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION    The contractholder may terminate a group contract by giving us
31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.


RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.


ENTIRE GROUP CONTRACT    The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.



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

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES    The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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                                                   CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.



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
ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less


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
-    any outstanding certificate loans and accrued loan interest charged; less

- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES    Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.



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
     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of the death proceeds. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs effective on or after May 1, 2001 but prior to May 1, 2011, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE    The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR    The net investment factor for a valuation period is
the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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
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SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.
     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.



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
     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios an their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.



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
     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS    There are additional restrictions
to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.



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                                                                  LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will be 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value


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and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the


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certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.



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                                                    ADDITIONAL BENEFITS



     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.



ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.


WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.



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GENERAL MATTERS RELATING TO THE CERTIFICATE


POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE    The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE    The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY    A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY    The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the


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signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent.
This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records.

     After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS    The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
- FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.


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
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001 but prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.



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     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer


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funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that


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is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

AMERICAN TAXPAYER RELIEF ACT OF 2012    The American Taxpayer Relief Act of
2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


     For 2015, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.


     The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/ redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.



41


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OTHER MATTERS


LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.



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                                    STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830


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
----------------------------------------------------------------

                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of Fidelity(R) Variable Insurance Products Funds ("Fidelity(R) VIP" or "VIP"). The Fund offers its shares exclusively to variable insurance products and certain qualified plans and has the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS        -VIP Freedom 2010 Portfolio: Initial Class
- VIP Asset Manager Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2015 Portfolio: Initial Class
- VIP Asset Manager: Growth Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2020 Portfolio: Initial Class
- VIP Balanced Portfolio: Initial Class Shares        Shares
- VIP Contrafund(R) Portfolio: Initial Class Shares  -VIP Freedom 2025 Portfolio: Initial Class
- VIP Disciplined Small Cap Portfolio: Initial        Shares
  Class Shares                                       -VIP Freedom 2030 Portfolio: Initial Class
- VIP Dynamic Capital Appreciation Portfolio:         Shares
  Initial Class Shares                               -VIP Freedom 2035 Portfolio: Initial Class
- VIP Emerging Markets Portfolio: Initial Class       Shares
  Shares                                             -VIP Freedom 2040 Portfolio: Initial Class
- VIP Equity-Income Portfolio: Initial Class          Shares
  Shares                                             -VIP Freedom 2045 Portfolio: Initial Class
- VIP Freedom Income Portfolio: Initial Class         Shares
  Shares                                             -VIP Freedom 2050 Portfolio: Initial Class
                                                      Shares


- VIP FundsManager 20% Portfolio: Service          - VIP Index 500 Portfolio: Initial Class Shares
  Class Shares                                     - VIP International Capital Appreciation
- VIP FundsManager 50% Portfolio: Service            Portfolio: Initial Class Shares
  Class Shares                                     - VIP Investment Grade Bond Portfolio: Initial
- VIP FundsManager 60% Portfolio: Service            Class Shares
  Class Shares                                     - VIP Mid Cap Portfolio: Initial Class Shares**
- VIP FundsManager 70% Portfolio: Service          - VIP Money Market Portfolio: Initial Class
  Class Shares                                       Shares
- VIP FundsManager 85% Portfolio: Service          - VIP Overseas Portfolio: Initial Class Shares
  Class Shares                                     - VIP Real Estate Portfolio: Initial Class
- VIP Growth Portfolio: Initial Class Shares         Shares
- VIP Growth & Income Portfolio: Initial Class     - VIP Strategic Income Portfolio: Initial Class
  Shares                                             Shares
- VIP Growth Opportunities Portfolio: Initial      - VIP Target Volatility Portfolio: Service Class
  Class Shares*                                      Shares
- VIP High Income Portfolio: Initial Class Shares  - VIP Value Portfolio: Initial Class Shares***
                                                   - VIP Value Strategies Portfolio: Initial Class
                                                     Shares




-----------------
* Effective on or about April 24, 2015, the Fidelity VIP Growth Stock Portfolio merged into the Fidelity VIP Growth Opportunities Portfolio.



** Effective on or about April 24, 2015, the Fidelity VIP Growth Strategies Portfolio merged into the Fidelity VIP Mid Cap Portfolio.



*** Effective on or about April 24, 2015, the Fidelity VIP Value Leaders Portfolio merged into the Fidelity VIP Value Portfolio.


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2015.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098



[MINNESOTALIFE LOGO]

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TABLE OF CONTENTS


                                                                                                                      Page

Questions and Answers about the Variable Group Universal Life Insurance Contract...................................     3
     Summary of Benefits and Risks.................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate...............................................     3
     Fee Tables....................................................................................................     8
General Descriptions...............................................................................................    10
     Minnesota Life Insurance Company..............................................................................    10
     Minnesota Life Variable Universal Life Account................................................................    10
     Additions, Deletions or Substitutions.........................................................................    14
     Voting Rights.................................................................................................    15
     The Guaranteed Account........................................................................................    15
     Summary Information...........................................................................................    16
         Guaranteed Account Value..................................................................................    16
Charges............................................................................................................    16
     Premium Expense Charges.......................................................................................    17
         Sales Charge..............................................................................................    17
         Premium Tax Charge........................................................................................    17
         OBRA Expense Charge.......................................................................................    17
     Account Value Charges.........................................................................................    17
         Monthly Deduction.........................................................................................    17
         Partial Surrender Charge..................................................................................    19
         Transfer Charge...........................................................................................    19
         Additional Benefits Charges...............................................................................    19
     Separate Account Charges......................................................................................    19
     Fund Charges..................................................................................................    19
     Guarantee of Certain Charges..................................................................................    19
Information about the Group Policy and Certificates................................................................    20
     Applications and Issuance.....................................................................................    20
     Dollar Cost Averaging.........................................................................................    20
     Free Look.....................................................................................................    21
     Continuation of Group Coverage................................................................................    21
     Conversion Right to an Individual Policy......................................................................    21
     General Provisions of the Group Contract......................................................................    22
         Issuance..................................................................................................    22
         Termination...............................................................................................    22
         Right to Examine Group Contract...........................................................................    22
         Entire Group Contract.....................................................................................    22
         Ownership of Group Contract and Group Contract Changes....................................................    22
Certificate Premiums...............................................................................................    22
     Premium Limitations...........................................................................................    23
     Allocation of Net Premiums and Account Value..................................................................    23
Death Benefit and Account Values...................................................................................    24
     Option A -- Level Death Benefit...............................................................................    24
     Option B -- Increasing Death Benefit..........................................................................    24
     Change in Face Amount.........................................................................................    24
         Increases.................................................................................................    25
         Decreases.................................................................................................    25
     Payment of Death Benefit Proceeds.............................................................................    25
     Account Values................................................................................................    25
         Determination of the Guaranteed Account Value.............................................................    26
         Determination of the Separate Account Value...............................................................    26
         Unit Value................................................................................................    26
         Net Investment Factor.....................................................................................    26
         Daily Values..............................................................................................    27



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
                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     27
     Transfers...........................................................................................................     28
         Market Timing...................................................................................................     28
         Guaranteed Account Transfer Restrictions........................................................................     29
         Other Transfer Information......................................................................................     30
Loans....................................................................................................................     30
     Loan Interest.......................................................................................................     31
     Loan Repayments.....................................................................................................     31
Lapse and Reinstatement..................................................................................................     32
     Lapse...............................................................................................................     32
     Reinstatement.......................................................................................................     32
Additional Benefits......................................................................................................     33
     Accelerated Benefits Rider..........................................................................................     33
     Waiver of Premium Rider.............................................................................................     33
     Accidental Death and Dismemberment Rider............................................................................     33
     Child Rider.........................................................................................................     33
     Spouse Rider........................................................................................................     33
     Policyholder Contribution Rider.....................................................................................     33
General Matters Relating to the Certificate..............................................................................     34
     Postponement of Payments............................................................................................     34
     The Certificate.....................................................................................................     34
     Control of Certificate..............................................................................................     34
     Maturity............................................................................................................     34
     Beneficiary.........................................................................................................     35
     Change of Beneficiary...............................................................................................     35
     Settlement Options..................................................................................................     35
     Abandoned Property Requirements.....................................................................................     36
Federal Tax Status.......................................................................................................     36
     Introduction........................................................................................................     36
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     37
     Tax Status of Certificates..........................................................................................     37
     Diversification of Investments......................................................................................     37
     Owner Control.......................................................................................................     37
     Tax Treatment of Policy Benefits....................................................................................     38
     Modified Endowment Contracts........................................................................................     38
     Multiple Policies...................................................................................................     39
     Withholding.........................................................................................................     39
     Business Uses of Policy.............................................................................................     40
     Other Taxes.........................................................................................................     40
     Employer-owned Life Insurance Contracts.............................................................................     40
     Life Insurance Purchases by Residents of Puerto Rico................................................................     40
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     40
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     40
     Split-Dollar Arrangements...........................................................................................     41
     Alternative Minimum Tax.............................................................................................     41
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     41
         American Taxpayer Relief Act of 2012............................................................................     41
     Tax Shelter Regulations.............................................................................................     42
     Medicare Tax on Investment Income...................................................................................     42
     Life Insurance Purchases by Residents of Puerto Rico................................................................     42
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     42
Distribution of Certificates.............................................................................................     42
     Payments Made by Underlying Mutual Funds............................................................................     43
Other Matters............................................................................................................     44
     Legal Proceedings...................................................................................................     44
     Registration Statement..............................................................................................     44
     Financial Statements................................................................................................     44
Statement of Additional Information......................................................................................     45



  II

---------------------------------------------------------------------------

QUESTIONS AND ANSWERS ABOUT THE VARIABLE GROUP UNIVERSAL LIFE INSURANCE
CONTRACT


SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompanies this prospectus. You should carefully review the Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of the Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Fund.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, the certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4 percent.

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.

   Fidelity(R) VIP Portfolios include (all are Initial Class Shares unless otherwise noted):

     VIP Asset Manager Portfolio
     VIP Asset Manager: Growth Portfolio
     VIP Balanced Portfolio
     VIP Contrafund(R) Portfolio
     VIP Disciplined Small Cap Portfolio
     VIP Dynamic Capital Appreciation Portfolio
     VIP Emerging Markets Portfolio
     VIP Equity-Income Portfolio
     VIP Freedom Income Portfolio
     VIP Freedom 2010 Portfolio
     VIP Freedom 2015 Portfolio
     VIP Freedom 2020 Portfolio
     VIP Freedom 2025 Portfolio
     VIP Freedom 2030 Portfolio
     VIP Freedom 2035 Portfolio
     VIP Freedom 2040 Portfolio
     VIP Freedom 2045 Portfolio
     VIP Freedom 2050 Portfolio
     VIP FundsManager 20% Portfolio: Service Class Shares
     VIP FundsManager 50% Portfolio: Service Class Shares
     VIP FundsManager 60% Portfolio: Service Class Shares
     VIP FundsManager 70% Portfolio: Service Class Shares
     VIP FundsManager 85% Portfolio: Service Class Shares
     VIP Growth Portfolio
     VIP Growth & Income Portfolio

     VIP Growth Opportunities Portfolio

     VIP High Income Portfolio
     VIP Index 500 Portfolio
     VIP International Capital Appreciation Portfolio
     VIP Investment Grade Bond Portfolio
     VIP Mid Cap Portfolio
     VIP Money Market Portfolio
     VIP Overseas Portfolio
     VIP Real Estate Portfolio
     VIP Strategic Income Portfolio
     VIP Target Volatility Portfolio
     VIP Value Portfolio

     VIP Value Strategies Portfolio


     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectus for the Fund which accompany this prospectus.

     We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                    When Charge is Deducted                Amount Deducted
------------------------------------------------------------------   ---------------------------------      ------------------------

Maximum Sales Charge Imposed on Premiums..........................   From Each Premium Payment*             5 percent of Premium+

Maximum Premium Tax Charge........................................   From Each Premium Payment*             4 percent of Premium+

Maximum OBRA Expense Charge**.....................................   From Each Premium Payment*             1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.....................................   None                                   N/A

Maximum Partial Surrender Fee.....................................   From Each Partial Surrender            Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee..............................................   Upon Each Transfer+++                  $10+++


--------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                               When Charge is Deducted                 Amount Deducted
-------------------------------------------------------------   --------------------------------   ---------------------------------

COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...............................   On the Certificate Date and Each   Maximum: $41.36 Per Month Per
                                                                Subsequent Monthly Anniversary     $1,000 of Net Amount at Risk

                                                                                                   Minimum: $0.03 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES............................   On the Certificate Date and        Maximum: $32.01 Per Month Per
                                                                Each Subsequent Monthly            $1,000 of Net Amount at Risk
                                                                Anniversary
                                                                                                   Minimum: $0.03 Per Month Per
                                                                                                   $1,000 of Net Amount at Risk

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   -----------------------------------   ----------------------------------

CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.08 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk

MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                   Maximum: 0.50 percent of
                                                                                                  average daily assets of the
                                                                                                  separate account per year

MONTHLY ADMINISTRATION  CHARGE(3)........................   On the Certificate Date and Each      Maximum: $4 Per Month
                                                            Subsequent Monthly Anniversary

LOAN INTEREST SPREAD(4)..................................   Each Monthly Anniversary              2 percent of Policy Loan Per
                                                                                                  Year

ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and Each      Maximum: $0.10 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and Each      Maximum: 50 percent of the Cost
                                                            Subsequent Monthly Anniversary        of Insurance Charge

CHILD RIDER CHARGE(5)....................................   On the Certificate Date and Each      Maximum: $0.35 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and Each      Maximum: $41.36 Per Month Per
                                                            Subsequent Monthly Anniversary        $1,000 of Net Amount at Risk

                                                                                                  Minimum: $0.03 Per Month Per
                                                                                                  $1000 of Net Amount at Risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT
   INCREASES ON SUCH CERTIFICATES........................   On the Certificate Date and           Maximum: $32.01 Per Month Per
                                                            Each Subsequent Monthly               $1,000 of Net Amount at Risk
                                                            Anniversary
                                                                                                  Minimum: $0.03 Per Month Per
                                                                                                  $1,000 of Net Amount at Risk
   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and Each      $0.08 Per Month Per $1,000
                                                            Subsequent Monthly Anniversary        of Net Amount at Risk


-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see "Distribution of Certificates" section of the prospectus.

     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged the Fund for its Portfolios for the fiscal year ended December 31, 2014. More detail concerning the Fund and its Portfolios' fees and expenses is contained in the prospectus for the Fund.



                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                                 Minimum       Maximum
-------------------------------------------------------------------------       -------      --------

Total Annual Portfolio Operating Expenses................................        0.10%        1.10%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for the Fund Portfolios please see the Fund's prospectus.


                GENERAL DESCRIPTIONS


MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in the Portfolios of Fidelity(R) VIP. The Fund prospectus accompanies this prospectus. For additional copies please call us at 1-800-843-8358. You should read the prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     The Fidelity Management and Research Company ("FMR"), a subsidiary of FMR Corp., is adviser to Fidelity(R) VIP. For more information about Fidelity(R) VIP, see the prospectuses of the Variable Insurance Products Funds which accompany this prospectus.


Fund/Portfolio                                                  Investment Adviser*
-------------------------------------------------------------  --------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Asset Manager Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks to obtain high total return with reduced risk over
   the long term by allocating its assets among stocks,
   bonds, and short-term instruments.)

Asset Manager: Growth Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks to maximize total return by allocating its assets
   among stocks, bonds, short-term instruments, and
   other investments.)

Balanced Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks income and capital growth consistent with
   reasonable risk.)

Contrafund(R) Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks long-term capital appreciation.)

Disciplined Small Cap Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Dynamic Capital Appreciation Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Emerging Markets Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks capital appreciation.)

Equity-Income Portfolio:
   Initial Class Shares......................................  FMR
   (Seeks reasonable income. The fund will also consider
   the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on
   the securities comprising the S&P 500(R) Index.)

Freedom Income Portfolio:
   Initial Class Shares......................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation.)



Fund/Portfolio                                                                   Investment Sub-Adviser*
-------------------------------------------------------------  ----------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:

Asset Manager Portfolio:
   Initial Class Shares......................................  Fidelity Investments Money Management, Inc.
   (Seeks to obtain high total return with reduced risk over   ("FIMM"), FMR Co., Inc. ("FMRC") and other
   the long term by allocating its assets among stocks,        investment advisers serve as sub-advisers for the
   bonds, and short-term instruments.)                         portfolio.

Asset Manager: Growth Portfolio:
   Initial Class Shares......................................  FIMM, FMRC and other investment advisers serve
   (Seeks to maximize total return by allocating its assets    as sub-advisers for the portfolio.
   among stocks, bonds, short-term instruments, and
   other investments.)

Balanced Portfolio:
   Initial Class Shares......................................  FIMM, FMRC and other investment advisers serve
   (Seeks income and capital growth consistent with            as sub-advisers for the portfolio.
   reasonable risk.)

Contrafund(R) Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as sub-
   (Seeks long-term capital appreciation.)                     advisers for the portfolio.

Disciplined Small Cap Portfolio:
   Initial Class Shares......................................  Geode Capital Management, LLC ("Geode(R)") and
   (Seeks capital appreciation.)                               FMRC serve as sub-advisers for the portfolio.

Dynamic Capital Appreciation Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                               sub-advisers for the portfolio.

Emerging Markets Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                               sub-advisers for the portfolio.

Equity-Income Portfolio:
   Initial Class Shares......................................  FMRC and other investment advisers serve as
   (Seeks reasonable income. The fund will also consider       sub-advisers for the portfolio.
   the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on
   the securities comprising the S&P 500(R) Index.)

Freedom Income Portfolio:
   Initial Class Shares......................................
   (Seeks high total return with a secondary objective of
   principal preservation.)



Fund/Portfolio                                                Investment Adviser*
-----------------------------------------------------------  --------------------
Freedom 2010 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2015 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2020 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2025 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2030 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2035 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2040 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2045 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2050 Portfolio:
   Initial Class Shares....................................  Strategic Advisers
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP FundsManager 20% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high current income and, as a secondary
   objective, capital appreciation.)

VIP FundsManager 50% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high total return.)

VIP FundsManager 60% Portfolio:
   Service Class Shares....................................  Strategic Advisers
   (Seeks high total return.)




Fund/Portfolio                                                                 Investment Sub-Adviser*
-----------------------------------------------------------  ----------------------------------------------------------
Freedom 2010 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2015 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2020 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2025 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

Freedom 2030 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2035 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2040 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2045 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP Freedom 2050 Portfolio:
   Initial Class Shares....................................
   (Seeks high total return with a secondary objective of
   principal preservation as the fund approaches its target
   date and beyond.)

VIP FundsManager 20% Portfolio:
   Service Class Shares....................................
   (Seeks high current income and, as a secondary
   objective, capital appreciation.)

VIP FundsManager 50% Portfolio:
   Service Class Shares....................................
   (Seeks high total return.)

VIP FundsManager 60% Portfolio:
   Service Class Shares....................................
   (Seeks high total return.)




Fund/Portfolio                                               Investment Adviser*
----------------------------------------------------------  --------------------
VIP FundsManager 70% Portfolio:
   Service Class Shares...................................  Strategic Advisers
   (Seeks high total return.)

VIP FundsManager 85% Portfolio:
   Service Class Shares...................................  Strategic Advisers
   (Seeks high total return.)

Growth Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks to achieve capital appreciation.)

Growth & Income Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks high total return through a combination of
   current income and capital appreciation.)

Growth Opportunities Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks to provide capital growth.)

High Income Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks a high level of current income, while also
   considering growth of capital.)

Index 500 Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks investment results that correspond to the total
   return of common stocks publicly traded in the United
   States, as represented by the S&P 500(R) Index.)

International Capital Appreciation Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks capital appreciation.)

Investment Grade Bond Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks as high a level of current income as is
   consistent with the preservation of capital.)

Mid Cap Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks long-term growth of capital.)

Money Market Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks as high a level of current income as is
   consistent with preservation of capital and liquidity.)

Overseas Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks long-term growth of capital.)

Real Estate Portfolio:
   Initial Class Shares...................................  FMR
   (Seeks above-average income and long-term capital
   growth, consistent with reasonable investment risk. The
   fund seeks to provide a yield that exceeds the
   composite yield of the S&P 500(R) Index.)

Strategic Income Portfolio:
   Initial Class Portfolio................................  FMR
   (Seeks a high level of current income. The fund may
   also seek capital appreciation.)



Fund/Portfolio                                                                Investment Sub-Adviser*
----------------------------------------------------------  ----------------------------------------------------------
VIP FundsManager 70% Portfolio:
   Service Class Shares...................................
   (Seeks high total return.)

VIP FundsManager 85% Portfolio:
   Service Class Shares...................................
   (Seeks high total return.)

Growth Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks to achieve capital appreciation.)                 sub-advisers for the portfolio.

Growth & Income Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks high total return through a combination of        sub-advisers for the portfolio.
   current income and capital appreciation.)

Growth Opportunities Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks to provide capital growth.)                       sub-advisers for the portfolio.

High Income Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks a high level of current income, while also        sub-advisers for the portfolio.
   considering growth of capital.)

Index 500 Portfolio:
   Initial Class Shares...................................  Geode(R) and FMRC serve as sub-advisers for the
   (Seeks investment results that correspond to the total   portfolio.
   return of common stocks publicly traded in the United
   States, as represented by the S&P 500(R) Index.)

International Capital Appreciation Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                            sub-advisers for the portfolio.

Investment Grade Bond Portfolio:
   Initial Class Shares...................................  FIMM and other investment advisers serve as
   (Seeks as high a level of current income as is           sub-advisers for the portfolio.
   consistent with the preservation of capital.)

Mid Cap Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks long-term growth of capital.)                     sub-advisers for the portfolio.

Money Market Portfolio:
   Initial Class Shares...................................  FIMM and other investment advisers serve as
   (Seeks as high a level of current income as is           sub-advisers for the portfolio.
   consistent with preservation of capital and liquidity.)

Overseas Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks long-term growth of capital.)                     sub-advisers for the portfolio.

Real Estate Portfolio:
   Initial Class Shares...................................  FMRC and other investment advisers serve as
   (Seeks above-average income and long-term capital        sub-advisers for the portfolio.
   growth, consistent with reasonable investment risk. The
   fund seeks to provide a yield that exceeds the
   composite yield of the S&P 500(R) Index.)

Strategic Income Portfolio:
   Initial Class Portfolio................................  FIMM, FMRC, FIA (UK) and other investment
   (Seeks a high level of current income. The fund may      advisers serve as sub-advisers for the portfolio.
   also seek capital appreciation.)



Fund/Portfolio                                      Investment Adviser*                     Investment Sub-Adviser*
------------------------------------------------   --------------------   ----------------------------------------------------------
Target Volatility Portfolio:
   Service Class Shares.........................   Strategic Advisers
   (Seeks total return.)

Value Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                          sub-advisers for the portfolio.

Value Strategies Portfolio:
   Initial Class Shares.........................   FMR                    FMRC and other investment advisers serve as
   (Seeks capital appreciation.)                                          sub-advisers for the portfolio.




The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Fund should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Fund's shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Fund held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Fund in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Fund in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Fund. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Fund. We will vote shares of the Fund held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Fund or approve or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. The minimum guaranteed annual rate is 4 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.



                          CHARGES


     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Fund.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE   We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.



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
     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)



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
PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Fund are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

     FMR, a subsidiary of FMR Corp., is adviser to each of the Portfolios. The advisory fees for VIP are made pursuant to a contractual agreement between VIP and FMR. For more information about these Funds, see the prospectus of the Variable Insurance Products Funds which accompany this prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.



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                                  INFORMATION ABOUT THE GROUP POLICY AND
                                                           CERTIFICATES


APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the Money Market Sub-Account. The automatic transfer amount from the Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Money Market Sub-Account unless a transfer request is made.


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
Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.



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
GENERAL PROVISIONS OF THE GROUP CONTRACT


ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.


TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT   The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.



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                                                   CERTIFICATE PREMIUMS


     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.



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
     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Fund. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.



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
     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.



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                                       DEATH BENEFIT AND ACCOUNT VALUES


     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a


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
certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of the death proceeds. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's


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
loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. The minimum guaranteed annual rate is 4 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual


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
rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Fund are valued. The net asset value of the Fund's shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.



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SURRENDERS, PARTIAL SURRENDERS AND TRANSFERS


     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.



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
     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.



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
     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectus for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;
- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.



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
OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.



                            LOANS


     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.



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
     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will be 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.



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
     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.



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                                                LAPSE AND REINSTATEMENT


LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.




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ADDITIONAL BENEFITS



     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.



ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.


WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.




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                                         GENERAL MATTERS RELATING TO THE
                                                            CERTIFICATE


POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.



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
BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.


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
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.



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                                                     FEDERAL TAX STATUS


INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.



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
TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. We believe that each portfolio in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.



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
BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.



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
SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

AMERICAN TAXPAYER RELIEF ACT OF 2012   The American Taxpayer Relief Act of 2012
("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


     For 2015, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.


     The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.



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                                           DISTRIBUTION OF CERTIFICATES


     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.



                      OTHER MATTERS


LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

STATEMENT OF ADDITIONAL INFORMATION


     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us.

     To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of
Contracts and Registrant
Underwriters
Illustrations
Financial Statements




Investment Company Act Number 811-8830



45


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
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                                   MINNESOTA LIFE VARIABLE
                                    UNIVERSAL LIFE ACCOUNT
                          MINNESOTA LIFE INSURANCE COMPANY


               Prospectus


Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance policies and certificates issued by Minnesota Life Insurance Company ("Minnesota Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract or group policy is the Minnesota Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued. All references to a certificate in this prospectus shall include individual policies issued in this manner as well as certificates issued under a group contract.

Subject to the limitations in this prospectus, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account ("separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the group policy, the certificate and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life.

The separate account, through its sub-accounts, invests its assets in shares of Ivy Funds Variable Insurance Portfolios, ("Ivy Funds VIP"), Lord Abbett Series Fund, Inc. ("Lord Abbett"), MFS(R) Variable Insurance Trust ("MFS"), MFS(R) Variable Insurance Trust II ("MFS II"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer"), Securian Funds Trust (the "Securian Funds Trust") and Van Eck VIP Trust ("Van Eck") (collectively the "Funds"). The Funds offer their shares exclusively to variable insurance products and have the following portfolios which are available for contracts offered under this prospectus (the "Portfolios"):


IVY FUNDS VARIABLE INSURANCE PORTFOLIOS     OPPENHEIMER VARIABLE ACCOUNT FUNDS
- Ivy Funds VIP International Core Equity   - Oppenheimer Global Fund/VA--Non-Service
- Ivy Funds VIP Science and Technology        Shares
LORD ABBETT SERIES FUND, INC.               - Oppenheimer Main Street Small Cap
- Mid Cap Stock Portfolio                     Fund(R)/VA--Non-Service Shares
MFS(R) VARIABLE INSURANCE TRUST             PIONEER VARIABLE CONTRACTS TRUST
- MFS(R) Total Return Bond Series--Initial  - Pioneer Mid Cap Value VCT Portfolio--Class I
  Class Shares*                               Shares
MFS(R) VARIABLE INSURANCE TRUST II
- MFS(R) Emerging Markets Equity
  Portfolio--Initial Class Shares


SECURIAN FUNDS TRUST                        - SFT Advantus Index 400 Mid-Cap
- SFT Advantus Money Market Fund              Fund--Class 2 Shares**
- SFT Advantus Bond Fund--Class 1 Shares    - SFT Advantus Index 500 Fund--Class 2
- SFT Advantus Index 400 Mid-Cap              Shares**
  Fund--Class 1 Shares                      - SFT Advantus Mortgage Securities
- SFT Advantus Index 500 Fund--Class 1        Fund--Class 2 Shares**
  Shares                                    - SFT Advantus Real Estate Securities
- SFT Advantus Mortgage Securities            Fund--Class 2 Shares**
  Fund--Class 1 Shares                      VAN ECK VIP TRUST
- SFT Advantus Real Estate Securities       - Van Eck VIP Global Hard Assets Fund--Initial
  Fund--Class 1 Shares                        Class
- SFT Advantus Bond Fund--Class 2 Shares**




-----------------
* Effective on or about April 30, 2015, MFS(R) Research Bond Series was renamed MFS(R) Total Return Bond Series.



** no longer available for transfers or allocations in your policy


PLEASE NOTE THAT THE POLICY, CERTIFICATES AND THE PORTFOLIOS:
     are not guaranteed to achieve their goals;
     are not federally insured;
     are not endorsed by any bank or government agency; and are subject to risks, including loss of the amount invested.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


THE POLICY AND CERTIFICATES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES OR CERTIFICATES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


The date of this prospectus and the statement of additional information is May 1, 2015.


Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098



[MINNESOTALIFE LOGO]

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TABLE OF CONTENTS


                                                                                                                       Page
Questions and Answers about the Variable Group Universal Life Insurance Contract....................................     3
     Summary of Benefits and Risks..................................................................................     3
     Risks of Owning a Variable Universal Life Insurance Certificate................................................     3
     Fee Tables.....................................................................................................     7
General Descriptions................................................................................................     9
     Minnesota Life Insurance Company...............................................................................     9
     Minnesota Life Variable Universal Life Account.................................................................     9
     Additions, Deletions or Substitutions..........................................................................    11
     Voting Rights..................................................................................................    12
     The Guaranteed Account.........................................................................................    12
     Summary Information............................................................................................    13
         Guaranteed Account Value...................................................................................    13
Charges.............................................................................................................    14
     Premium Expense Charges........................................................................................    14
         Sales Charge...............................................................................................    14
         Premium Tax Charge.........................................................................................    14
         OBRA Expense Charge........................................................................................    14
     Account Value Charges..........................................................................................    15
         Monthly Deduction..........................................................................................    15
         Partial Surrender Charge...................................................................................    16
         Transfer Charge............................................................................................    16
         Additional Benefits Charges................................................................................    16
     Separate Account Charges.......................................................................................    16
     Fund Charges...................................................................................................    16
     Guarantee of Certain Charges...................................................................................    16
Information about the Group Policy and Certificates.................................................................    17
     Applications and Issuance......................................................................................    17
     Dollar Cost Averaging..........................................................................................    17
     Free Look......................................................................................................    18
     Continuation of Group Coverage.................................................................................    18
     Conversion Right to an Individual Policy.......................................................................    18
     General Provisions of the Group Contract.......................................................................    19
         Issuance...................................................................................................    19
         Termination................................................................................................    19
         Right to Examine Group Contract............................................................................    19
         Entire Group Contract......................................................................................    19
         Ownership of Group Contract and Group Contract Changes.....................................................    19
Certificate Premiums................................................................................................    19
     Premium Limitations............................................................................................    20
     Allocation of Net Premiums and Account Value...................................................................    20
Death Benefit and Account Values....................................................................................    21
     Option A -- Level Death Benefit................................................................................    21
     Option B -- Increasing Death Benefit...........................................................................    21
     Change in Face Amount..........................................................................................    21
         Increases..................................................................................................    21
         Decreases..................................................................................................    22
     Payment of Death Benefit Proceeds..............................................................................    22
     Account Values.................................................................................................    22
         Determination of the Guaranteed Account Value..............................................................    23
         Determination of the Separate Account Value................................................................    23
         Unit Value.................................................................................................    23
         Net Investment Factor......................................................................................    23
         Daily Values...............................................................................................    24



  I

                                                                                                                             Page
Surrenders, Partial Surrenders and Transfers.............................................................................     24
     Transfers...........................................................................................................     25
         Market Timing...................................................................................................     25
         Guaranteed Account Transfer Restrictions........................................................................     26
         Other Transfer Information......................................................................................     26
Loans    ................................................................................................................     27
     Loan Interest.......................................................................................................     28
     Loan Repayments.....................................................................................................     28
Lapse and Reinstatement..................................................................................................     29
     Lapse...............................................................................................................     29
     Reinstatement.......................................................................................................     29
Additional Benefits......................................................................................................     29
     Accelerated Benefits Rider..........................................................................................     29
     Waiver of Premium Rider.............................................................................................     30
     Accidental Death and Dismemberment Rider............................................................................     30
     Child Rider.........................................................................................................     30
     Spouse Rider........................................................................................................     30
     Policyholder Contribution Rider.....................................................................................     30
General Matters Relating to the Certificate..............................................................................     30
     Postponement of Payments............................................................................................     30
     The Certificate.....................................................................................................     31
     Control of Certificate..............................................................................................     31
     Maturity............................................................................................................     31
     Beneficiary.........................................................................................................     31
     Change of Beneficiary...............................................................................................     31
     Settlement Options..................................................................................................     31
     Abandoned Property Requirements.....................................................................................     32
Federal Tax Status.......................................................................................................     33
     Introduction........................................................................................................     33
     Taxation of Minnesota Life and the Variable Universal Life Account..................................................     33
     Tax Status of Certificates..........................................................................................     33
     Diversification of Investments......................................................................................     33
     Owner Control.......................................................................................................     34
     Tax Treatment of Policy Benefits....................................................................................     34
     Modified Endowment Contracts........................................................................................     35
     Multiple Policies...................................................................................................     36
     Withholding.........................................................................................................     36
     Business Uses of Policy.............................................................................................     36
     Other Taxes.........................................................................................................     36
     Employer-owned Life Insurance Contracts.............................................................................     36
     Life Insurance Purchases by Residents of Puerto Rico................................................................     36
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     36
     Non-Individual Owners and Business Beneficiaries of Policies........................................................     37
     Split-Dollar Arrangements...........................................................................................     37
     Alternative Minimum Tax.............................................................................................     37
     Estate, Gift and Generation-Skipping Transfer Taxes.................................................................     37
         American Taxpayer Relief Act of 2012............................................................................     37
     Tax Shelter Regulations.............................................................................................     38
     Medicare Tax on Investment Income...................................................................................     38
     Life Insurance Purchases by Residents of Puerto Rico................................................................     38
     Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.............................................     38
Distribution of Certificates.............................................................................................     38
     Payments Made by Underlying Mutual Funds............................................................................     39
Other Matters............................................................................................................     40
     Legal Proceedings...................................................................................................     40
     Registration Statement..............................................................................................     40
     Financial Statements................................................................................................     40
Statement of Additional Information......................................................................................     41



  II

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QUESTIONS AND ANSWERS ABOUT THE
VARIABLE GROUP UNIVERSAL LIFE
INSURANCE CONTRACT



SUMMARY OF BENEFITS AND RISKS

     All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

     A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a partial surrender from his/her certificate, surrender all of his/her certificate or take certificate loans. Each certificate has a minimum Face Amount of death benefit coverage. The death benefit of a certificate may be greater than its Face Amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

     We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

     There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

RISKS OF OWNING A VARIABLE UNIVERSAL LIFE INSURANCE CERTIFICATE

     The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the certificate.

     A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

     There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

     Certificate loans may increase the risk of certificate lapse, may have a negative effect on a certificate's cash value and may reduce a certificate's death benefit.

     In some circumstances, experience credits, loans and amounts received from a partial surrender or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax could be imposed. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

WHAT IS A UNIVERSAL LIFE INSURANCE CERTIFICATE?

     A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

     A universal life insurance certificate has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

     Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

     Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

     A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term coverage is usually for a fixed period of time for a fixed premium.

WHAT MAKES THE CERTIFICATE "VARIABLE"?

     The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Minnesota Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Minnesota Life. Each sub-account invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

     The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a partial surrender or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

IS THERE AN INVESTMENT PERFORMANCE RISK?

     Yes. The account value of a certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease with investment experience.

     Subject to the limitations in the group policy, certificate and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 4.5 percent for group-sponsored programs implemented prior to July 1, 2002. For group-sponsored programs effective on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent.

     WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?

     The separate account currently invests in each of the Portfolios listed below. However, your group sponsor insurance program may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios listed below.


   Fund Portfolios include:

     Ivy Funds Variable Insurance Portfolios
         Ivy Funds VIP International Core Equity
         Ivy Funds VIP Science and Technology
     Lord Abbett Series Fund, Inc.
         Mid Cap Stock Portfolio

     MFS(R) Variable Insurance Trust
         MFS(R) Total Return Bond Series--Initial Class Shares

     MFS(R) Variable Insurance Trust II
         MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares Oppenheimer Variable Account Funds
         (both are Non-Service Shares)
         Oppenheimer Global Fund/VA
         Oppenheimer Main Street Small Cap Fund/VA
     Pioneer Variable Contracts Trust
         Pioneer Mid Cap Value VCT Portfolio--Class I Shares
     Securian Funds Trust
         SFT Advantus Money Market Fund
         SFT Advantus Bond Fund--Class 1 Shares
         SFT Advantus Index 400 Mid-Cap Fund--Class 1 Shares
         SFT Advantus Index 500 Fund--Class 1 Shares
         SFT Advantus Mortgage Securities Fund--Class 1 Shares
         SFT Advantus Real Estate Securities Fund--Class 1 Shares
         SFT Advantus Bond Fund--Class 2 Shares*
         SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares*
         SFT Advantus Index 500 Fund--Class 2 Shares*
         SFT Advantus Mortgage Securities Fund--Class 2 Shares*
         SFT Advantus Real Estate Securities Fund--Class 2 Shares*
     Van Eck VIP Trust
         Van Eck VIP Global Hard Assets Fund--Initial Class

--------------
*  no longer available for transfers or allocations in your policy

     There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus.

     We reserve the right to add, combine or remove eligible Funds and Portfolios.

HOW CAN NET PREMIUMS BE ALLOCATED?

     In the initial signed application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE CERTIFICATE?

     We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any unpaid monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

     Only the group sponsor may choose one of the two death benefit options under a group-sponsored program. The death benefit option so chosen shall be the same for all participants under the program. Once elected, the death benefit option chosen by the group sponsor shall remain unchanged.

     There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

ARE THE BENEFITS UNDER A CERTIFICATE SUBJECT TO FEDERAL INCOME TAX?

     Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

     Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a partial surrender or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

-    is made on or after the date on which the owner attains age 59 1/2,
-    is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

     Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

     For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?

     Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

-    to provide retirement income,
-    as collateral for a loan,
- to continue some amount of insurance protection without payment of premiums, or
-    to obtain cash by surrendering the certificate in full or in part.

     The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Partial Surrenders and Transfers" and "Loans" sections of this prospectus.

     In general, the owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".) Partial surrenders may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

     A surrender or partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum partial surrender amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account.

WHAT CHARGES ARE ASSOCIATED WITH THE CERTIFICATE?

     We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

                              TRANSACTION FEES

Charge                                                                      When Charge is Deducted              Amount Deducted
--------------------------------------------------------------------  ---------------------------------     ------------------------

Maximum Sales Charge Imposed on Premiums............................  From Each Premium Payment*            5 percent of Premium+

Maximum Premium Tax Charge..........................................  From Each Premium Payment*            4 percent of Premium+

Maximum OBRA Expense Charge**.......................................  From Each Premium Payment*            1.25 percent of
                                                                                                            Premium++

Maximum Deferred Sales Charge.......................................  None                                  N/A

Maximum Partial Surrender Fee.......................................  From Each Partial Surrender           Lesser of $25 or
                                                                                                            2 percent of the
                                                                                                            amount withdrawn+

Maximum Transfer Fee................................................  Upon Each Transfer+++                 $10+++


-------------
    * The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code
      Section 1035 exchange.

   **     The OBRA expense charge is to reimburse the Company for extra costs associated with a recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

    +     The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

   ++     For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.25 percent of each premium payment for group-sponsored programs implemented prior to April 1, 2000 or 0.35 percent of each premium payment for group-sponsored programs implemented on or after April 1, 2000.

  +++     There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

     The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

Charge                                                            When Charge is Deducted                   Amount Deducted
---------------------------------------------------------   ----------------------------------   -----------------------------------
COST OF INSURANCE CHARGE(1)(6)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and          Maximum: $41.36 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.03 per month per
                                                                                                 $1,000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.03 per month per
                                                                                                 $1,000 of net amount at risk
   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and          $0.05 per month per $1,000
                                                            Each Subsequent Monthly              of net amount at risk
                                                            Anniversary
MORTALITY AND EXPENSE RISK CHARGE(2).....................   Each Valuation Date                  Maximum: 0.25 percent of
                                                                                                 average daily assets of the
                                                                                                 separate account per year
MONTHLY ADMINISTRATION CHARGE(3).........................   On the Certificate Date and          Maximum: $4 per month
                                                            Each Subsequent Monthly
                                                            Anniversary
LOAN INTEREST SPREAD(4)..................................   Each Monthly Anniversary             1 percent of Policy Loan per
                                                                                                 year
ACCIDENTAL DEATH AND DISMEMBERMENT CHARGE(5).............   On the Certificate Date and          Maximum: $0.10 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
WAIVER OF PREMIUM CHARGE(5)..............................   On the Certificate Date and          Maximum: 50 percent of the
                                                            Each Subsequent Monthly              cost of insurance Charge
                                                            Anniversary
CHILD RIDER CHARGE(5)....................................   On the Certificate Date and          Maximum: $0.35 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
SPOUSE RIDER CHARGE(1)(5)
   MAXIMUM & MINIMUM CHARGE(7)...........................   On the Certificate Date and          Maximum: $41.36 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.03 per month per
                                                                                                 $1000 of net amount at risk
   MAXIMUM & MINIMUM CHARGE FOR CERTIFICATES ISSUED
   PRIOR TO JANUARY 1, 2009 AND ALL FACE AMOUNT INCREASES
   ON SUCH CERTIFICATES..................................   On the Certificate Date and          Maximum: $32.01 per month per
                                                            Each Subsequent Monthly              $1,000 of net amount at risk
                                                            Anniversary
                                                                                                 Minimum: $0.03 per month per
                                                                                                 $1,000 of net amount at risk
   CHARGE FOR A 45 YEAR OLD NON-SMOKING
   CERTIFICATEHOLDER(8)..................................   On the Certificate Date and          $0.05 per month per $1,000
                                                            Each Subsequent Monthly              of net amount at risk
                                                            Anniversary


-------------
(1) The cost of insurance charge will vary depending upon the insured's attained age, rate class and the group sponsored insurance program. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Minnesota Life at 1-800-843-8358, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2) The mortality and expense risk charge will vary based on the group-sponsored insurance program under which the certificate is issued. Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those policies.

(3) The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(4) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(5) The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(6) The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(7) The maximum charge in this row applies to certificates issued on or after January 1, 2009.

(8)  For certificates issued both before and after January 1, 2009.

     For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.


     The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2014. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.


                RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDING MANAGEMENT FEES,
               DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES)*


Fee Description                                                              Minimum          Maximum
----------------------------------------------------------------------       -------         --------

Total Annual Portfolio Operating Expenses.............................        0.46%            1.48%



-------------
* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fee (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.


---------------------------------------------------------------------------

GENERAL DESCRIPTIONS



MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam. Any benefits due and owing pursuant to a certificate are obligations of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the separate account. The obligations to group contract and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

     The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

     The separate account currently invests in the Portfolios of Ivy Funds VIP, Lord Abbett, MFS, MFS II, Oppenheimer, Pioneer, Securian Funds Trust and Van Eck. The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-843-8358. You should read each prospectus carefully before investing in the certificate.

     The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

     All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

     Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.



Fund/Portfolio                                                                   Investment Adviser
------------------------------------------------------------------  ---------------------------------------------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP International Core Equity...........................  Waddell & Reed Investment
   (Seeks to provide capital growth and appreciation.)              Management Company

Ivy Funds VIP Science and Technology..............................  Waddell & Reed Investment
   (Seeks to provide growth of capital.)                            Management Company


LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio...........................................  Lord, Abbett & Co. LLC
   (Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.)


MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Total Return Bond Series--Initial Class Shares.............  Massachusetts Financial Services
   (Seeks total return with an emphasis on current income but also  Company considering capital appreciation.)


MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares....  Massachusetts Financial Services
   (Seeks capital appreciation.)                                    Company

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares....................  OppenheimerFunds, Inc.
   (Seeks capital appreciation.)

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares.............................................  OppenheimerFunds, Inc.
   (Seeks capital appreciation.)

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares...............  Pioneer Investment Management, Inc.
   (Seeks capital appreciation by investing in a diversified
   portfolio of securities consisting primarily of common stocks.)



Fund/Portfolio                                                       Investment Sub-Adviser
------------------------------------------------------------------  -----------------------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:

Ivy Funds VIP International Core Equity...........................
   (Seeks to provide capital growth and appreciation.)

Ivy Funds VIP Science and Technology..............................
   (Seeks to provide growth of capital.)


LORD ABBETT SERIES FUND, INC.:

Mid Cap Stock Portfolio...........................................
   (Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.)


MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Total Return Bond Series--Initial Class Shares.............
   (Seeks total return with an emphasis on current income but also considering capital appreciation.)


MFS(R) VARIABLE INSURANCE TRUST II

MFS(R) Emerging Markets Equity Portfolio--Initial Class Shares....
   (Seeks capital appreciation.)

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA--Non-Service Shares....................
   (Seeks capital appreciation.)

Oppenheimer Main Street Small Cap Fund(R)/VA--
   Non-Service Shares.............................................
   (Seeks capital appreciation.)

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Mid Cap Value VCT Portfolio--Class I Shares...............
   (Seeks capital appreciation by investing in a diversified
   portfolio of securities consisting primarily of common stocks.)



Fund/Portfolio                                                                   Investment Adviser
------------------------------------------------------------------  ---------------------------------------------

SECURIAN FUNDS TRUST:

SFT Advantus Money Market Fund*...................................  Advantus Capital Management, Inc.

SFT Advantus Bond Fund--Class 1 Shares............................  Advantus Capital Management, Inc.

SFT Advantus Index 400 Mid-Cap Fund--Class 1 Shares...............  Advantus Capital Management, Inc.

SFT Advantus Index 500 Fund--Class 1 Shares.......................  Advantus Capital Management, Inc.

SFT Advantus Mortgage Securities Fund--Class 1 Shares.............  Advantus Capital Management, Inc.

SFT Advantus Real Estate Securities Fund--Class 1 Shares..........  Advantus Capital Management, Inc.

SFT Advantus Bond Fund--Class 2 Shares**..........................  Advantus Capital Management, Inc.

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares**.............  Advantus Capital Management, Inc.

SFT Advantus Index 500 Fund--Class 2 Shares**.....................  Advantus Capital Management, Inc.

SFT Advantus Mortgage Securities Fund--Class 2 Shares**...........  Advantus Capital Management, Inc.

SFT Advantus Real Estate Securities Fund--Class 2 Shares**........  Advantus Capital Management, Inc.

VAN ECK VIP TRUST:
Van Eck VIP Global Hard Assets Fund--Initial Class................  Van Eck Associates Corporation
   (Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.)



Fund/Portfolio                                                       Investment Sub-Adviser
------------------------------------------------------------------  -----------------------

SECURIAN FUNDS TRUST:

SFT Advantus Money Market Fund*...................................

SFT Advantus Bond Fund--Class 1 Shares............................

SFT Advantus Index 400 Mid-Cap Fund--Class 1 Shares...............

SFT Advantus Index 500 Fund--Class 1 Shares.......................

SFT Advantus Mortgage Securities Fund--Class 1 Shares.............

SFT Advantus Real Estate Securities Fund--Class 1 Shares..........

SFT Advantus Bond Fund--Class 2 Shares**..........................

SFT Advantus Index 400 Mid-Cap Fund--Class 2 Shares**.............

SFT Advantus Index 500 Fund--Class 2 Shares**.....................

SFT Advantus Mortgage Securities Fund--Class 2 Shares**...........

SFT Advantus Real Estate Securities Fund--Class 2 Shares**........

VAN ECK VIP TRUST:
Van Eck VIP Global Hard Assets Fund--Initial Class................
   (Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.)



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*  Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the separate account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.

** No longer available for transfers or allocations in your policy.

     The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CERTIFICATE CASH VALUE OF YOUR CERTIFICATE RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

     We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.


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

     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

VOTING RIGHTS

     We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

THE GUARANTEED ACCOUNT

     The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.


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

     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

SUMMARY INFORMATION

     Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

GUARANTEED ACCOUNT VALUE    Minnesota Life bears the full investment risk for
amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002 the minimum guaranteed annual rate is 3 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.


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                                                                CHARGES



     Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

     There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

PREMIUM EXPENSE CHARGES

     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

SALES CHARGE    We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

     The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge, the cost of insurance charge or the administration charge.

PREMIUM TAX CHARGE    We will deduct a percentage of premium charge, not to
exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. The state and/or jurisdiction in which a group policy is issued may impose taxes that are higher or lower than the premium taxes actually imposed on the group policy. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA EXPENSE CHARGE    Due to a 1990 federal tax law change under the Omnibus
Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

ACCOUNT VALUE CHARGES

     The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION   The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

     We may deduct an ADMINISTRATION CHARGE from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

     Changes to the cost of insurance rates are generally effective on the anniversary of the issuance of the group policy, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $32.01 per month per $1,000


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
of net amount at risk). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

     For group policies and certificates issued on and after January 1, 2009, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

PARTIAL SURRENDER CHARGE    For certificates under some group-sponsored
insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE   There is currently no charge assessed on transfers of net
cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

ADDITIONAL BENEFITS CHARGES   Additional benefits may be included with the
certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charges associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

SEPARATE ACCOUNT CHARGES

     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the certificate is issued. The annual rate will not exceed .25 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

FUND CHARGES

     Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Fund. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

GUARANTEE OF CERTAIN CHARGES

     We will not increase the following charges for group policies: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.


16


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INFORMATION ABOUT THE GROUP POLICY AND CERTIFICATES



APPLICATIONS AND ISSUANCE

     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a certificate under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue either a certificate or an individual policy to give to the owner. The issuance of a group contract or an individual policy and their associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

     A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

DOLLAR COST AVERAGING

     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Series Fund Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high.

     Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

     To elect dollar cost averaging the owner must have at least $3,000 in the Series Fund Money Market Sub-Account. The automatic transfer amount from the Series Fund Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Series Fund Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Series Fund Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.


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

FREE LOOK

     It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONTINUATION OF GROUP COVERAGE

     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below apply as of the date eligibility ends:

-    The group contract has terminated; or
- The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the certificate is issued. The required minimum will never be higher than $250.

     The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY

     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group certificate to an individual policy of life insurance with us subject to the following:

- The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
- The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested, and the owner may choose any death benefit option offered by such policy forms. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
- If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.

     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.


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

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE   The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION   The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be allowed to convert to individual coverage as described under the "Conversion Right to an Individual Policy" section of this prospectus.

     Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT    The contractholder may terminate the group
contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT   The group contract, the attached copy of the
contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT AND GROUP CONTRACT CHANGES   The contractholder
owns the group contract. THE GROUP CONTRACT MAY BE CHANGED OR AMENDED BY AGREEMENT BETWEEN US AND THE CONTRACTHOLDER WITHOUT THE CONSENT OF ANY PERSON CLAIMING RIGHTS OR BENEFITS UNDER THE GROUP CONTRACT. ANY SUCH CHANGES MADE, THAT ARE NOT MATERIAL TO THE INFORMATION PRESENTED IN THIS REGISTRATION STATEMENT, MAY BE MADE WITHOUT NOTICE TO OR CONSENT OF THE CERTIFICATE OWNERS. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.


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CERTIFICATE PREMIUMS



     A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.


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

     When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

     Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

PREMIUM LIMITATIONS

     After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE

     Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For a discussion of valuation periods see the "Unit Value" section of this prospectus.

     The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

     Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will be allocated to the Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market Sub-Account until the end of the period.

     We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent of the net premium. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the certificates.

     If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.


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DEATH BENEFIT AND ACCOUNT
VALUES



     If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected by the contractholder.

     Only the group sponsor may choose one of two death benefit options. The death benefit option so chosen shall be the same for all participants under the group-sponsored program. Once elected, the death benefit option chosen by the group-sponsor shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

OPTION A -- LEVEL DEATH BENEFIT

     The amount of the death benefit for Option A is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B -- INCREASING DEATH BENEFIT

     The amount of the death benefit for Option B is determined as follows:

- the face amount of insurance on the insured's date of death while the certificate is in force; plus
- the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
- the amount of the cost of insurance for the portion of the certificate month from the date of death to the end of the certificate month; plus
- any monthly deductions taken under the certificate since the date of death; less
-    any outstanding certificate loans and accrued loan interest charged;
     less
- any unpaid monthly deductions determined as of the date of the insured's death.

     At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The group sponsor must select the same test for all certificates. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests, please see the Statement of Additional Information.

CHANGE IN FACE AMOUNT

     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

INCREASES    If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be


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
accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

DECREASES   Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS

     The amount payable as death proceeds upon the insured's death will be determined according to the death benefit under the option elected. The death benefit proceeds will also include any amounts payable under any riders.

     If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of the death proceeds. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement (See "Settlement Options").

     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options").

     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES

     The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

     We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.


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

     Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE   The guaranteed account value is
the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented prior to July 1, 2002, the minimum guaranteed annual rate is 4.5 percent. For group-sponsored programs implemented on or after July 1, 2002, the minimum guaranteed annual rate is 3 percent. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE   The certificate's separate
account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value, for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

     Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits, loan interest credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

UNIT VALUE   The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR   The net investment factor for a valuation period is the
gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this certificate which is assessed at the annual rate stated on the specifications page of the certificate against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:

- the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus
- the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
- the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.


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

     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

DAILY VALUES    We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.


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                                         SURRENDERS, PARTIAL SURRENDERS
                                                          AND TRANSFERS



     The owner may request a surrender of or a partial surrender from the certificate at any time while the insured is living. To make a surrender or partial surrender, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and partial surrender requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or partial surrender request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status".)

     A partial surrender of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group sponsored insurance program. The minimum will never exceed $500. The maximum amount cannot exceed the maximum established for certificates under the group-sponsored insurance program. The maximum will be either:

- (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding certificate loans plus accrued certificate loan interest charged; or
-    100 percent of the net cash value.

     The maximum will be identified in the certificate.

     We reserve the right to limit the number of partial surrenders to one per certificate month, change the minimum amount for partial surrenders, limit the frequency of partial surrenders, or restrict or prohibit partial surrenders from the guaranteed account. A partial surrender will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A partial surrender has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion


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
that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a partial surrender under the certificate.

     A transaction charge will be deducted from the net cash value in connection with a partial surrender for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

TRANSFERS

     The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

     There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

MARKET TIMING   This policy is not designed to be used as a vehicle for
frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of--or otherwise modify, condition or terminate--any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

-    the dollar amount of the transfer(s);
- whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
- whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
-    the number of transfers in the previous calendar quarter;

- whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

     In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

GUARANTEED ACCOUNT TRANSFER RESTRICTIONS   There are additional restrictions to
transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

OTHER TRANSFER INFORMATION    For transfers out of the separate account or
among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Standard Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-4827.


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

     We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

     Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-843-8358.


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LOANS



     The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where
(a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charged. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

     Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission, or by any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

     If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment


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
will be within 61 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

     Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

LOAN INTEREST

     The interest rate charged on a certificate loan will be 8 percent per year.

     Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

     The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

     Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 7 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 7 percent annually, and compounded for the number of days since loan interest charges were last updated.

     Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

LOAN REPAYMENTS

     If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

     Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

     A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.


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LAPSE AND REINSTATEMENT



LAPSE

     Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

REINSTATEMENT

     A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

     The amount of account value on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated increased by the net premiums paid at the time of reinstatement.

     The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.


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ADDITIONAL BENEFITS



     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the certificate riders providing the additional benefits may vary from state to state, and the certificate should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 7.


ACCELERATED BENEFITS RIDER    Provides for the accelerated payment of the
insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.


WAIVER OF PREMIUM RIDER    Provides for the waiver of the monthly deduction
while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER    Provides additional insurance if
the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

CHILD RIDER    Provides for term insurance on the insured's children, as
specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

SPOUSE RIDER    Provides for term insurance on the insured's spouse and
children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER   Allows the contractholder to pay for all or a
portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.


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                            GENERAL MATTERS RELATING TO THE CERTIFICATE



POSTPONEMENT OF PAYMENTS    Normally, we will pay any certificate proceeds
within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a certificate with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or partial surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay


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
mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

     If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, partial surrender, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

THE CERTIFICATE   The certificate, the attached signed application,
endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the certificate and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the signed application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the certificate. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the group policy or certificate or to waive any of its provisions.

CONTROL OF CERTIFICATE   The insured will be considered the owner of the
certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

MATURITY   A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

BENEFICIARY   The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

     If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the order of priority identified in the group contract.

CHANGE OF BENEFICIARY    If the owner has reserved the right to change the
beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS   The death benefit proceeds of a certificate will be
payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.

     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.


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

     The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

-    INTEREST PAYMENTS   This option will provide payment of interest on the
     proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.
-    FIXED PERIOD ANNUITY   This is an annuity payable in monthly installments
     for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.
-    LIFE ANNUITY   This is an annuity payable monthly during the lifetime of
     the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.
-    PAYMENTS OF A SPECIFIED AMOUNT   This is an annuity payable in a specified
     amount until the proceeds and interest are fully paid.

     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.

     Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

     Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

ABANDONED PROPERTY REQUIREMENTS.    Every state has unclaimed property laws
which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.


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FEDERAL TAX STATUS



INTRODUCTION

     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE MINNESOTA LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT

     We are taxed as a "life insurance company" under the Internal Revenue Code (the, "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

     In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF CERTIFICATES

     Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy
Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

DIVERSIFICATION OF INVESTMENTS

     Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each


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portfolio of the Securian Funds Trust in which the separate account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

OWNER CONTROL

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

     In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

     The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

     There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

     A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ("investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in
Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

     Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

     The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

     It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

     To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

     In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

     If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

MULTIPLE POLICIES

     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

WITHHOLDING

     To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

BUSINESS USES OF POLICY

     The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

OTHER TAXES

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS

     The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts (or certificates) issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

     If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under
Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

SPLIT-DOLLAR ARRANGEMENTS

     The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for director and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX

     There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

     The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

     AMERICAN TAXPAYER RELIEF ACT OF 2012   The American Taxpayer Relief Act of
2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.


     For 2015, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,430,000 and 40%, respectively.

     The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of federal income, gift and estate tax consequences is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance contract or exercising elections under such a contract should consult a tax adviser.

TAX SHELTER REGULATIONS.

     Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME.

     Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.

     Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

     Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.


          DISTRIBUTION OF CERTIFICATES



     The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms") .. Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

     The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Minnesota Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Minnesota Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firm. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

     Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Minnesota Life may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     Minnesota Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

     In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

     Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Minnesota Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

     Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. Several of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

     Minnesota Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.


                      OTHER MATTERS



LEGAL PROCEEDINGS

     Minnesota Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Minnesota Life to meet its obligations under the Policy.

REGISTRATION STATEMENT

     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, the group contracts and certificates. Statements contained in this prospectus as to the contents of group contracts and certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The complete financial statements of the separate account and Minnesota Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

     To request a Statement of Additional Information call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

---------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION



     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements



Investment Company Act Number 811-8830


41


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
               (This page has been left blank intentionally.)

               (This page has been left blank intentionally.)

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



Item Number    Caption in Statement of Additional Information
    15.        Cover Page and Table of Contents

    16.        General Information and History

    17.        Services

    18.        Premiums

    19.        Additional Information About Operation of Contracts and Minnesota
               Life Variable Universal Life Account

    20.        Underwriters

    21.        Additional Information About Charges

    22.        Lapse and Reinstatement

    23.        Loans

    24.        Financial Statements

    25.        Illustrations

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)




                       STATEMENT OF ADDITIONAL INFORMATION

        THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2015

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-843-8358, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.

Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to policy and certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Minnesota Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The income gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account currently invests in the ALPS Variable Investment Trust Funds, American Funds Insurance Series(R) Funds, Fidelity(R) Variable Insurance Products Funds, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, Pioneer Variable Contracts Trust, Securian Funds Trust Funds, Van Eck VIP Trust and Vanguard(R) Variable Insurance Fund.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:


   - SECURIAN FUNDS TRUST - IVY(SM) SMALL CAP GROWTH FUND --


         (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

        (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

   - SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner's paycheck. If an owner's insurance is continued following loss of the insured's eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner's address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.


ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured's lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.

If the insured is a citizen of Missouri, Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

o        the monthly cost of insurance charges that were paid; and
o the monthly cost of insurance charges that should have been paid based on the insured's correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.


EXPERIENCE CREDITS Each year we will determine if the certificate will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage. Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate. Under either test, if the death benefit is not greater than the applicable percentage of the account value, we will increase the face amount or return premium with interest to maintain compliance with IRC
Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:


             Applicable Percentage     Applicable Percentage
 Attained   for certificates issued   for certificates issued on
   Age      before January 1, 2009     or after January 1, 2009

   35         432.4%                    512.3%
   45         310.2                     369.0
   55         226.9                     375.6
   65         171.8                     215.9
   75         137.5                     178.9

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:


Attained   Applicable      Attained   Applicable      Attained   Applicable
  Age      Percentage        Age      Percentage        Age      Percentage
40 & below    250%            54         157%            68         117%
   41         243             55         150             69         116
   42         236             56         146             70         115
   43         229             57         142             71         113
   44         222             58         138             72         111
   45         215             59         134             73         109
   46         209             60         130             74         107
   47         203             61         128            75-90       105
   48         197             62         126             91         104
   49         191             63         124             92         103
   50         185             64         122             93         102
   51         178             65         120             94         101
   52         171             66         119             95         100
   53         164             67         118

Several factors that may influence the premium limit under the Guideline Premium/Cash Value Corridor Test include: the current and past face amounts of the certificate, the certificate year, the age at certificate issue, the age at any face amount change, and the underwriting class of the insured as well as the charges under the certificate. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See "Federal Tax Status".)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. Amounts paid by Minnesota Life to the underwriter for 2014, 2013, and 2012 were $643,824, $656,942, and $949,059, net respectively.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of 0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

UNDERWRITING The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS

To illustrate the operation of the certificate under various assumptions, we have prepared several tables along with additional explanatory text, that may be of assistance.

The following tables illustrate how the account value and death benefit of a certificate change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a certificate issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. The account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual certificate years.


The tables illustrate a certificate issued to an insured, age 50 in a group-sponsored program. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, a 0.50 percent mortality and expense charge and a 0.25 percent OBRA expense charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular certificate has different administration, mortality and expense risk charge, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The account values and death benefits would also vary if premiums were paid in other amounts or at other than annual intervals, or account values were allocated differently among individual sub-accounts with varying rates of return. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.


The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 1980 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 125 percent of the rate under the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table. The account value column in the tables with the heading "Using Maximum Cost of Insurance Charges - - 2001 CSO" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate, which is 200 percent of the rate under the 2001 Commissioners Standard Ordinary ("2001 CSO") Mortality Table. A maximum sales charge of 5 percent is also used. The account value column in the tables with the heading "Using Assumed Cost of Insurance Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a certificate depend on a variety of factors as described in "Account Value Charges" section of the prospectus.


The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment expenses illustrated represent an average of the investment advisory fee charged for all Funds covered under the prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown under the heading "Fund Charges" in the prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as illustrated under the heading "Fund Charges" in the prospectus. The average annual expense number used in the illustrations (0.83 percent) does not include waivers, reductions, and reimbursements. Gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.32 percent, 4.60 percent and 10.52 percent.


The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now. To produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") and therefore the values do not reflect the additional premium expense charge to cover Minnesota Life's increased OBRA related expenses in that situation (as described in "OBRA Expense Charge").

The tables illustrate the certificate values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no certificate loans have been made. The tables are also based on the assumptions that no partial surrenders have been made, that no transfer charges were incurred, that no optional riders have been requested and that no allocations have been made to the guaranteed account. The certificate values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the certificate's qualification as life insurance under Section 7702 of the Code.

Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

                             DEATH BENEFIT OPTION A

                                  ISSUE AGE 50

                                     UNISEX
                                   NONTOBACCO

                      FACE AMOUNT OF INSURANCE - $750,000
                             ANNUAL PREMIUM - $13,200
                          (MONTHLY PREMIUM - $1,100)(1)

                   USING CURRENT COST OF INSURANCE CHARGES*


                                              -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)              6% Gross(2)              12% Gross(2)
                                   (-1.32% Net)(3)          (4.60% Net)(3)            (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account       Death       Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)      Benefit     Value(4)      Benefit
------     ---     -------     ---------     -------     ---------    ---------   ---------     ----------
 1         51      13,200      10,063        750,000        10,387     750,000       10,705       750,000
 2         52      13,200      19,762        750,000        21,015     750,000       22,294       750,000
 3         53      13,200      29,106        750,000        31,902     750,000       34,873       750,000
 4         54      13,200      38,020        750,000        42,984     750,000       48,468       750,000
 5         55      13,200      46,432        750,000        54,193     750,000       63,117       750,000
 6         56      13,200      54,273        750,000        65,465     750,000       78,870       750,000
 7         57      13,200      61,392        750,000        76,652     750,000       95,705       750,000
 8         58      13,200      67,891        750,000        87,855     750,000      113,858       750,000
 9         59      13,200      73,702        750,000        99,012     750,000      133,434       750,000
10         60      13,200      78,759        750,000       110,063     750,000      154,556       750,000

15         65      13,200      92,262        750,000       163,539     750,000      291,778       750,000
20         70      13,200      82,559        750,000       212,244     750,000      516,363       750,000
25         75      13,200           0        750,000       216,842     750,000      905,631       950,913
30         80      13,200           0        750,000        89,115     750,000    1,545,333     1,622,600
35         85      13,200           0        750,000             0     750,000    2,539,424     2,666,395
40         90      13,200           0        750,000             0     750,000    4,042,600     4,244,730
45         95      13,200           0        750,000             0     750,000    6,434,022     6,498,362



(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.


*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 50, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.


IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A

                                  ISSUE AGE 50

                                     UNISEX
                                   NONTOBACCO

                       FACE AMOUNT OF INSURANCE - $750,000
                             ANNUAL PREMIUM - $13,200
                           (MONTHLY PREMIUM - $1,100)(1)


              USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO


                                                  -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)             6% Gross(2)                12% Gross(2)
                                   (-1.32% Net)(3)         (4.60% Net)(3)             (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account      Death       Account         Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit     Value(4)       Benefit
------     ---     -------     ---------     -------     --------     -------    ----------     ---------
    1      51      13,200        7,540       750,000        7,782     750,000         8,021       750,000
    2      52      13,200       14,629       750,000       15,563     750,000        16,518       750,000
    3      53      13,200       21,216       750,000       23,288     750,000        25,491       750,000
    4      54      13,200       27,244       750,000       30,893     750,000        34,931       750,000
    5      55      13,200       32,680       750,000       38,337     750,000        44,861       750,000
    6      56      13,200       37,476       750,000       45,563     750,000        55,291       750,000
    7      57      13,200       41,600       750,000       52,527     750,000        66,254       750,000
    8      58      13,200       45,018       750,000       59,186     750,000        77,791       750,000
    9      59      13,200       47,680       750,000       65,475     750,000        89,934       750,000
   10      60      13,200       49,500       750,000       71,294     750,000       102,691       750,000

   15      65      13,200       41,346       750,000       87,946     750,000       175,322       750,000
   20      70      13,200            0       750,000       62,604     750,000       262,592       750,000
   25      75      13,200            0       750,000            0     750,000       368,784       750,000
   30      80      13,200            0       750,000            0     750,000       512,017       750,000
   35      85      13,200            0       750,000            0     750,000       812,557       853,185
   40      90      13,200            0       750,000            0     750,000     1,345,580     1,412,859
   45      95      13,200            0       750,000            0     750,000     2,196,669     2,218,636



(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION A

                                 ISSUE AGE 50

                                    UNISEX
                                  NONTOBACCO

                     FACE AMOUNT OF INSURANCE - $750,000
                            ANNUAL PREMIUM - $13,200
                          (MONTHLY PREMIUM - $1,100)(1)


              USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO


                                               -Assuming Hypothetical Investment Returns Of -
                                     0% Gross(2)            6% Gross(2)                12% Gross(2)
                                   (-1.32% Net)(3)        (4.60% Net)(3)             (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account      Death       Account         Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit     Value(4)       Benefit
------     ---     -------     ---------     -------     --------     -------    ----------     ---------
 1         51      13,200          7,130     750,000        7,359     750,000         7,584       750,000
 2         52      13,200         13,744     750,000       14,625     750,000        15,526       750,000
 3         53      13,200         19,758     750,000       21,703     750,000        23,772       750,000
 4         54      13,200         25,106     750,000       28,514     750,000        32,290       750,000
 5         55      13,200         29,652     750,000       34,904     750,000        40,971       750,000
 6         56      13,200         33,323     750,000       40,775     750,000        49,765       750,000
 7         57      13,200         36,087     750,000       46,068     750,000        58,662       750,000
 8         58      13,200         37,968     750,000       50,779     750,000        67,716       750,000
 9         59      13,200         38,962     750,000       54,877     750,000        76,961       750,000
10         60      13,200         38,949     750,000       58,214     750,000        86,325       750,000

15         65      13,200         15,996     750,000       53,994     750,000       128,679       750,000
20         70      13,200              0     750,000            0     750,000       148,597       750,000
25         75      13,200              0     750,000            0     750,000        92,761       750,000
30         80      13,200              0     750,000            0     750,000             0       750,000
35         85      13,200              0     750,000            0     750,000             0       750,000
40         90      13,200              0     750,000            0     750,000             0       750,000
45         95      13,200              0     750,000            0     750,000             0       750,000



(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                           DEATH BENEFIT OPTION B

                                ISSUE AGE 50

                                   UNISEX
                                 NONTOBACCO

                    FACE AMOUNT OF INSURANCE - $750,000
                           ANNUAL PREMIUM - $13,200
                         (MONTHLY PREMIUM - $1,100)(1)


                 USING CURRENT COST OF INSURANCE CHARGES*


                                          -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)              6% Gross(2)              12% Gross(2)
                                  (-1.32% Net)(3)          (4.60% Net)(3)            (10.52% Net)(3)
End of     Att     Annual      Account        Death      Account       Death        Account       Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit       Value(4)     Benefit
------     ---     -------     ---------     --------    --------     --------     ----------    ---------
   1       51      13,200        10,046       760,046      10,369     760,369          10,687      760,687
   2       52      13,200        19,692       769,692      20,939     770,939          22,213      772,213
   3       53      13,200        28,942       778,942      31,718     781,718          34,666      784,666
   4       54      13,200        37,713       787,713      42,624     792,624          48,050      798,050
   5       55      13,200        45,921       795,921      53,571     803,571          62,366      812,366
   6       56      13,200        53,484       803,484      64,468     814,468          77,618      827,618
   7       57      13,200        60,232       810,232      75,128     825,128          93,715      843,715
   8       58      13,200        66,266       816,266      85,633     835,633         110,839      860,839
   9       59      13,200        71,505       821,505      95,883     845,883         129,005      879,005
  10       60      13,200        75,871       825,871     105,775     855,775         148,226      898,226

  15       65      13,200        84,027       834,027     148,192     898,192         263,340    1,013,340
  20       70      13,200        66,198       816,198     171,970     921,970         419,401    1,169,401
  25       75      13,200             0       750,000     116,666     866,666         580,859    1,330,859
  30       80      13,200             0       750,000           0     750,000         668,440    1,418,440
  35       85      13,200             0       750,000           0     750,000         510,686    1,260,686
  40       90      13,200             0       750,000           0     750,000               0      750,000
  45       95      13,200             0       750,000           0     750,000               0      750,000



(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.


*This illustration uses assumed cost of insurance charges for a group-sponsored program. The actual cost of insurance charges of a certificate depend on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for an attained age of 50, used for the purposes of this illustration is $0.190. The cost of insurance charge will increase as the insured ages.


IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            DEATH BENEFIT OPTION B

                                 ISSUE AGE 50

                                    UNISEX
                                  NONTOBACCO

                     FACE AMOUNT OF INSURANCE - $750,000
                            ANNUAL PREMIUM - $13,200
                          (MONTHLY PREMIUM - $1,100)(1)


           USING MAXIMUM COST OF INSURANCE CHARGES - 1980 CSO


                                            -Assuming Hypothetical Investment Returns Of -
                                    0% Gross(2)               6% Gross(2)              12% Gross(2)
                                 (-1.32% Net)(3)            (4.60% Net)(3)           (10.52% Net)(3)
End of     Att     Annual      Account        Death      Account       Death       Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit      Value(4)      Benefit
------     ---     -------     ---------     --------    --------     --------    ----------    ----------
   1        51      13,200        7,515      757,515       7,756      757,756         7,994        757,994
   2        52      13,200       14,528      764,528      15,454      765,454        16,401        766,401
   3        53      13,200       20,984      770,984      23,027      773,027        25,198        775,198
   4        54      13,200       26,819      776,819      30,394      780,394        34,350        784,350
   5        55      13,200       31,995      781,995      37,501      787,501        43,848        793,848
   6        56      13,200       36,460      786,460      44,271      794,271        53,660        803,660
   7        57      13,200       40,178      790,178      50,642      800,642        63,773        813,773
   8        58      13,200       43,114      793,114      56,550      806,550        74,170        824,170
   9        59      13,200       45,217      795,217      61,909      811,909        84,816        834,816
  10        60      13,200       46,397      796,397      66,592      816,592        95,630        845,630

  15        65      13,200       34,099      784,099      73,496      823,496       147,240        897,240
  20        70      13,200            0      750,000      30,838      780,838       173,415        923,415
  25        75      13,200            0      750,000           0      750,000       119,228        869,228
  30        80      13,200            0      750,000           0      750,000             0        750,000
  35        85      13,200            0      750,000           0      750,000             0        750,000
  40        90      13,200            0      750,000           0      750,000             0        750,000
  45        95      13,200            0      750,000           0      750,000             0        750,000



(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION B

                                  ISSUE AGE 50

                                     UNISEX
                                  NONTOBACCO

                      FACE AMOUNT OF INSURANCE - $750,000
                           ANNUAL PREMIUM - $13,200
                          (MONTHLY PREMIUM - $1,100)(1)


             USING MAXIMUM COST OF INSURANCE CHARGES - 2001 CSO


                                           -Assuming Hypothetical Investment Returns Of -
                                   0% Gross(2)               6% Gross(2)                12% Gross(2)
                                 (-1.32% Net)(3)           (4.60% Net)(3)             (10.52% Net)(3)
End of     Att     Annual      Account       Death       Account       Death        Account        Death
Pol Yr     Age     Premium     Value(4)      Benefit     Value(4)     Benefit       Value(4)      Benefit
------     ---     -------     ---------     -------     --------     --------     ---------     ---------
   1        51      13,200       7,104       757,104       7,332       757,332        7,557       757,557
   2        52      13,200      13,640       763,640      14,513       764,513       15,404       765,404
   3        53      13,200      19,518       769,518      21,433       771,433       23,469       773,469
   4        54      13,200      24,666       774,666      27,999       777,999       31,689       781,689
   5        55      13,200      28,942       778,942      34,036       784,036       39,918       789,918
   6        56      13,200      32,268       782,268      39,429       789,429       48,062       798,062
   7        57      13,200      34,611       784,611      44,102       794,102       56,065       806,065
   8        58      13,200      36,004       786,004      48,040       798,040       63,931       813,931
   9        59      13,200      36,448       786,448      51,199       801,199       71,636       821,636
  10        60      13,200      35,833       785,833      53,416       803,416       79,030       829,030

  15        65      13,200       9,798       759,798      40,496       790,496      100,999       850,999
  20        70      13,200           0       750,000           0       750,000       70,067       820,067
  25        75      13,200           0       750,000           0       750,000            0       750,000
  30        80      13,200           0       750,000           0       750,000            0       750,000
  35        85      13,200           0       750,000           0       750,000            0       750,000
  40        90      13,200           0       750,000           0       750,000            0       750,000
  45        95      13,200           0       750,000           0       750,000            0       750,000



(1) A premium payment of $1,100 is assumed to be paid monthly at the beginning of each certificate month.


(2) Assumes that no certificate loans have been made, no withdrawals have been made, that no transfer charges were incurred and that no optional riders have been requested.

(3) The amounts shown for the hypothetical account value and death benefit as of each certificate year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund are assessed against the net assets of the Variable Universal Life Account and deducted from the gross return.

(4) Based upon the assumptions made in the illustrations, the account value is equal to the certificate surrender value.

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CERTIFICATE OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A CERTIFICATE OWNER, AND THE INVESTMENT EXPERIENCE OF THE CERTIFICATE'S SUB-ACCOUNTS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY CERTIFICATE LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Universal Life Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                           December 31, 2014 and 2013

       (With Independent Registered Public Accounting Firm Report Thereon)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                                December 31, 2014

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                       --------
Independent Registered Public Accounting Firm Report                          1

Statements of Assets, Liabilities, and Policy Owners' Equity                  2

Statements of Operations                                                     16

Statements of Changes in Net Assets                                          30

Notes to Financial Statements                                                44

[KPMG LOGO]

                    KPMG LLP
                    4200 Wells Fargo Center
                    90 South Seventh Street
                    Minneapolis, MN 55402

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Policy Owners of Minnesota Life Variable Universal Life Account:

We have audited the accompanying statement of assets, liabilities, and policy owner's equity of the sub-accounts of Minnesota Life Variable Universal Life Account, as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities owned at December 31, 2014 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Minnesota Life Variable Universal Life Account as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2015

                    KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG International"), a Swiss entity.

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                       AMER FUNDS      AMER FUNDS     FIDELITY VIP                                    FIDELITY VIP
                                        IS GLBL          IS NEW        ASSET MGR      FIDELITY VIP    FIDELITY VIP     CONTRAFUND
                                      GROWTH CL 1      WORLD CL 1        GRO IC       ASSET MGR IC    BALANCED IC          IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       80,437          10,287         290,770          97,681         151,287       1,821,337
Receivable from Minnesota Life for
  policy purchase payments                       39              --              --              --              --              --
Receivable for investments sold                  --             108         313,462          75,736         204,990       2,158,287
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                             80,476          10,395         604,232         173,417         356,277       3,979,624
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $           --             108         313,462          75,736         204,990       2,158,287
Payable for investments purchased                39              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                            39             108         313,462          75,736         204,990       2,158,287
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $       80,437          10,287         290,770          97,681         151,287       1,821,337
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $       80,437          10,287         290,770          97,681         151,287       1,821,337

    Investment shares                         2,927             496          15,184           5,696           8,936          48,751
    Investments at cost              $       82,685          12,107         291,297          98,513         149,930       1,728,144

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                      DISC SM CAP     DYNAMIC CAP       EMERGING        EQUITY-         FREEDOM         FREEDOM
                                           IC            APP IC        MARKETS IC      INCOME IC        2010 IC         2015 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       56,268          67,282          69,552       1,315,797           4,894          10,958
Receivable from Minnesota Life for
  policy purchase payments                       --              --              --              --              --              --
Receivable for investments sold              92,293          65,152          71,292         497,051          14,814          47,856
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                            148,561         132,434         140,844       1,812,848          19,708          58,814
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $       92,293          65,152          71,292         497,051          14,814          47,856
Payable for investments purchased                --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                        92,293          65,152          71,292         497,051          14,814          47,856
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $       56,268          67,282          69,552       1,315,797           4,894          10,958
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $       56,268          67,282          69,552       1,315,797           4,894          10,958

    Investment shares                         3,766           4,962           7,643          54,215             393             871
    Investments at cost              $       56,046          63,995          69,919       1,205,963           4,939          11,078

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP     FIDELITY VIP    FIDELITY VIP   FIDELITY VIP     FIDELITY VIP   FIDELITY VIP
                                        FREEDOM          FREEDOM         FREEDOM        FREEDOM          FREEDOM        FREEDOM
                                        2020 IC          2025 IC         2030 IC        2035 IC          2040 IC        2045 IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       10,665          14,295          48,295           9,775          11,191           8,197
Receivable from Minnesota Life for
  policy purchase payments                       --              --              --              --              --              --
Receivable for investments sold              56,008          20,708          96,154          17,536          31,919          12,490
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                             66,673          35,003         144,449          27,311          43,110          20,687
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $       56,008          20,708          96,154          17,536          31,919          12,490
Payable for investments purchased                --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                        56,008          20,708          96,154          17,536          31,919          12,490
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $       10,665          14,295          48,295           9,775          11,191           8,197
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $       10,665          14,295          48,295           9,775          11,191           8,197

    Investment shares                           835           1,086           3,712             501             600             443
    Investments at cost              $       10,792          14,530          49,179           9,908          11,381           8,327

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                        FREEDOM         FREEDOM        FUNDS MGR       FUNDS MGR       FUNDS MGR       FUNDS MGR
                                        2050 IC        INCOME IC         20% SC          50% SC          60% SC          70% SC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       15,845           4,606           4,962           8,931           7,379           6,568
Receivable from Minnesota Life for
  policy purchase payments                       --              --              --              --              --              --
Receivable for investments sold              14,182          12,761           8,765           2,709           8,678          10,916
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                             30,027          17,367          13,727          11,640          16,057          17,484
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $       14,182          12,761           8,765           2,709           8,678          10,916
Payable for investments purchased                --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                        14,182          12,761           8,765           2,709           8,678          10,916
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $       15,845           4,606           4,962           8,931           7,379           6,568
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $       15,845           4,606           4,962           8,931           7,379           6,568

    Investment shares                           940             418             431             721             616             530
    Investments at cost              $       15,992           4,624           4,981           8,963           7,342           6,567

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP    FIDELITY VIP
                                       FUNDS MGR          GRO           GROWTH &      FIDELITY VIP     GROWTH OPP     GROWTH STOCK
                                         85% SC      STRATEGIES IC       INC IC        GROWTH IC           IC             IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $        7,946          70,739         300,957       1,266,393         310,653           9,114
Receivable from Minnesota Life for
  policy purchase payments                       --              --              --              --              --              --
Receivable for investments sold              52,174          83,921         647,264       2,330,041         808,593          44,517
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                             60,120         154,660         948,221       3,596,434       1,119,246          53,631
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $       52,174          83,921         647,264       2,330,041         808,593          44,517
Payable for investments purchased                --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                        52,174          83,921         647,264       2,330,041         808,593          44,517
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $        7,946          70,739         300,957       1,266,393         310,653           9,114
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $        7,946          70,739         300,957       1,266,393         310,653           9,114

    Investment shares                           638           4,968          14,483          19,949           9,270             458
    Investments at cost              $        7,931          65,130         289,780       1,174,549         288,899           9,202

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                                      FIDELITY VIP   FIDELITY VIP                     FIDELITY VIP
                                      FIDELITY VIP    FIDELITY VIP    INTL CAP APP   INVEST GRADE     FIDELITY VIP     MONEY MKT
                                      HIGH INC IC     INDEX 500 IC         IC              IC          MID CAP IC          IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $      335,162         987,252          75,918         194,137       1,246,875         338,277
Receivable from Minnesota Life for
  policy purchase payments                       --              --              --              --              --              --
Receivable for investments sold             430,246       1,435,908         165,311         197,771       1,475,538         661,842
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                            765,408       2,423,160         241,229         391,908       2,722,413       1,000,119
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $      430,246       1,435,908         165,311         197,771       1,475,538         661,842
Payable for investments purchased                --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                       430,246       1,435,908         165,311         197,771       1,475,538         661,842
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $      335,162         987,252          75,918         194,137       1,246,875         338,277
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $      335,162         987,252          75,918         194,137       1,246,875         338,277

    Investment shares                        60,718           4,744           5,835          15,179          33,091         338,277
    Investments at cost              $      348,870         921,203          75,115         193,299       1,181,966         338,277

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP                    FIDELITY VIP
                                      FIDELITY VIP    REAL ESTATE     START INCOME     TARGET VOL     FIDELITY VIP       VALUE
                                      OVERSEAS IC         IC              IC              IC            VALUE IC       LEADERS IC
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $      552,777         126,886          91,021          45,289          56,028           5,039
Receivable from Minnesota Life for
  policy purchase payments                       --              --              --              --              --              --
Receivable for investments sold             976,465         124,696          81,483          15,459         121,669           5,569
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                          1,529,242         251,582         172,504          60,748         177,697          10,608
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $      976,465         124,696          81,483          15,459         121,669           5,569
Payable for investments purchased                --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                       976,465         124,696          81,483          15,459         121,669           5,569
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $      552,777         126,886          91,021          45,289          56,028           5,039
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $      552,777         126,886          91,021          45,289          56,028           5,039

    Investment shares                        29,560           6,431           8,185           3,994           3,493             326
    Investments at cost              $      583,562         119,564          94,052          46,334          54,666           4,808

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                                                        IBBOTSON
                                      FIDELITY VIP      IBBOTSON        IBBOTSON        INCOME &
                                      VALUE STRAT       BALANCED         GROWTH          GROWTH         IVY VIP          IVY VIP
                                           IC             ETF1            ETF1            ETF1          BALANCED       CORE EQUITY
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       61,833           9,298           9,271          10,923       3,185,379         242,349
Receivable from Minnesota Life for
  policy purchase payments                       --              --              --              --              --              --
Receivable for investments sold             101,820               3              14             301          14,058           3,219
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                            163,653           9,301           9,285          11,224       3,199,437         245,568
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $      101,820               3              14             301          14,058           3,219
Payable for investments purchased                --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                       101,820               3              14             301          14,058           3,219
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $       61,833           9,298           9,271          10,923       3,185,379         242,349
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $       61,833           9,298           9,271          10,923       3,185,379         242,349

    Investment shares                         4,071             818             823             999         312,464          17,095
    Investments at cost              $       59,365           9,321           9,145          11,062       2,905,211         227,736

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                                        IVY VIP         IVY VIP         IVY VIP
                                        IVY VIP       IVY VIP INTL     MICRO CAP       SCIENCE &       SMALL CAP        IVY VIP
                                      HIGH INCOME     CORE EQUITY        GROWTH           TECH           VALUE           VALUE
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $       10,027       5,645,993         157,317       7,606,060         578,553         336,593
Receivable from Minnesota Life for
  policy purchase payments                       84          31,888              --          50,213              --              --
Receivable for investments sold                  --              --           1,399              --           2,884           4,666
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                             10,111       5,677,881         158,716       7,656,273         581,437         341,259
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $           --              --           1,399              --           2,884           4,666
Payable for investments purchased                84          31,888              --          50,213              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                            84          31,888           1,399          50,213           2,884           4,666
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $       10,027       5,645,993         157,317       7,606,060         578,553         336,593
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $       10,027       5,645,993         157,317       7,606,060         578,553         336,593

    Investment shares                         2,604         313,715           5,886         303,960          32,177          45,567
    Investments at cost              $       10,329       5,194,541         144,824       6,152,974         527,022         293,954

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                                      LORD ABBETT         MFS           MFS VIT
                                      JANUS ASPEN     JANUS ASPEN       MID CAP         RESEARCH      EMRG MKT EQ      OPP GLOBAL
                                        FORTY SS      OVERSEAS SS        STOCK          BOND IC            IC           FUND VA
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $      216,770         912,067       5,515,050       1,277,545       1,510,153       2,382,340
Receivable from Minnesota Life for
  policy purchase payments                       --              --          42,044          14,246          26,076          27,370
Receivable for investments sold               2,364           5,746              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                            219,134         917,813       5,557,094       1,291,791       1,536,229       2,409,710
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $        2,364           5,746              --              --              --              --
Payable for investments purchased                --              --          42,044          14,246          26,076          27,370
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                         2,364           5,746          42,044          14,246          26,076          27,370
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $      216,770         912,067       5,515,050       1,277,545       1,510,153       2,382,340
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $      216,770         912,067       5,515,050       1,277,545       1,510,153       2,382,340

    Investment shares                         5,528          28,909         211,954          94,633         112,196          60,312
    Investments at cost              $      211,329       1,197,274       3,887,037       1,269,299       1,631,158       2,152,710

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                      PIONEER MID-        SFT                         SFT ADVANTUS    SFT ADVANTUS
                                         OPP MS        CAP VALUE        ADVANTUS      SFT ADVANTUS    INDEX 400 MC    NDEX 400 MC
                                       SMALL CAP          VCT          BOND CL 1       BOND CL 2          CL 1            CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $    2,646,404       1,448,239       4,296,117      18,475,120      14,219,994      35,323,829
Receivable from Minnesota Life for
  policy purchase payments                   22,024          16,957          34,027          38,712          79,116          36,193
Receivable for investments sold                  --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                          2,668,428       1,465,196       4,330,144      18,513,832      14,299,110      35,360,022
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $           --              --              --              --              --              --
Payable for investments purchased            22,024          16,957          34,027          38,712          79,116          36,193
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                        22,024          16,957          34,027          38,712          79,116          36,193
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $    2,646,404       1,448,239       4,296,117      18,475,120      14,219,994      35,323,829
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $    2,646,404       1,448,239       4,296,117      18,475,120      14,219,994      35,323,829

    Investment shares                        99,639          63,547       1,999,666       8,728,851       3,906,914       9,851,114
    Investments at cost              $    2,386,021       1,365,633       4,076,970      16,181,001      10,793,822      20,196,763

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                          SFT             SFT             SFT             SFT             SFT             SFT
                                        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS
                                        INDEX 500       INDEX 500       INTL BOND        MONEY          MORTGAGE        MORTGAGE
                                          CL 1            CL 2            CL 2           MARKET           CL 1            CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $   26,078,159      83,763,005       2,547,403       3,917,024         640,596         397,052
Receivable from Minnesota Life for
  policy purchase payments                  145,449          50,481              --              --           6,331           1,967
Receivable for investments sold                  --              --           4,071          95,010              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                         26,223,608      83,813,486       2,551,474       4,012,034         646,927         399,019
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $           --              --           4,071          95,010              --              --
Payable for investments purchased           145,449          50,481              --              --           6,331           1,967
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                       145,449          50,481           4,071          95,010           6,331           1,967
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $   26,078,159      83,763,005       2,547,403       3,917,024         640,596         397,052
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $   26,078,159      83,763,005       2,547,403       3,917,024         640,596         397,052

    Investment shares                     3,370,659      10,989,809       1,027,474       3,918,948         349,097         219,643
    Investments at cost              $   19,457,064      47,993,228       2,268,673       3,918,948         613,082         366,294

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                          SFT             SFT
                                        ADVANTUS        ADVANTUS                        SFT IVY       SFT PYRAMIS     VAN ECK VIP
                                          REAL            REAL          SFT IVY        SMALL CAP      CORE EQUITY      GLOB HARD
                                      ESTATE CL 1     ESTATE CL 2        GROWTH          GROWTH           CL 1           ASSETS
                                     --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at net asset value       $    3,934,631       1,240,160       2,214,061         638,042         568,228       3,734,198
Receivable from Minnesota Life for
  policy purchase payments                   34,730          10,085              --              --              --          39,739
Receivable for investments sold                  --              --          10,887           6,122           3,332              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total assets                          3,969,361       1,250,245       2,224,948         644,164         571,560       3,773,937
                                     --------------  --------------  --------------  --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $           --              --          10,887           6,122           3,332              --
Payable for investments purchased            34,730          10,085              --              --              --          39,739
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Total liabilities                        34,730          10,085          10,887           6,122           3,332          39,739
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $    3,934,631       1,240,160       2,214,061         638,042         568,228       3,734,198
                                     ==============  ==============  ==============  ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $    3,934,631       1,240,160       2,214,061         638,042         568,228       3,734,198

    Investment shares                       957,763         306,442         196,754          59,022          50,972         147,189
    Investments at cost               $   3,092,270         952,864       1,972,383         590,977         511,265       4,661,836

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                                December 31, 2014

                                                 SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------
                                      VANGUARD VI     VANGUARD VI
                                      DIVERSIFIED      TOTAL BOND
                                         VALUE           MARKET          TOTALS
                                     --------------  --------------  --------------
ASSETS
Investments at net asset value       $       17,058           9,413     245,923,976
Receivable from Minnesota Life for
  policy purchase payments                       --              --         707,771
Receivable for investments sold                 449             248      13,748,927
                                     --------------  --------------  --------------
    Total assets                             17,507           9,661     260,380,674
                                     --------------  --------------  --------------
LIABILITIES
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                    $          449             248      13,748,927
Payable for investments purchased                --              --         707,771
                                     --------------  --------------  --------------
    Total liabilities                           449             248      14,456,698
                                     --------------  --------------  --------------
    Net assets applicable to
      policy owners                  $       17,058           9,413     245,923,976
                                     ==============  ==============  ==============
POLICY OWNERS' EQUITY
    Total policy owners' equity      $       17,058           9,413     245,923,976

    Investment shares                           915             780
    Investments at cost              $       16,573           9,131     177,043,498

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           AMER FUNDS     AMER FUNDS
                                            IS GLBL         IS NEW      FIDELITY VIP                                 FIDELITY VIP
                                          GROWTH CL 1     WORLD CL 1     ASSET MGR     FIDELITY VIP   FIDELITY VIP    CONTRAFUND
                                              (a)            (a)           GRO IC      ASSET MGR IC   BALANCED IC         IC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $          844            136          8,359          5,453          8,205         45,281
   Mortality, expense charges and
      administrative charges (note 3)              (101)           (18)        (2,052)          (921)        (1,338)       (13,931)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net                743            118          6,307          4,532          6,867         31,350
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                        892            892            606         16,584         66,072         94,990
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                           968            260        841,931        382,474        629,286      6,391,048
      Cost of investments sold                   (1,041)          (295)      (660,408)      (345,562)      (606,105)    (4,439,505)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                    (73)           (35)       181,523         36,912         23,181      1,951,543
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                                819            857        182,129         53,496         89,253      2,046,533
   Net change in unrealized
      appreciation (depreciation) of
      investments                                (2,248)        (1,820)      (145,792)       (37,740)       (43,345)    (1,501,889)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments          (1,429)          (963)        36,337         15,756         45,908        544,644
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $         (686)          (845)        42,644         20,288         52,775        575,994
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                          DISC SM CAP    DYNAMIC CAP      EMERGING       EQUITY-        FREEDOM        FREEDOM
                                               IC           APP IC       MARKETS IC     INCOME IC       2010 IC        2015 IC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $          785          1,241            637         55,013            320            964
   Mortality, expense charges and
      administrative charges (note 3)              (512)          (730)          (500)        (6,496)           (46)          (142)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net                273            511            137         48,517            274            822
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                     14,022         10,650             --         28,488            283            954
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                       225,313        299,437        208,281      1,545,899         24,224         64,475
      Cost of investments sold                 (206,964)      (218,319)      (192,988)    (1,244,660)       (22,144)       (62,330)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                 18,349         81,118         15,293        301,239          2,080          2,145
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                             32,371         91,768         15,293        329,727          2,363          3,099
   Net change in unrealized
      appreciation (depreciation) of
      investments                               (24,829)       (61,440)       (11,356)      (205,176)        (1,877)        (1,247)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments           7,542         30,328          3,937        124,551            486          1,852
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $        7,815         30,839          4,074        173,068            760          2,674
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                            FREEDOM        FREEDOM        FREEDOM        FREEDOM        FREEDOM        FREEDOM
                                            2020 IC        2025 IC        2030 IC        2035 IC        2040 IC        2045 IC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $        1,049            662          2,424            410            652            306
   Mortality, expense charges and
      administrative charges (note 3)              (165)           (88)          (466)           (69)           (97)           (75)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net                884            574          1,958            341            555            231
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                      1,179            681          3,674            393            633            428
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                        87,649         58,036        254,755         39,273         46,649         42,667
      Cost of investments sold                  (80,317)       (55,522)      (223,141)       (35,924)       (41,147)       (38,898)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                  7,332          2,514         31,614          3,349          5,502          3,769
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                              8,511          3,195         35,288          3,742          6,135          4,197
   Net change in unrealized
      appreciation (depreciation) of
      investments                                (6,290)        (2,192)       (29,481)        (2,859)        (4,927)        (3,782)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments           2,221          1,003          5,807            883          1,208            415
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $        3,105          1,577          7,765          1,224          1,763            646
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                            FREEDOM        FREEDOM       FUNDS MGR      FUNDS MGR      FUNDS MGR      FUNDS MGR
                                            2050 IC       INCOME IC        20% SC         50% SC         60% SC         70% SC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $          437            607            171            359            200            206
   Mortality, expense charges and
      administrative charges (note 3)               (71)           (97)           (30)           (71)           (39)           (82)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net                366            510            141            288            161            124
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                        429            348            149            244            397            139
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                        29,274         39,184         11,989         34,908         13,369         53,230
      Cost of investments sold                  (25,443)       (37,926)       (11,827)       (32,074)       (11,679)       (47,062)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                  3,831          1,258            162          2,834          1,690          6,168
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                              4,260          1,606            311          3,078          2,087          6,307
   Net change in unrealized
      appreciation (depreciation) of
      investments                                (3,426)          (754)            10         (1,823)        (1,473)        (3,699)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments             834            852            321          1,255            614          2,608
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $        1,200          1,362            462          1,543            775          2,732
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP   FIDELITY VIP
                                           FUNDS MGR         GRO          GROWTH &     FIDELITY VIP    GROWTH OPP    GROWTH STOCK
                                             85% SC     STRATEGIES IC      INC IC       GROWTH IC          IC             IC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $          654            162         16,843          8,739          2,845            474
   Mortality, expense charges and
      administrative charges (note 3)              (512)          (471)        (2,528)       (12,155)        (3,328)          (150)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net                142           (309)        14,315         (3,416)          (483)           324
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                        659             --            260             --          1,230          5,719
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                       275,884        229,227      1,115,653      4,938,365      1,530,406        100,753
      Cost of investments sold                 (221,173)      (171,011)      (816,434)    (3,183,998)    (1,068,216)       (93,083)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                 54,711         58,216        299,219      1,754,367        462,190          7,670
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                             55,370         58,216        299,479      1,754,367        463,420         13,389
   Net change in unrealized
      appreciation (depreciation) of
      investments                               (50,342)       (35,277)      (217,659)    (1,233,105)      (317,858)        (6,508)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments           5,028         22,939         81,820        521,262        145,562          6,881
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $        5,170         22,630         96,135        517,846        145,079          7,205
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                        FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP
                                          FIDELITY VIP   FIDELITY VIP   INTL CAP APP   INVEST GRADE   FIDELITY VIP    MONEY MKT
                                          HIGH INC IC    INDEX 500 IC        IC             IC         MID CAP IC         IC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $       47,878         42,629          1,187          9,009         10,935            116
   Mortality, expense charges and
      administrative charges (note 3)            (2,632)        (6,415)          (791)        (1,117)       (11,434)        (2,907)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net             45,246         36,214            396          7,892           (499)        (2,791)
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                         --          2,367             --            185        105,206             --
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                       972,284      2,655,302        313,584        445,531      4,406,618      1,503,683
      Cost of investments sold                 (987,785)    (1,893,176)      (246,003)      (457,929)    (3,622,056)    (1,503,683)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                (15,501)       762,126         67,581        (12,398)       784,562             --
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                            (15,501)       764,493         67,581        (12,213)       889,768             --
   Net change in unrealized
      appreciation (depreciation) of
      investments                               (18,384)      (473,726)       (59,857)        29,158       (623,320)            --
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments         (33,885)       290,767          7,724         16,945        266,448             --
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $       11,361        326,981          8,120         24,837        265,949         (2,791)
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                         FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP
                                          FIDELITY VIP   REAL ESTATE    STRAT INCOME    TARGET VOL    FIDELITY VIP      VALUE
                                          OVERSEAS IC         IC             IC           IC (c)        VALUE IC      LEADERS IC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $       29,936          6,169          6,557            659          2,783            146
   Mortality, expense charges and
      administrative charges (note 3)            (6,005)          (902)          (672)           (27)          (532)           (33)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net             23,931          5,267          5,885            632          2,251            113
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                        620         20,587          2,492          1,388          8,102             --
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                     2,247,806        375,198        247,703         17,786        211,935         15,924
      Cost of investments sold               (1,827,200)      (323,857)      (255,144)       (17,833)      (174,766)       (12,851)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                420,606         51,341         (7,441)           (47)        37,169          3,073
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                            421,226         71,928         (4,949)         1,341         45,271          3,073
   Net change in unrealized
      appreciation (depreciation) of
      investments                              (654,099)        14,765          8,249         (1,289)       (24,833)        (1,593)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments        (232,873)        86,693          3,300             52         20,438          1,480
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $     (208,942)        91,960          9,185            684         22,689          1,593
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                         IBBOTSON
                                          FIDELITY VIP     IBBOTSON       IBBOTSON       INCOME &
                                          VALUE STRAT      BALANCED        GROWTH         GROWTH        IVY VIP        IVY VIP
                                               IC          ETF1 (a)       ETF1 (a)       ETF1 (a)       BALANCED     CORE EQUITY
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $        2,061            129            113            134         28,001          1,140
   Mortality, expense charges and
      administrative charges (note 3)              (577)           (15)           (15)           (15)       (14,373)          (643)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net              1,484            114             98            119         13,628            497
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                         --            139             20            159        251,703         32,109
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                       231,490             32             65            371        482,740         48,555
      Cost of investments sold                 (165,072)           (31)           (63)          (375)      (387,889)       (39,812)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                 66,418              1              2             (4)        94,851          8,743
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                             66,418            140             22            155        346,554         40,852
   Net change in unrealized
      appreciation (depreciation) of
      investments                               (54,527)           (23)           126           (139)      (155,923)       (20,156)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments          11,891            117            148             16        190,631         20,696
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $       13,375            231            246            135        204,259         21,193
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                         IVY VIP        IVY VIP        IVY VIP
                                            IVY VIP        IVY VIP      IVY VIP INTL    MICRO CAP      SCIENCE &      SMALL CAP
                                           GROWTH (B)    HIGH INCOME    CORE EQUITY       GROWTH          TECH        GROWTH (b)
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $           --          5,720        137,564             --             --             --
   Mortality, expense charges and
      administrative charges (note 3)              (821)          (149)        (4,111)          (676)           (24)        (1,172)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net               (821)         5,571        133,453           (676)           (24)        (1,172)
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                         --            863        427,307         24,795        549,328             --
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                     2,060,114        111,902      1,624,817         55,834        701,383      1,142,529
      Cost of investments sold               (1,770,906)      (115,810)    (1,191,733)       (40,408)      (404,499)      (959,478)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                289,208         (3,908)       433,084         15,426        296,884        183,051
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                            289,208         (3,045)       860,391         40,221        846,212        183,051
   Net change in unrealized
      appreciation (depreciation) of
      investments                              (299,451)          (309)      (919,718)       (43,639)      (634,900)      (257,039)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments         (10,243)        (3,354)       (59,327)        (3,418)       211,312        (73,988)
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $      (11,064)         2,217         74,126         (4,094)       211,288        (75,160)
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IVY VIP                                                   LORD ABBETT        MFS
                                           SMALL CAP       IVY VIP      JANUS ASPEN    JANUS ASPEN      MID CAP        RESEARCH
                                             VALUE          VALUE         FORTY SS     OVERSEAS SS       STOCK         BOND IC
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $          508          3,505             62         31,378         23,419         33,656
   Mortality, expense charges and
      administrative charges (note 3)            (2,058)        (1,382)          (775)        (1,096)          (164)           (11)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net             (1,550)         2,123           (713)        30,282         23,255         33,645
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                     87,288         43,369         61,380        106,006             --             --
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                       588,462         56,718         41,565        108,039        366,560        189,038
      Cost of investments sold                 (494,850)       (42,443)       (35,645)      (109,569)      (172,809)      (187,482)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                 93,612         14,275          5,920         (1,530)       193,751          1,556
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                            180,900         57,644         67,300        104,476        193,751          1,556
   Net change in unrealized
      appreciation (depreciation) of
      investments                              (139,827)       (27,346)       (50,177)      (260,798)       312,053         27,149
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments          41,073         30,298         17,123       (156,322)       505,804         28,705
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $       39,523         32,421         16,410       (126,040)       529,059         62,350
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            MFS VIT                                    PIONEER MID-       SFT            SFT
                                          EMRG MKT EQ     OPP GLOBAL       OPP MS       CAP VALUE       ADVANTUS       ADVANTUS
                                               IC          FUND VA       SMALL CAP         VCT         BOND CL 1      BOND CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $        9,793         23,585         17,646          8,003             --             --
   Mortality, expense charges and
      administrative charges (note 3)                (7)           (19)           (11)           (12)            (7)       (32,324)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net              9,786         23,566         17,635          7,991             (7)       (32,324)
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                         --         96,220        283,504        121,236             --             --
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                       329,698        291,874        286,354        257,668        446,334      1,676,447
      Cost of investments sold                 (343,419)      (200,739)      (201,120)      (204,683)      (428,716)    (1,371,540)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                (13,721)        91,135         85,234         52,985         17,618        304,907
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                            (13,721)       187,355        368,738        174,221         17,618        304,907
   Net change in unrealized
      appreciation (depreciation) of
      investments                              (101,773)      (163,197)      (120,256)       (40,561)       225,316        741,207
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments        (115,494)        24,158        248,482        133,660        242,934      1,046,114
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $     (105,708)        47,724        266,117        141,651        242,927      1,013,790
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                              SFT            SFT           SFT             SFT                           SFT
                                            ADVANTUS       ADVANTUS      ADVANTUS        ADVANTUS         SFT          ADVANTUS
                                           INDEX 400      INDEX 400     INDEX 500 CL   INDEX 500 CL   ADVANTUS INTL     MONEY
                                            MC CL 1        MC CL 2          1               2           BOND CL 2       MARKET
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $           --             --             --             --             --             --
   Mortality, expense charges and
      administrative charges (note 3)               (11)        (3,940)           (13)       (94,970)        (6,751)        (3,186)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net                (11)        (3,940)           (13)       (94,970)        (6,751)        (3,186)
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                         --             --             --             --             --             --
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                     1,526,781      2,495,888      1,731,694      6,060,929        566,738      3,685,372
      Cost of investments sold               (1,030,717)    (1,260,409)    (1,202,905)    (3,526,322)      (361,988)    (3,685,372)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                496,064      1,235,479        528,789      2,534,607        204,750             --
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                            496,064      1,235,479        528,789      2,534,607        204,750             --
   Net change in unrealized
      appreciation (depreciation) of
      investments                               722,575      1,798,981      2,430,306      7,101,378       (159,441)           108
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments       1,218,639      3,034,460      2,959,095      9,635,985         45,309            108
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $    1,218,628      3,030,520      2,959,082      9,541,015         38,558         (3,078)
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                              SFT            SFT              SFT           SFT
                                            ADVANTUS       ADVANTUS        ADVANTUS       ADVANTUS                      SFT IVY
                                           MORTGAGE CL    MORTGAGE CL     REAL ESTATE    REAL ESTATE     SFT IVY        SMALL CAP
                                               1              2              CL 1           CL 2        GROWTH (A)     GROWTH (A)
                                         -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $           --             --             --             --             79             19
   Mortality, expense charges and
      administrative charges (note 3)                (7)          (831)           (10)          (548)        (1,748)        (1,153)
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net                 (7)          (831)           (10)          (548)        (1,669)        (1,134)
                                         -------------- -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                         --             --             --             --             --             --
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                       309,553         56,994        365,049        197,544        125,340         76,144
      Cost of investments sold                 (298,175)       (52,447)      (297,251)      (150,103)      (115,760)       (73,812)
                                         -------------- -------------- -------------- -------------- -------------- --------------
                                                 11,378          4,547         67,798         47,441          9,580          2,332
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                             11,378          4,547         67,798         47,441          9,580          2,332
   Net change in unrealized
      appreciation (depreciation) of
      investments                                36,270         16,898        825,424        235,942        241,678         47,065
                                         -------------- -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments          47,648         21,445        893,222        283,383        251,258         49,397
                                         -------------- -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $       47,641         20,614        893,212        282,835        249,589         48,263
                                         ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2014

                                                                 SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------------------
                                          SFT PYRAMIS    VAN ECK VIP    VANGUARD VI    VANGUARD VI
                                          CORE EQUITY     GLOB HARD     DIVERSIFIED     TOTAL BOND
                                            CL 1 (a)        ASSETS       VALUE (a)      MARKET (a)       TOTALS
                                         -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS) - NET
   Investment income distributions from
      underlying mutual fund             $           28          3,821             --             --        652,806
   Mortality, expense charges and
      administrative charges (note 3)            (1,359)           (13)           (18)           (15)      (255,778)
                                         -------------- -------------- -------------- -------------- --------------
      Investment income (loss) - net             (1,331)         3,808            (18)           (15)       397,028
                                         -------------- -------------- -------------- -------------- --------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS - NET
   Realized gain distributions from
      underlying mutual fund                         --             --             --             --      2,477,368
   Realized gains (losses) on sales of
      investments
      Proceeds from sales                        34,785        622,826          1,171            381     61,883,999
      Cost of investments sold                  (32,705)      (593,790)        (1,107)          (371)   (47,069,804)
                                         -------------- -------------- -------------- -------------- --------------
                                                  2,080         29,036             64             10     14,814,195
                                         -------------- -------------- -------------- -------------- --------------
      Net realized gains (losses) on
         investments                              2,080         29,036             64             10     17,291,563
   Net change in unrealized
      appreciation (depreciation) of
      investments                                56,963       (926,410)           485            282      4,679,463
                                         -------------- -------------- -------------- -------------- --------------
      Net gains (losses) on investments          59,043       (897,374)           549            292     21,971,026
                                         -------------- -------------- -------------- -------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $       57,712       (893,566)           531            277     22,368,054
                                         ============== ============== ============== ============== ==============

----------
(a) Period from May 1, 2014 through December 31, 2014.
(b) Period from January 1, 2014 through May 1, 2014.

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                            AMER FUNDS     AMER FUNDS
                                             IS GLBL         IS NEW      FIDELITY VIP                                 FIDELITY VIP
                                           GROWTH CL 1     WORLD CL 1     ASSET MGR     FIDELITY VIP   FIDELITY VIP    CONTRAFUND
                                               (a)            (a)           GRO IC      ASSET MGR IC   BALANCED IC         IC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $           --             --          5,657          4,510          6,398         45,375
    Net realized gains (losses)
      on investments                                  --             --         83,370         21,381         43,671        628,805
    Net change in unrealized
      appreciation (depreciation)
      of investments                                  --             --         75,710         24,711         33,977        908,011
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                     --             --        164,737         50,602         84,046      1,582,191
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                          --             --        209,561        198,349        242,940      1,106,284
    Policy terminations, withdrawal
      payments and charges                            --             --       (428,230)      (188,767)      (244,273)    (2,023,624)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                            --             --       (218,669)         9,582         (1,333)      (917,340)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                     --             --        (53,932)        60,184         82,713        664,851
Net assets at the beginning of year                   --             --        875,422        305,879        451,516      5,471,403
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $           --             --        821,490        366,063        534,229      6,136,254
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $          743            118          6,307          4,532          6,867         31,350
    Net realized gains (losses)
      on investments                                 819            857        182,129         53,496         89,253      2,046,533
    Net change in unrealized
      appreciation (depreciation)
      of investments                              (2,248)        (1,820)      (145,792)       (37,740)       (43,345)    (1,501,889)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                   (686)          (845)        42,644         20,288         52,775        575,994
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      82,012         11,375        268,098         93,529        193,232      1,495,305
    Policy terminations, withdrawal
      payments and charges                          (889)          (243)      (841,462)      (382,199)      (628,949)    (6,386,216)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                        81,123         11,132       (573,364)      (288,670)      (435,717)    (4,890,911)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                 80,437         10,287       (530,720)      (268,382)      (382,942)    (4,314,917)
Net assets at the beginning of year                   --             --        821,490        366,063        534,229      6,136,254
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $       80,437         10,287        290,770         97,681        151,287      1,821,337
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                           DISC SM CAP    DYNAMIC CAP      EMERGING       EQUITY-        FREEDOM        FREEDOM
                                                IC           APP IC       MARKETS IC     INCOME IC       2010 IC        2015 IC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $          521            231            934         53,944            300            816
    Net realized gains (losses)
      on investments                              19,892         75,954         (2,720)       282,056            731          1,036
    Net change in unrealized
      appreciation (depreciation)
      of investments                              22,080          7,399          7,618        252,570          1,334            781
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                 42,493         83,584          5,832        588,570          2,365          2,633
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                     127,109         37,808         80,721        523,063          7,558         42,117
    Policy terminations, withdrawal
      payments and charges                       (37,634)      (161,164)       (76,206)      (772,704)        (5,931)        (6,985)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                        89,475       (123,356)         4,515       (249,641)         1,627         35,132
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                131,968        (39,772)        10,347        338,929          3,992         37,765
Net assets at the beginning of year               81,756        310,647        182,171      2,035,982         17,623         14,046
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $      213,724        270,875        192,518      2,374,911         21,615         51,811
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $          273            511            137         48,517            274            822
    Net realized gains (losses)
      on investments                              32,371         91,768         15,293        329,727          2,363          3,099
    Net change in unrealized
      appreciation (depreciation)
      of investments                             (24,829)       (61,440)       (11,356)      (205,176)        (1,877)        (1,247)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                  7,815         30,839          4,074        173,068            760          2,674
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      59,754         64,625         80,976        311,679          6,706         20,845
    Policy terminations, withdrawal
      payments and charges                      (225,025)      (299,057)      (208,016)    (1,543,861)       (24,187)       (64,372)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                      (165,271)      (234,432)      (127,040)    (1,232,182)       (17,481)       (43,527)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets               (157,456)      (203,593)      (122,966)    (1,059,114)       (16,721)       (40,853)
Net assets at the beginning of year              213,724        270,875        192,518      2,374,911         21,615         51,811
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $       56,268         67,282         69,552      1,315,797          4,894         10,958
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                             FREEDOM        FREEDOM        FREEDOM        FREEDOM        FREEDOM        FREEDOM
                                             2020 IC        2025 IC        2030 IC        2035 IC        2040 IC        2045 IC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $          943            426          2,842            332            432            399
    Net realized gains (losses)
      on investments                               3,946          3,187          9,744          2,024          1,872          1,979
    Net change in unrealized
      appreciation (depreciation)
      of investments                               4,395          1,301         21,777          1,969          3,641          3,400
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                  9,284          4,914         34,363          4,325          5,945          5,778
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      28,037         27,083         73,681         17,092         17,155         14,996
    Policy terminations, withdrawal
      payments and charges                       (35,583)       (26,275)       (55,622)       (10,392)       (10,743)       (10,795)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                        (7,546)           808         18,059          6,700          6,412          4,201
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                  1,738          5,722         52,422         11,025         12,357          9,979
Net assets at the beginning of year               63,172         25,578        155,612         15,131         22,688         20,606
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $       64,910         31,300        208,034         26,156         35,045         30,585
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $          884            574          1,958            341            555            231
    Net realized gains (losses)
      on investments                               8,511          3,195         35,288          3,742          6,135          4,197
    Net change in unrealized
      appreciation (depreciation)
      of investments                              (6,290)        (2,192)       (29,481)        (2,859)        (4,927)        (3,782)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                  3,105          1,577          7,765          1,224          1,763            646
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      30,175         39,399         87,042         21,615         20,967         19,577
    Policy terminations, withdrawal
      payments and charges                       (87,525)       (57,981)      (254,546)       (39,220)       (46,584)       (42,611)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                       (57,350)       (18,582)      (167,504)       (17,605)       (25,617)       (23,034)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                (54,245)       (17,005)      (159,739)       (16,381)       (23,854)       (22,388)
Net assets at the beginning of year               64,910         31,300        208,034         26,156         35,045         30,585
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $       10,665         14,295         48,295          9,775         11,191          8,197
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                             FREEDOM        FREEDOM       FUNDS MGR      FUNDS MGR      FUNDS MGR      FUNDS MGR
                                             2050 IC       INCOME IC        20% SC         50% SC         60% SC         70% SC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $          232            505             82            121            125            173
    Net realized gains (losses)
      on investments                               4,084            369            760            892            792            741
    Net change in unrealized
      appreciation (depreciation)
      of investments                               3,797            524             48          1,089          1,086          2,761
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                  8,113          1,398            890          2,102          2,003          3,675
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      13,899         26,625         49,173          5,429          5,145          5,187
    Policy terminations, withdrawal
      payments and charges                       (30,865)        (3,076)       (47,943)        (4,951)        (2,970)        (4,073)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                       (16,966)        23,549          1,230            478          2,175          1,114
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                 (8,853)        24,947          2,120          2,580          4,178          4,789
Net assets at the beginning of year               34,032         12,764          7,384         15,203         10,239         17,170
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $       25,179         37,711          9,504         17,783         14,417         21,959
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $          366            510            141            288            161            124
    Net realized gains (losses)
      on investments                               4,260          1,606            311          3,078          2,087          6,307
    Net change in unrealized
      appreciation (depreciation)
      of investments                              (3,426)          (754)            10         (1,823)        (1,473)        (3,699)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                  1,200          1,362            462          1,543            775          2,732
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      18,689          4,648          6,961         24,452          5,524         35,039
    Policy terminations, withdrawal
      payments and charges                       (29,223)       (39,115)       (11,965)       (34,847)       (13,337)       (53,162)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                       (10,534)       (34,467)        (5,004)       (10,395)        (7,813)       (18,123)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                 (9,334)       (33,105)        (4,542)        (8,852)        (7,038)       (15,391)
Net assets at the beginning of year               25,179         37,711          9,504         17,783         14,417         21,959
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $       15,845          4,606          4,962          8,931          7,379          6,568
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                                 FIDELITY VIP
                                            FUNDS MGR         GRO          GROWTH &     FIDELITY VIP   FIDELITY VIP   GROWTH STOCK
                                              85% SC     STRATEGIES IC      INC IC       GROWTH IC    GROWTH OPP IC        IC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $        1,488           (388)        14,932          1,502            746            163
    Net realized gains (losses) on
      investments                                  4,876         18,157        127,555        519,457        107,812          9,538
    Net change in unrealized appreciation
      (depreciation) of investments               39,945         33,949        130,624        801,395        249,704          4,705
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
  resulting from operations                       46,309         51,718        273,111      1,322,354        358,262         14,406
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3 and 6)
    Policy purchase payments                      58,028        102,533        292,671        931,753        430,554         32,340
    Policy terminations, withdrawal
      payments and charges                       (12,058)       (87,865)      (528,984)    (1,438,754)      (413,274)       (26,386)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets from
  policy transactions                             45,970         14,668       (236,313)      (507,001)        17,280          5,954
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                 92,279         66,386         36,798        815,353        375,542         20,360
Net assets at the beginning of year              149,342        135,319        983,078      3,992,065        964,432         39,205
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END OF YEAR OR PERIOD $      241,621        201,705      1,019,876      4,807,418      1,339,974         59,565
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $          142           (309)        14,315         (3,416)          (483)           324
    Net realized gains (losses) on
      investments                                 55,370         58,216        299,479      1,754,367        463,420         13,389
    Net change in unrealized appreciation
      (depreciation) of investments              (50,342)       (35,277)      (217,659)    (1,233,105)      (317,858)        (6,508)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
  resulting from operations                        5,170         22,630         96,135        517,846        145,079          7,205
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3 and 6)
    Policy purchase payments                      36,635         75,439        300,070        876,027        355,195         43,024
    Policy terminations, withdrawal
      payments and charges                      (275,480)      (229,035)    (1,115,124)    (4,934,898)    (1,529,595)      (100,680)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                      (238,845)      (153,596)      (815,054)    (4,058,871)    (1,174,400)       (57,656)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets               (233,675)      (130,966)      (718,919)    (3,541,025)    (1,029,321)       (50,451)
Net assets at the beginning of year              241,621        201,705      1,019,876      4,807,418      1,339,974         59,565
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END OF YEAR OR PERIOD $        7,946         70,739        300,957      1,266,393        310,653          9,114
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                         FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP
                                           FIDELITY VIP   FIDELITY VIP   INTL CAP APP   INVEST GRADE   FIDELITY VIP    MONEY MKT
                                           HIGH LNC IC    INDEX 500 IC        IC             IC         MID CAP IC         IC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $       80,721         36,143          1,193          9,927         10,840         (2,547)
    Net realized gains (losses) on
      investments                                 46,833        168,542         14,969            964      1,092,915             --
    Net change in unrealized appreciation
      (depreciation) of investments              (48,551)       380,395         35,456        (22,851)       224,336             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
  resulting from operations                       79,003        585,080         51,618        (11,960)     1,328,091         (2,547)
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3 and 6)
    Policy purchase payments                     274,910        566,358        114,874        166,420        647,177        521,159
    Policy terminations, withdrawal
      payments and charges                      (853,960)      (611,300)       (62,203)      (279,728)    (1,226,381)      (447,316)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets from
  policy transactions                           (579,050)       (44,942)        52,671       (113,308)      (579,204)        73,843
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets               (500,047)       540,138        104,289       (125,268)       748,887         71,296
Net assets at the beginning of year            1,444,488      1,902,140        206,279        597,461      4,039,601      1,190,907
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END OF YEAR OR PERIOD $      944,441      2,442,278        310,568        472,193      4,788,488      1,262,203
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $       45,246         36,214            396          7,892           (499)        (2,791)
    Net realized gains (losses) on
      investments                                (15,501)       764,493         67,581        (12,213)       889,768             --
    Net change in unrealized appreciation
      (depreciation) of investments              (18,384)      (473,726)       (59,857)        29,158       (623,320)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
  resulting from operations                       11,361        326,981          8,120         24,837        265,949         (2,791)
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3 and 6)
    Policy purchase payments                     350,775        871,834         70,454        142,366        594,913        581,833
    Policy terminations, withdrawal
      payments and charges                      (971,415)    (2,653,841)      (313,224)      (445,259)    (4,402,475)    (1,502,968)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                      (620,640)    (1,782,007)      (242,770)      (302,893)    (3,807,562)      (921,135)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets               (609,279)    (1,455,026)      (234,650)      (278,056)    (3,541,613)      (923,926)
Net assets at the beginning of year              944,441      2,442,278        310,568        472,193      4,788,488      1,262,203
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END OF YEAR OR PERIOD $      335,162        987,252         75,918        194,137      1,246,875        338,277
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                          FIDELITY VIP   FIDELITY VIP   FIDELITY VIP                  FIDELITY VIP
                                           FIDELITY VIP   REAL ESTATE    STRAT INCOME    TARGET VOL    FIDELITY VIP      VALUE
                                           OVERSEAS IC         IC             IC           IC (c)        VALUE IC      LEADERS IC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $       26,306          5,198         10,277             16          1,732             45
    Net realized gains (losses) on
      investments                                155,205         44,788          1,486             53         22,628          1,097
    Net change in unrealized appreciation
      (depreciation) of investments              448,746        (45,402)       (11,962)           243         17,109          1,420
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
  resulting from operations                      630,257          4,584           (199)           312         41,469          2,562
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3 and 6)
    Policy purchase payments                     399,489        116,900         99,467          3,061         96,330          8,706
    Policy terminations, withdrawal
      payments and charges                      (623,240)      (112,149)      (122,541)            --        (34,568)        (4,849)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets from
  policy transactions                           (223,751)         4,751        (23,074)         3,061         61,762          3,857
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                406,506          9,335        (23,273)         3,373        103,231          6,419
Net assets at the beginning of year            2,230,041        314,652        294,531             --        103,145          6,090
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END OF YEAR OR PERIOD $    2,636,547        323,987        271,258          3,373        206,376         12,509
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $       23,931          5,267          5,885            632          2,251            113
    Net realized gains (losses) on
      investments                                421,226         71,928         (4,949)         1,341         45,271          3,073
    Net change in unrealized appreciation
      (depreciation) of investments             (654,099)        14,765          8,249         (1,289)       (24,833)        (1,593)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease) in net assets
  resulting from operations                     (208,942)        91,960          9,185            684         22,689          1,593
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3 and 6)
    Policy purchase payments                     371,032         85,753         57,919         58,995         38,639          6,836
    Policy terminations, withdrawal
      payments and charges                    (2,245,860)      (374,814)      (247,341)       (17,763)      (211,676)       (15,899)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets from
  policy transactions                         (1,874,828)      (289,061)      (189,422)        41,232       (173,037)        (9,063)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets             (2,083,770)      (197,101)      (180,237)        41,916       (150,348)        (7,470)
Net assets at the beginning of year            2,636,547        323,987        271,258          3,373        206,376         12,509
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END OF YEAR OR PERIOD $      552,777        126,886         91,021         45,289         56,028          5,039
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                         IBBOTSON
                                           FIDELITY VIP     IBBOTSON       IBBOTSON       INCOME &
                                           VALUE STRAT      BALANCED        GROWTH         GROWTH        IVY VIP        IVY VIP
                                                IC          ETF1 (a)       ETF1 (a)       ETF1 (a)       BALANCED     CORE EQUITY
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $        1,449             --             --             --         26,734            852
    Net realized gains (losses)
      on investments                              21,817             --             --             --        351,239         29,331
    Net change in unrealized
      appreciation (depreciation)
      of investments                              30,999             --             --             --        231,164         27,419
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                 54,265             --             --             --        609,137         57,602
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      79,974             --             --             --        414,429         97,631
    Policy terminations, withdrawal
      payments and charges                       (69,008)            --             --             --       (535,137)      (108,692)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                        10,966             --             --             --       (120,708)       (11,061)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                 65,231             --             --             --        488,429         46,541
Net assets at the beginning of year              166,863             --             --             --      2,669,310        175,106
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $      232,094             --             --             --      3,157,739        221,647
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $        1,484            114             98            119         13,628            497
    Net realized gains (losses)
      on investments                              66,418            140             22            155        346,554         40,852
    Net change in unrealized
      appreciation (depreciation)
      of investments                             (54,527)           (23)           126           (139)      (155,923)       (20,156)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                 13,375            231            246            135        204,259         21,193
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      47,538          9,084          9,075         11,144        298,978         47,702
    Policy terminations, withdrawal
      payments and charges                      (231,174)           (17)           (50)          (356)      (475,597)       (48,193)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                      (183,636)         9,067          9,025         10,788       (176,619)          (491)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets               (170,261)         9,298          9,271         10,923         27,640         20,702
Net assets at the beginning of year              232,094             --             --             --      3,157,739        221,647
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $       61,833          9,298          9,271         10,923      3,185,379        242,349
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                            IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                             IVY VIP      HIGH INCOME    IVY VIP INTL    MICRO CAP      SCIENCE &      SMALL CAP
                                            GROWTH (b)        (c)        CORE EQUITY       GROWTH          TECH        GROWTH (b)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $        5,487            414         79,103           (588)           (19)        (3,073)
    Net realized gains (losses)
      on investments                             121,602             --         87,574         19,089        501,412         25,225
    Net change in unrealized
      appreciation (depreciation)
      of investments                             431,099              7      1,043,354         47,577      1,718,758        337,409
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                558,188            421      1,210,031         66,078      2,220,151        359,561
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                     117,351          9,220        945,778         53,804      1,369,287         87,687
    Policy terminations, withdrawal
      payments and charges                      (260,735)           (39)      (456,890)       (48,728)      (796,585)       (81,904)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                      (143,384)         9,181        488,888          5,076        572,702          5,783
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                414,804          9,602      1,698,919         71,154      2,792,853        365,344
Net assets at the beginning of year            1,612,656             --      4,619,133        111,875      3,723,165        824,125
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $    2,027,460          9,602      6,318,052        183,029      6,516,018      1,189,469
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $         (821)         5,571        133,453           (676)           (24)        (1,172)
    Net realized gains (losses)
      on investments                             289,208         (3,045)       860,391         40,221        846,212        183,051
    Net change in unrealized
      appreciation (depreciation)
      of investments                            (299,451)          (309)      (919,718)       (43,639)      (634,900)      (257,039)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                (11,064)         2,217         74,126         (4,094)       211,288        (75,160)
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      43,534        109,972        877,546         33,800      1,580,113         27,781
    Policy terminations, withdrawal
      payments and charges                    (2,059,930)      (111,764)    (1,623,731)       (55,418)      (701,359)    (1,142,090)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                    (2,016,396)        (1,792)      (746,185)       (21,618)       878,754     (1,114,309)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets             (2,027,460)           425       (672,059)       (25,712)     1,090,042     (1,189,469)
Net assets at the beginning of year            2,027,460          9,602      6,318,052        183,029      6,516,018      1,189,469
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $           --         10,027      5,645,993        157,317      7,606,060             --
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             IVY VIP                                                   LORD ABBETT        MFS
                                            SMALL CAP       IVY VIP      JANUS ASPEN    JANUS ASPEN      MID CAP        RESEARCH
                                              VALUE          VALUE         FORTY SS     OVERSEAS SS       STOCK         BOND IC
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $        5,418          1,175            441         31,877         16,664         12,709
    Net realized gains (losses)
      on investments                              78,018         35,258         28,241         28,353        264,722          8,906
    Net change in unrealized
      appreciation (depreciation)
      of investments                             185,783         54,262         26,880         78,004        698,507        (31,094)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                269,219         90,695         55,562        138,234        979,893         (9,479)
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                     128,988         63,437         42,764        151,580        834,016        424,542
    Policy terminations, withdrawal
      payments and charges                      (129,344)      (100,543)       (81,588)      (283,930)      (497,781)      (156,136)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                          (356)       (37,106)       (38,824)      (132,350)       336,235        268,406
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                268,863         53,589         16,738          5,884      1,316,128        258,927
Net assets at the beginning of year              806,091        255,969        181,213      1,044,836      3,079,224        839,280
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $    1,074,954        309,558        197,951      1,050,720      4,395,352      1,098,207
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $       (1,550)         2,123           (713)        30,282         23,255         33,645
    Net realized gains (losses)
      on investments                             180,900         57,644         67,300        104,476        193,751          1,556
    Net change in unrealized
      appreciation (depreciation)
      of investments                            (139,827)       (27,346)       (50,177)      (260,798)       312,053         27,149
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                 39,523         32,421         16,410       (126,040)       529,059         62,350
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                      51,580         50,796         43,542         94,909        957,042        306,016
    Policy terminations, withdrawal
      payments and charges                      (587,504)       (56,182)       (41,133)      (107,522)      (366,403)      (189,028)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                      (535,924)        (5,386)         2,409        (12,613)       590,639        116,988
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets               (496,401)        27,035         18,819       (138,653)     1,119,698        179,338
Net assets at the beginning of year            1,074,954        309,558        197,951      1,050,720      4,395,352      1,098,207
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $      578,553        336,593        216,770        912,067      5,515,050      1,277,545
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------

                                             MFS VIT                                    PIONEER MID-       SFT            SFT
                                           EMRG MKT EQ     OPP GLOBAL       OPP MS       CAP VALUE       ADVANTUS       ADVANTUS
                                                IC          FUND VA       SMALL CAP         VCT         BOND CL 1      BOND CL 2
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2013
Operations
    Investment income (loss) - net        $       16,053         19,512          9,849          4,445             (7)       (24,490)
    Net realized gains (losses)
      on investments                             (17,901)        24,945         30,546         13,619         13,494        494,971
    Net change in unrealized
      appreciation (depreciation)
      of investments                             (33,678)       303,817        355,731        118,631        (27,165)      (581,329)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                                (35,526)       348,274        396,126        136,695        (13,678)      (110,848)
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                     911,549        835,841        937,152        446,754      1,646,159      2,182,853
    Policy terminations, withdrawal
      payments and charges                      (190,701)      (109,293)       (86,015)       (89,349)      (556,714)    (2,286,166)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                       720,848        726,548        851,137        357,405      1,089,445       (103,313)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                685,322      1,074,822      1,247,263        494,100      1,075,767       (214,161)
Net assets at the beginning of year              640,856        909,257        641,352        218,412      2,548,979     15,334,543
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $    1,326,178      1,984,079      1,888,615        712,512      3,624,746     15,120,382
                                          ============== ============== ============== ============== ============== ==============
YEAR OR PERIOD ENDED
  DECEMBER 31, 2014
Operations
    Investment income (loss) - net        $        9,786         23,566         17,635          7,991             (7)       (32,324)
    Net realized gains (losses)
      on investments                             (13,721)       187,355        368,738        174,221         17,618        304,907
    Net change in unrealized
      appreciation (depreciation)
      of investments                            (101,773)      (163,197)      (120,256)       (40,561)       225,316        741,207
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
  in net assets resulting
  from operations                               (105,708)        47,724        266,117        141,651        242,927      1,013,790
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
  and 6)
    Policy purchase payments                     619,374        642,393        778,015        851,732        874,770      4,008,365
    Policy terminations, withdrawal
      payments and charges                      (329,691)      (291,856)      (286,343)      (257,656)      (446,326)    (1,667,417)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
  from policy transactions                       289,683        350,537        491,672        594,076        428,444      2,340,948
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                183,975        398,261        757,789        735,727        671,371      3,354,738
Net assets at the beginning of year            1,326,178      1,984,079      1,888,615        712,512      3,624,746     15,120,382
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $    1,510,153      2,382,340      2,646,404      1,448,239      4,296,117     18,475,120
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               SFT            SFT            SFT            SFT                           SFT
                                             ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS         SFT          ADVANTUS
                                            INDEX 400      INDEX 400     INDEX 500 CL   INDEX 500 CL  ADVANTUS INTL      MONEY
                                             MC CL 1        MC CL 2           1              2          BOND CL 2        MARKET
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2013
Operations
   Investment income (loss) - net         $          (10)        (3,579)           (11)       (79,183)        (6,847)        (3,680)
   Net realized gains (losses)
     on investments                              145,551      2,344,838        331,420      2,363,356         36,867             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                            2,559,106      6,318,044      4,090,808     15,985,066        (35,742)            --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             2,704,647      8,659,303      4,422,217     18,269,239         (5,722)        (3,680)
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    3,817,839      1,000,330      7,614,128      4,908,388        508,502      3,632,196
   Policy terminations, withdrawal
     payments and charges                       (669,959)    (6,179,898)    (2,095,983)    (6,946,898)      (104,866)    (3,306,706)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
   from policy transactions                    3,147,880     (5,179,568)     5,518,145     (2,038,510)       403,636        325,490
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets              5,852,527      3,479,735      9,940,362     16,230,729        397,914        321,810
Net assets at the beginning of year            6,218,033     29,999,753     10,756,415     58,565,294      2,545,433      3,973,120
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $   12,070,560     33,479,488     20,696,777     74,796,023      2,943,347      4,294,930
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2014
Operations
   Investment income (loss) - net         $          (11)        (3,940)           (13)       (94,970)        (6,751)        (3,186)
   Net realized gains (losses)
     on investments                              496,064      1,235,479        528,789      2,534,607        204,750             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                              722,575      1,798,981      2,430,306      7,101,378       (159,441)           108
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                             1,218,628      3,030,520      2,959,082      9,541,015         38,558         (3,078)
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
   and 6)
   Policy purchase payments                    2,457,576      1,308,660      4,153,981      5,452,645        128,527      3,309,967
   Policy terminations, withdrawal
     payments and charges                     (1,526,770)    (2,494,839)    (1,731,681)    (6,026,678)      (563,029)    (3,684,795)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
   from policy transactions                      930,806     (1,186,179)     2,422,300       (574,033)      (434,502)      (374,828)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets              2,149,434      1,844,341      5,381,382      8,966,982       (395,944)      (377,906)
Net assets at the beginning of year           12,070,560     33,479,488     20,696,777     74,796,023      2,943,347      4,294,930
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
     OF YEAR OR PERIOD                    $   14,219,994     35,323,829     26,078,159     83,763,005      2,547,403      3,917,024
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                               SFT            SFT            SFT            SFT
                                             ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS                      SFT IVY
                                           MORTGAGE CL    MORTGAGE CL    REAL ESTATE    REAL ESTATE      SFT IVY       SMALL CAP
                                                1              2             CL 1           CL 2        GROWTH (a)     GROWTH (a)
                                          -------------- -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2013
Operations
   Investment income (loss) - net         $           (9)          (832)           (10)          (607)            --             --
   Net realized gains (losses)
     on investments                                  117         12,143         17,887        210,441             --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments                              (11,281)       (20,850)       (11,252)      (174,521)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                               (11,173)        (9,539)         6,625         35,313             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      533,708         65,268      1,334,067        276,119             --             --
   Policy terminations, withdrawal
     payments and charges                        (23,368)      (138,952)      (350,935)      (999,856)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
   from policy transactions                      510,340        (73,684)       983,132       (723,737)            --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets                499,167        (83,223)       989,757       (688,424)            --             --
Net assets at the beginning of year              317,359        461,490      1,804,169      1,653,963             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
     OF YEAR OR PERIOD                    $      816,526        378,267      2,793,926        965,539             --             --
                                          ============== ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2014
Operations
   Investment income (loss) - net         $           (7)          (831)           (10)          (548)        (1,669)        (1,134)
   Net realized gains (losses)
     on investments                               11,378          4,547         67,798         47,441          9,580          2,332
   Net change in unrealized
     appreciation (depreciation)
     of investments                               36,270         16,898        825,424        235,942        241,678         47,065
                                          -------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                47,641         20,614        893,212        282,835        249,589         48,263
                                          -------------- -------------- -------------- -------------- -------------- --------------

Policy transactions (notes 3
   and 6)
   Policy purchase payments                       85,974         54,580        612,532        189,010      2,089,160        665,426
   Policy terminations, withdrawal
     payments and charges                       (309,545)       (56,409)      (365,039)      (197,224)      (124,688)       (75,647)
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
   from policy transactions                     (223,571)        (1,829)       247,493         (8,214)     1,964,472        589,779
                                          -------------- -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets               (175,930)        18,785      1,140,705        274,621      2,214,061        638,042
Net assets at the beginning of year              816,526        378,267      2,793,926        965,539             --             --
                                          -------------- -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
     OF YEAR OR PERIOD                    $      640,596        397,052      3,934,631      1,240,160      2,214,061        638,042
                                          ============== ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                       Statements of Changes in Net Assets

                Years or periods ended December 31, 2014 and 2013

                                                                    SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------
                                           SFT PYRAMIS    VAN ECK VIP    VANGUARD VI    VANGUARD VI
                                           CORE EQUITY     GLOB HARD     DIVERSIFIED     TOTAL BOND
                                             CL 1 (a)        ASSETS       VALUE (a)      MARKET (a)       TOTALS
                                          -------------- -------------- -------------- -------------- --------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2013
Operations
   Investment income (loss) - net         $           --         25,234             --             --        458,063
   Net realized gains (losses)
     on investments                                   --         80,966             --             --     11,225,488
   Net change in unrealized
     appreciation (depreciation)
     of investments                                   --        290,222             --             --     37,624,975
                                          -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                    --        396,422             --             --     49,308,526

Policy transactions (notes 3
   and 6)
   Policy purchase payments                           --        919,493             --             --     44,112,576
   Policy terminations, withdrawal
     payments and charges                             --       (599,842)            --             --    (39,416,903)
Increase (decrease) in net assets
   from policy transactions                           --        319,651             --             --      4,695,673
Increase (decrease) in net assets                     --        716,073             --             --     54,004,199
Net assets at the beginning of year                   --      3,710,823             --             --    189,146,897
                                          -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
     OF YEAR OR PERIOD                    $           --      4,426,896             --             --    243,151,096
                                          ============== ============== ============== ============== ==============

YEAR OR PERIOD ENDED
   DECEMBER 31, 2014
Operations
   Investment income (loss) - net         $       (1,331)         3,808            (18)           (15)       397,028
   Net realized gains (losses)
     on investments                                2,080         29,036             64             10     17,291,563
   Net change in unrealized
     appreciation (depreciation)
     of investments                               56,963       (926,410)           485            282      4,679,463
                                          -------------- -------------- -------------- -------------- --------------
Net increase (decrease)
   in net assets resulting
   from operations                                57,712       (893,566)           531            277     22,368,054

Policy transactions (notes 3
   and 6)
   Policy purchase payments                      544,767        823,681         17,682          9,502     42,198,434
   Policy terminations, withdrawal
     payments and charges                        (34,251)      (622,813)        (1,155)          (366)   (61,793,608)
                                          -------------- -------------- -------------- -------------- --------------
Increase (decrease) in net assets
   from policy transactions                      510,516        200,868         16,527          9,136    (19,595,174)
Increase (decrease) in net assets                568,228       (692,698)        17,058          9,413      2,772,880
Net assets at the beginning of year                   --      4,426,896             --             --    243,151,096
                                          -------------- -------------- -------------- -------------- --------------
  NET ASSETS AT THE END
    OF YEAR OR PERIOD                     $      568,228      3,734,198         17,058          9,413    245,923,976
                                          ============== ============== ============== ============== ==============

See accompanying notes to financial statements.

----------
(a) Period from May 1, 2014 through December 31, 2014.
(b) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.
(c) Period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers four types of policies, herein referred to as Option 1, 2, 3 and 4, consisting of eighty segregated sub-accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the eighty segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Underlying Funds):

          - American Funds IS(R) Global Growth Fund(SM) - Class 1 Shares (Amer Funds IS Glbl Growth Cl 1)
          - American Funds IS(R) New World Fund(R) - Class 1 Shares (Amer Funds IS New World Cl 1)
          - Fidelity(R) VIP Asset Manager Growth Portfolio - Initial Class \(Fidelity VIP Asset Mgr Gro IC)
          - Fidelity(R) VIP Asset Manager Portfolio - Initial Class (Fidelity VIP Asset Mgr IC)
          - Fidelity(R) VIP Balanced Portfolio - Initial Class (Fidelity VIP Balanced IC)
          - Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class (Fidelity VIP Contrafund IC)
          - Fidelity(R) VIP Disciplined Small Cap Portfolio - Initial Class (Fidelity VIP Disc Sm Cap IC)
          - Fidelity(R) VIP Dynamic Capital Appreciation Portfolio - Initial Class (Fidelity VIP Dynamic Cap App IC)
          - Fidelity(R) VIP Emerging Markets Portfolio - Initial Class (Fidelity VIP Emerging Markets IC)
          - Fidelity(R) VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)
          - Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class (Fidelity VIP Freedom 2010 IC)
          - Fidelity(R) VIP Freedom 2015 Portfolio - Initial Class (Fidelity VIP Freedom 2015 IC)
          - Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class (Fidelity VIP Freedom 2020 IC)
          - Fidelity(R) VIP Freedom 2025 Portfolio - Initial Class (Fidelity VIP Freedom 2025 IC)
          - Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class (Fidelity VIP Freedom 2030 IC)
          - Fidelity(R) VIP Freedom 2035 Portfolio - Initial Class (Fidelity VIP Freedom 2035 IC)
          - Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class (Fidelity VIP Freedom 2040 IC)
          - Fidelity(R) VIP Freedom 2045 Portfolio - Initial Class (Fidelity VIP Freedom 2045 IC)
          - Fidelity(R) VIP Freedom 2050 Portfolio - Initial Class (Fidelity VIP Freedom 2050 IC)
          - Fidelity(R) VIP Freedom Income Portfolio - Initial Class (Fidelity VIP Freedom Income IC)
          - Fidelity(R) VIP FundsManager 20% Portfolio - Service Class (Fidelity VIP Funds Mgr 20% SC)
          - Fidelity(R) VIP FundsManager 50% Portfolio - Service Class (Fidelity VIP Funds Mgr 50% SC)
          - Fidelity(R) VIP FundsManager 60% Portfolio - Service Class (Fidelity VIP Funds Mgr 60% SC)
          - Fidelity(R) VIP FundsManager 70% Portfolio - Service Class (Fidelity VIP Funds Mgr 70% SC)

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          - Fidelity(R) VIP FundsManager 85% Portfolio - Service Class (Fidelity VIP Funds Mgr 85% SC)
          - Fidelity(R) VIP Growth Strategies Portfolio - Initial Class (Fidelity VIP Gro Strategies IC)
          - Fidelity(R) VIP Growth & Income Portfolio - Initial Class (Fidelity VIP Growth & Inc IC)
          - Fidelity(R) VIP Growth Portfolio - Initial Class (Fidelity VIP Growth IC)
          - Fidelity(R) VIP Growth Opportunities Portfolio - Initial Class (Fidelity VIP Growth Opp IC)
          - Fidelity(R) VIP Growth Stock Portfolio - Initial Class (Fidelity VIP Growth Stock IC)
          - Fidelity(R) VIP High Income Portfolio - Initial Class (Fidelity VIP High lnc IC)
          - Fidelity(R) VIP Index 500 Portfolio - Initial Class (Fidelity VIP Index 500 IC)
          - Fidelity(R) VIP International Capital Appreciation Portfolio - Initial Class (Fidelity VIP Intl Cap App IC)
          - Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class (Fidelity VIP Invest Grade IC)
          - Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP Mid Cap IC)
          - Fidelity(R) VIP Money Market Portfolio - Initial Class (Fidelity VIP Money Mkt IC)
          - Fidelity(R) VIP Overseas Portfolio - Initial Class (Fidelity VIP Overseas IC)
          - Fidelity(R) VIP Real Estate Portfolio - Initial Class (Fidelity VIP Real Estate IC)
          - Fidelity(R) VIP Strategic Income Portfolio - Initial Class (Fidelity VIP Strat Income IC)
          - Fidelity(R) VIP Target Volatility - Service Class (Fidelity VIP Target Vol IC)
          - Fidelity(R) VIP Value Portfolio - Initial Class (Fidelity VIP Value IC)
          - Fidelity(R) VIP Value Leaders Portfolio - Initial Class (Fidelity VIP Value Leaders IC)
          - Fidelity(R) VIP Value Strategies Portfolio - Initial Class (Fidelity VIP Value Strat IC)
          - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class 1 Shares (Ibbotson Balanced ETF1)
          - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class 1 Shares (Ibbotson Growth ETF1)
          - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 1 Shares (Ibbotson Income & Growth ETF1)
          -    Ivy Funds VIP - Balanced (Ivy VIP Balanced)
          -    Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)
          -    Ivy Funds VIP - High Income (Ivy VIP High Income)
          -    Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core
               Equity)
          -    Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
          -    Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)
          -    Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)
          -    Ivy Funds VIP - Value (Ivy VIP Value)
          - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)
          - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
          -    Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)
          -    MFS(R) Research Bond Series - Initial Class (MFS Research Bond
               IC)
          - MFS(R) Emerging Markets Equity Portfolio - Initial Class (MFS VIT Emrg Mkt Eq IC)
          - Oppenheimer Variable Account Funds - Global Fund/VA - Non-Service Shares (Opp Global Fund VA)
          - Oppenheimer Variable Account Funds - Main Street Small Cap(R) Fund/VA - Non-Service Shares (Opp MS Small Cap)

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          - Pioneer Mid Cap Value VCT Portfolio - Class I Shares (Pioneer Mid-Cap Value VCT)
          - Securian Funds Trust - SFT Advantus Bond Fund - Class 1 Shares (SFT Advantus Bond Cl 1)
          - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
          - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 1 Shares (SFT Advantus Index 400 MC Cl 1)
          - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
          - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 1 Shares (SFT Advantus Index 500 Cl 1)
          - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
          - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
          - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)
          - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 1 Shares (SFT Advantus Mortgage Cl 1)
          - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
          - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 1 Shares (SFT Advantus Real Estate Cl 1)
          - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
          - Securian Funds Trust - SFT Ivy(SM) Growth Fund - Class 2 Shares (SFT Ivy Growth Cl 2)
          - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares (SFT Ivy Small Cap Growth Cl 2)
          - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 1 Shares (SFT Pyramis Core Equity Cl 1)
          -    Van Eck VIP Global Hard Assets Fund (Van Eck VIP Glob Hard
               Assets)
          - Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)
          - Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)

     Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management (Advantus) acts as the investment advisor for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     The following sub-accounts had a name change during 2014 or 2013:

     FORMER NAME                                     CURRENT NAME                  EFFECTIVE DATE
     --------------------------------  -----------------------------------------  ----------------
     Oppenheimer Global Securities     Oppenheimer Variable Account Funds -        April 30, 2013
                                       Global Fund/VA - Non-Service Shares

     Oppenheimer Main Street Small- &  Oppenheimer Variable Account Funds - Main   April 30, 2013
     Mid-Cap/VA(R)                     Street Small Cap Fund(R)/VA - Non-Service
                                       Shares

     The following sub-accounts were added to the Account in 2014 or 2013:

                                                                                            EFFECTIVE DATE
                                                                                           ----------------
     Fidelity(R) VIP Target Volatility - Service Class                                        May 1, 2013
     Ivy Funds VIP - High Income                                                              May 1, 2013
     American Funds IS(R) Global Growth Fund(SM) - Class 1 Shares                             May 1, 2014
     American Funds IS(R) New World Fund(R) - Class 1 Shares                                  May 1, 2014
     ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class 1 Shares               May 1, 2014
     ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class 1 Shares                 May 1, 2014
     ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 1 Shares      May 1, 2014
     Securian Funds Trust - SFT Ivy(SM) Growth Fund                                           May 1, 2014
     Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund                                 May 1, 2014
     Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 1 Shares                  May 1, 2014
     Vanguard(R) Variable Insurance Fund Diversified Value Portfolio                          May 1, 2014
     Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio                          May 1, 2014

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

     COLUMN I                                                                              COLUMN II
     EXISTING FUND                                                                      REPLACEMENT FUND
     -----------------------------------------------------  ------------------------------------------------------------------------
     Ivy Funds VIP Growth                                   Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Ivy Funds VIP Small Cap Growth                         Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund
     Fidelity(R) VIP Contrafund(R) Service Class 2 Shares*  Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 1 Shares

     Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund except as noted.

----------
     *The Fidelity(R) VIP Contrafund(R) Service Class 2 Shares within Option 2 was excluded from the Order.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Underlying Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Underlying Funds are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A) MORTALITY AND EXPENSE CHARGE

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

          OPTION 1              0.50% of average daily net assets
          OPTION 2              0.25% of average daily net assets
          OPTION 3              No mortality and expense charge
          OPTION 4              No mortality and expense charge, however there
                                is a 0.10% administrative charge

     (B)  POLICY PURCHASE PAYMENTS

          Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

          A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2014 and 2013 are as follows:

                             2014      2013
                           --------  --------
          OPTION 1         $ 41,045  $ 50,169
          OPTION 2           68,252    64,759
          OPTION 3            9,571    10,011
          OPTION 4               --        --

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     (C)  STATE PREMIUM TAX CHARGE

          A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2014 and 2013 amounted are as follows:

                             2014      2013
                           --------  --------
          OPTION 1         $ 52,767  $ 60,916
          OPTION 2          287,796   284,835
          OPTION 3          681,311   797,847
          OPTION 4               --        --

     (D)  FEDERAL TAX CHARGE

          A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2014 are as follows:

                             2014      2013
                           --------  --------
          OPTION 1         $  7,754  $  8,413
          OPTION 2           55,989    55,634
          OPTION 3           91,373   105,947
          OPTION 4               --        --

     (E)  CASH VALUE CHARGES

          In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

          The total cash value charges for the years or periods ended December 31, 2014 and 2013 for each applicable segregated sub-account are as follows:

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                           2014          2013
                                                        ----------    ----------
     OPTION 1
     Amer Funds IS Glbl Growth Cl 1                     $       33    $       --
     Amer Funds IS New World Cl 1                               57            --
     Fidelity VIP Contrafund IC                             12,236        33,426
     Fidelity VIP Equity-Income IC                          40,883        89,647
     Fidelity VIP High lnc IC                                4,277         4,213
     Ibbotson Balanced ETF1                                     16            --
     Ibbotson Growth ETF1                                       16            --
     Ibbotson Income & Growth ETF1                              16            --
     Ivy VIP Balanced                                       80,086        76,243
     Ivy VIP Core Equity                                     7,780         6,051
     Ivy VIP Growth                                         20,001        57,252
     Ivy VIP High Income                                        --             2
     Ivy VIP Intl Core Equity                               25,882        19,269
     Ivy VIP Micro Cap Growth                                8,111         7,995
     Ivy VIP Small Cap Growth                               13,833        40,237
     Ivy VIP Small Cap Value                                10,187        10,337
     Ivy VIP Value                                          25,734        31,389
     Janus Aspen Forty SS                                    8,176         7,504
     Janus Aspen Overseas SS                                19,663        14,138
     SFT Advantus Bond Cl 2                                 97,606         9,461
     SFT Advantus Index 400 MC Cl 2                         25,961        20,945
     SFT Advantus Index 500 Cl 2                           239,711       248,007
     SFT Advantus Intl Bond Cl 2                             2,016         1,791
     SFT Advantus Money Market                             112,451       147,190
     SFT Advantus Mortgage Cl 2                              5,767         5,406
     SFT Advantus Real Estate Cl 2                           4,714         4,774
     SFT Ivy Growth Cl 2                                    40,928            --
     SFT Ivy Small Cap Growth Cl 2                          27,292            --
     SFT Pyramis Core Equity Cl 1                           24,299            --
     Vanguard VI Diversified Value                              39            --
     Vanguard VI Total Bond Market                              16            --

     OPTION 2
     Amer Funds IS Glbl Growth Cl 1                          1,274            --
     Amer Funds IS New World Cl 1                              275            --
     Fidelity VIP Asset Mgr Gro IC                         214,268       255,962
     Fidelity VIP Asset Mgr IC                              95,467       115,215
     Fidelity VIP Balanced IC                              168,266       172,386
     Fidelity VIP Contrafund IC                          1,172,997     1,229,221
     Fidelity VIP Disc Sm Cap IC                            27,601        21,815

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                           2014          2013
                                                        ----------    ----------
     Fidelity VIP Dynamic Cap App IC                    $   32,403    $   27,067
     Fidelity VIP Emerging Markets IC                       37,363        39,577
     Fidelity VIP Equity-Income IC                         250,603       258,320
     Fidelity VIP Freedom 2010 IC                            5,296         6,991
     Fidelity VIP Freedom 2015 IC                           10,858         7,824
     Fidelity VIP Freedom 2020 IC                           25,808        26,137
     Fidelity VIP Freedom 2025 IC                           29,015        23,771
     Fidelity VIP Freedom 2030 IC                           61,285        57,499
     Fidelity VIP Freedom 2035 IC                           15,922        11,736
     Fidelity VIP Freedom 2040 IC                           12,926        11,161
     Fidelity VIP Freedom 2045 IC                           14,444        10,277
     Fidelity VIP Freedom 2050 IC                           10,471         8,666
     Fidelity VIP Freedom Income IC                          3,726         3,834
     Fidelity VIP Funds Mgr 20% SC                           2,651         1,021
     Fidelity VIP Funds Mgr 50% SC                           3,857         3,382
     Fidelity VIP Funds Mgr 60% SC                           3,971         3,722
     Fidelity VIP Funds Mgr 70% SC                           5,431         4,571
     Fidelity VIP Funds Mgr 85% SC                          16,027        14,586
     Fidelity VIP Gro Strategies IC                         70,266        72,010
     Fidelity VIP Growth & Inc IC                          320,229       373,572
     Fidelity VIP Growth IC                              1,089,168     1,142,091
     Fidelity VIP Growth Opp IC                            356,442       415,069
     Fidelity VIP Growth Stock IC                           28,158        25,963
     Fidelity VIP High lnc IC                              192,534       213,519
     Fidelity VIP Index 500 IC                             542,641       581,638
     Fidelity VIP Intl Cap App IC                           51,342        50,127
     Fidelity VIP Invest Grade IC                          130,445       154,802
     Fidelity VIP Mid Cap IC                               759,052       838,261
     Fidelity VIP Money Mkt IC                             370,942       395,156
     Fidelity VIP Overseas IC                              369,625       440,916
     Fidelity VIP Real Estate IC                            52,432        61,614
     Fidelity VIP Strat Income IC                           27,633        33,658
     Fidelity VIP Target Vol IC                                392            21
     Fidelity VIP Value IC                                  28,770        30,843
     Fidelity VIP Value Leaders IC                           4,487         3,347
     Fidelity VIP Value Strat IC                            34,261        32,580
     Ibbotson Balanced ETF1                                      1            --
     Ibbotson Growth ETF1                                       35            --
     Ibbotson Income & Growth ETF1                             340            --
     Ivy VIP Balanced                                       82,341        61,074
     Ivy VIP Core Equity                                    34,017        24,566
     Ivy VIP Growth                                         13,079        49,251
     Ivy VIP High Income                                     1,297            36

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                           2014          2013
                                                        ----------    ----------
     Ivy VIP Intl Core Equity                           $   61,873    $   58,101
     Ivy VIP Micro Cap Growth                               12,103         9,841
     Ivy VIP Science & Tech                                    345           185
     Ivy VIP Small Cap Growth                                8,777        28,996
     Ivy VIP Small Cap Value                                28,852        26,244
     Ivy VIP Value                                          25,361        27,521
     Janus Aspen Forty SS                                   27,797        24,056
     Janus Aspen Overseas SS                                54,103        50,792
     Lord Abbett Mid Cap Stock                               3,054         3,105
     MFS Research Bond IC                                    1,310         1,666
     MFS VIT Emrg Mkt Eq IC                                     86            18
     Opp Global Fund VA                                        896           262
     Opp MS Small Cap                                           --           315
     SFT Advantus Bond Cl 2                                312,001       273,830
     SFT Advantus Index 400 MC Cl 2                        263,391       250,023
     SFT Advantus Index 500 Cl 1                             3,501         1,364
     SFT Advantus Index 500 Cl 2                           572,745       523,234
     SFT Advantus Intl Bond Cl 2                            49,221        44,314
     SFT Advantus Money Market                           1,828,791     1,393,681
     SFT Advantus Mortgage Cl 1                                 --           307
     SFT Advantus Mortgage Cl 2                              4,988         5,001
     SFT Advantus Real Estate Cl 1                             190            --
     SFT Advantus Real Estate Cl 2                          22,060        22,233
     SFT Ivy Growth Cl 2                                    42,434            --
     SFT Ivy Small Cap Growth Cl 2                          24,344            --
     SFT Pyramis Core Equity Cl 1                               42            --
     Van Eck VIP Glob Hard Assets                               84           379
     Vanguard VI Diversified Value                           1,240            --
     Vanguard VI Total Bond Market                             366            --

     OPTION 3
     Fidelity VIP Contrafund IC                                241           667
     Fidelity VIP Equity-Income IC                             240           669
     Fidelity VIP High lnc IC                                1,042         1,369
     Ivy VIP Balanced                                        1,601         2,286
     Ivy VIP Core Equity                                       246           664
     Ivy VIP Growth                                          4,084       146,596
     Ivy VIP Intl Core Equity                              117,350       171,508
     Ivy VIP Micro Cap Growth                                    3            77
     Ivy VIP Science & Tech                                188,104       140,944
     Ivy VIP Small Cap Growth                                  236           724
     Ivy VIP Small Cap Value                                   245         2,907
     Ivy VIP Value                                               3             9

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                           2014          2013
                                                        ----------    ----------
     Janus Aspen Forty SS                               $        3    $        6
     Janus Aspen Overseas SS                                 4,863        93,015
     Lord Abbett Mid Cap Stock                             197,728       178,919
     MFS Research Bond IC                                   36,766        28,134
     MFS VIT Emrg Mkt Eq IC                                 55,236        35,059
     Opp Global Fund VA                                     72,669        49,316
     Opp MS Small Cap                                       64,539        42,755
     Pioneer Mid-Cap Value VCT                              29,095        17,155
     SFT Advantus Bond Cl 1                                191,063       161,915
     SFT Advantus Bond Cl 2                                765,189       736,420
     SFT Advantus Index 400 MC Cl 1                        390,241       303,236
     SFT Advantus Index 400 MC Cl 2                      1,608,481     1,822,693
     SFT Advantus Index 500 Cl 1                           617,896       461,079
     SFT Advantus Index 500 Cl 2                         2,323,225     2,296,588
     SFT Advantus Intl Bond Cl 2                                --            58
     SFT Advantus Money Market                             709,902       687,486
     SFT Advantus Mortgage Cl 1                             18,858        15,411
     SFT Advantus Mortgage Cl 2                             19,156        20,232
     SFT Advantus Real Estate Cl 1                          64,905        49,849
     SFT Advantus Real Estate Cl 2                          62,728        66,492
     SFT Ivy Growth Cl 2                                     7,383            --
     SFT Ivy Small Cap Growth Cl 2                               5            --
     SFT Pyramis Core Equity Cl 1                                5            --
     Van Eck VIP Glob Hard Assets                          122,209       117,483

     OPTION 4
     There were no cash value charges for the years ended December 31, 2014 and 2013.

(F)  OTHER

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.07% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

     On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

               - Securian Funds Trust - SFT Ivy(SM) Growth Fund - Class 2 Shares
               - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and
               (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

               - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2014. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

     Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

     Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2014, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers and used as a practical expedient in estimating fair value. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.
                                                                     (Continued)


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2014 were as follows:

                                                             PURCHASES       SALES
                                                            -----------   -----------
     Amer Funds IS Glbl Growth Cl 1 (a)                     $    83,726   $       968
     Amer Funds IS New World Cl 1 (a)                            12,401           260
     Fidelity VIP Asset Mgr Gro IC                              275,479       841,931
     Fidelity VIP Asset Mgr IC                                  114,920       382,474
     Fidelity VIP Balanced IC                                   266,507       629,286
     Fidelity VIP Contrafund IC                               1,626,477     6,391,048
     Fidelity VIP Disc Sm Cap IC                                 74,337       225,313
     Fidelity VIP Dynamic Cap App IC                             76,167       299,437
     Fidelity VIP Emerging Markets IC                            81,378       208,281
     Fidelity VIP Equity-Income IC                              390,721     1,545,899
     Fidelity VIP Freedom 2010 IC                                 7,301        24,224
     Fidelity VIP Freedom 2015 IC                                22,724        64,475
     Fidelity VIP Freedom 2020 IC                                32,361        87,649
     Fidelity VIP Freedom 2025 IC                                40,708        58,036
     Fidelity VIP Freedom 2030 IC                                92,883       254,755
     Fidelity VIP Freedom 2035 IC                                22,402        39,273
     Fidelity VIP Freedom 2040 IC                                22,220        46,649
     Fidelity VIP Freedom 2045 IC                                20,292        42,667
     Fidelity VIP Freedom 2050 IC                                19,534        29,274
     Fidelity VIP Freedom Income IC                               5,575        39,184
     Fidelity VIP Funds Mgr 20% SC                                7,275        11,989
     Fidelity VIP Funds Mgr 50% SC                               25,046        34,908
     Fidelity VIP Funds Mgr 60% SC                                6,114        13,369
     Fidelity VIP Funds Mgr 70% SC                               35,369        53,230
     Fidelity VIP Funds Mgr 85% SC                               37,840       275,884
     Fidelity VIP Gro Strategies IC                              75,321       229,227
     Fidelity VIP Growth & Inc IC                               315,173     1,115,653
     Fidelity VIP Growth IC                                     876,078     4,938,365
     Fidelity VIP Growth Opp IC                                 356,753     1,530,406
     Fidelity VIP Growth Stock IC                                49,141       100,753
     Fidelity VIP High lnc IC                                   396,890       972,284
     Fidelity VIP Index 500 IC                                  911,877     2,655,302
     Fidelity VIP Intl Cap App IC                                71,210       313,584
     Fidelity VIP Invest Grade IC                               150,714       445,531
     Fidelity VIP Mid Cap IC                                    703,762     4,406,618

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                             PURCHASES       SALES
                                                            -----------   -----------
     Fidelity VIP Money Mkt IC                              $   579,757   $ 1,503,683
     Fidelity VIP Overseas IC                                   397,529     2,247,806
     Fidelity VIP Real Estate IC                                111,991       375,198
     Fidelity VIP Strat Income IC                                66,659       247,703
     Fidelity VIP Target Vol IC                                  61,038        17,786
     Fidelity VIP Value IC                                       49,251       211,935
     Fidelity VIP Value Leaders IC                                6,973        15,924
     Fidelity VIP Value Strat IC                                 49,337       231,490
     Ibbotson Balanced ETF1 (a)                                   9,352            32
     Ibbotson Growth ETF1 (a)                                     9,209            65
     Ibbotson Income & Growth ETF1 (a)                           11,437           371
     Ivy VIP Balanced                                           571,452       482,740
     Ivy VIP Core Equity                                         80,670        48,555
     Ivy VIP Growth (b)                                          42,897     2,060,114
     Ivy VIP High Income                                        116,544       111,902
     Ivy VIP Intl Core Equity                                 1,439,392     1,624,817
     Ivy VIP Micro Cap Growth                                    58,336        55,834
     Ivy VIP Science & Tech                                   2,129,442       701,383
     Ivy VIP Small Cap Growth (b)                                27,047     1,142,529
     Ivy VIP Small Cap Value                                    138,275       588,462
     Ivy VIP Value                                               96,824        56,718
     Janus Aspen Forty SS                                       104,640        41,565
     Janus Aspen Overseas SS                                    231,714       108,039
     Lord Abbett Mid Cap Stock                                  980,454       366,560
     MFS Research Bond IC                                       339,672       189,038
     MFS VIT Emrg Mkt Eq IC                                     629,168       329,698
     Opp Global Fund VA                                         762,197       291,874
     Opp MS Small Cap                                         1,079,165       286,354
     Pioneer Mid-Cap Value VCT                                  980,972       257,668
     SFT Advantus Bond Cl 1                                     874,771       446,334
     SFT Advantus Bond Cl 2                                   3,985,071     1,676,447
     SFT Advantus Index 400 MC Cl 1                           2,457,576     1,526,781
     SFT Advantus Index 400 MC Cl 2                           1,305,769     2,495,888
     SFT Advantus Index 500 Cl 1                              4,153,981     1,731,694
     SFT Advantus Index 500 Cl 2                              5,391,926     6,060,929
     SFT Advantus Intl Bond Cl 2                                125,484       566,738
     SFT Advantus Money Market                                3,307,357     3,685,372
     SFT Advantus Mortgage Cl 1                                  85,975       309,553

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2014

                                                             PURCHASES       SALES
                                                            -----------   -----------
     SFT Advantus Mortgage Cl 2                             $    54,334   $    56,994
     SFT Advantus Real Estate Cl 1                              612,532       365,049
     SFT Advantus Real Estate Cl 2                              188,783       197,544
     SFT Ivy Growth (a)                                       2,088,143       125,340
     SFT Ivy Small Cap Growth (a)                               664,789        76,144
     SFT Pyramis Core Equity Cl 1 (a)                           543,970        34,785
     Van Eck VIP Glob Hard Assets                               827,502       622,826
     Vanguard VI Diversified Value (a)                           17,680         1,171
     Vanguard VI Total Bond Market (a)                            9,502           381

----------
     (a)  Period from May 1, 2014 to December 31, 2014.
     (b)  Period from January 1, 2014 through May 1, 2014.

                                                                     (Continued)


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(6)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2014, and 2013 were as follows:

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                 AMER FUNDS       AMER FUNDS      FIDELITY VIP                                       FIDELITY VIP
                               IS GLBL GROWTH    IS NEW WORLD     ASSET MGR GRO    FIDELITY VIP     FIDELITY VIP      CONTRAFUND
                                  CL 1 (a)         CL 1 (a)            IC          ASSET MGR IC      BALANCED IC          IC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                          --               --          682,286          199,009          272,577        1,645,040
   Policy purchase payments                 --               --          148,975          122,919          134,191          293,615
   Policy terminations,
    withdrawal payments
    and charges                             --               --         (306,935)        (115,576)        (136,562)        (530,862)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                          --               --          524,326          206,352          270,206        1,407,793
   Policy purchase payments             78,231           11,314          162,830           50,709           93,711          334,649
   Policy terminations,
    withdrawal payments
    and charges                           (861)            (250)        (511,443)        (204,906)        (294,342)      (1,366,213)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding
 at December 31, 2014                   77,370           11,064          175,713           52,155           69,575          376,229
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                 DISC SM CAP      DYNAMIC CAP       EMERGING       EQUITY-INCOME    FREEDOM 2010     FREEDOM 2015
                                     IC             APP IC         MARKETS IC           IC               IC               IC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                      65,683          202,786          220,421          862,002           13,428           10,758
   Policy purchase payments             85,115           21,169           96,474          202,977            5,413           29,021
   Policy terminations,
    withdrawal payments
    and charges                        (26,383)         (95,999)         (92,022)        (276,736)          (4,292)          (5,025)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                     124,415          127,956          224,873          788,243           14,549           34,754
   Policy purchase payments             35,039           29,585           93,873           99,965            4,413           13,750
   Policy terminations,
    withdrawal payments
    and charges                       (128,268)        (128,819)        (238,411)        (484,838)         (15,800)         (41,460)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding
 at December 31, 2014                   31,186           28,722           80,335          403,370            3,162            7,044
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                FREEDOM 2020     FREEDOM 2025     FREEDOM 2030     FREEDOM 2035     FREEDOM 2040     FREEDOM 2045
                                     IC               IC               IC               IC               IC               IC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                      49,340           19,887          125,020            8,862           13,199           11,961
   Policy purchase payments             20,363           19,113           53,788            8,876            8,819            7,674
   Policy terminations,
    withdrawal payments
    and charges                        (25,895)         (18,661)         (41,085)          (5,438)          (5,706)          (5,520)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                      43,808           20,339          137,723           12,300           16,312           14,115
   Policy purchase payments             19,979           24,821           56,373            9,911            9,507            8,809
   Policy terminations,
    withdrawal payments
    and charges                        (56,903)         (36,295)        (163,557)         (17,815)         (20,839)         (19,306)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                       6,884            8,865           30,539            4,396            4,980            3,618
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                FREEDOM 2050        FREEDOM         FUNDS MGR        FUNDS MGR        FUNDS MGR        FUNDS MGR
                                     IC            INCOME IC         20% SC           50% SC           60% SC           70% SC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                      19,589            9,954            5,858           10,488            6,795           10,999
   Policy purchase payments              7,094           20,314           38,082            3,463            3,117            2,974
   Policy terminations,
    withdrawal payments
    and charges                        (15,183)          (2,346)         (36,782)          (3,237)          (1,827)          (2,391)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                      11,500           27,922            7,158           10,714            8,085           11,582
   Policy purchase payments              8,301            3,373            5,139           14,479            3,023           18,925
   Policy terminations,
    withdrawal payments
    and charges                        (12,892)         (27,996)          (8,700)         (20,063)          (7,171)         (27,208)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                       6,909            3,299            3,597            5,130            3,937            3,299
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                FIDELITY VIP     FIDELITY VIP     FIDELITY VIP                       IDELITY VIP     FIDELITY VIP
                                  FUNDS MGR     GRO STRATEGIES    GROWTH & INC     FIDELITY VIP      GROWTH OPP      GROWTH STOCK
                                   85% SC             IC               IC            GROWTH IC           IC               IC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                      91,822          122,300          706,955        4,184,991          843,675           20,808
   Policy purchase payments             31,370           78,111          181,110          847,317          320,339           14,987
   Policy terminations,
    withdrawal payments
    and charges                         (6,712)         (67,260)        (337,572)      (1,326,467)        (311,844)         (12,297)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                     116,480          133,151          550,493        3,705,841          852,170           23,498
   Policy purchase payments             17,315           48,178          156,348          637,873          218,245           16,232
   Policy terminations,
    withdrawal payments
    and charges                       (130,150)        (140,111)        (559,416)      (3,464,365)        (893,891)         (36,530)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                       3,645           41,218          147,425          879,349          176,524            3,200
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                                                  FIDELITY VIP     FIDELITY VIP
                                FIDELITY VIP     FIDELITY VIP     INTL CAP APP     INVEST GRADE     FIDELITY VIP     FIDELITY VIP
                                 HIGH INC IC     INDEX 500 IC          IC               IC           MID CAP IC      MONEY MKT IC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                     736,479        1,550,814          183,662          278,600        1,336,814          918,550
   Policy purchase payments            136,621          397,441           96,017           78,419          184,299          402,397
   Policy terminations,
    withdrawal payments
    and charges                       (417,630)        (438,780)         (51,751)        (132,285)        (354,989)        (345,259)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                     455,470        1,509,475          227,928          224,734        1,166,124          975,688
   Policy purchase payments            165,359          519,123           50,894           65,620          142,599          450,385
   Policy terminations,
    withdrawal payments
    and charges                       (460,966)      (1,489,978)        (224,591)        (202,830)      (1,022,318)      (1,163,858)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                     159,863          538,620           54,231           87,524          286,405          262,215
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                                                  FIDELITY VIP     FIDELITY VIP                      FIDELITY VIP
                                FIDELITY VIP     FIDELITY VIP     STRAT INCOME     TARGET VOL IC    FIDELITY VIP     VALUE LEADERS
                                 OVERSEAS IC    REAL ESTATE IC         IC               (b)           VALUE IC            IC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                   1,962,555          106,148          174,966               --           64,532            6,700
   Policy purchase payments            315,349           37,183           59,152            3,055           51,851            8,039
   Policy terminations,
    withdrawal payments
    and charges                       (494,578)         (35,723)         (73,041)              --          (18,660)          (4,536)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                   1,783,326          107,608          161,077            3,055           97,723           10,203
   Policy purchase payments            260,716           24,724           33,289           50,992           17,462            5,344
   Policy terminations,
    withdrawal payments
    and charges                     (1,636,292)         (99,892)        (142,067)         (15,229)         (91,312)         (11,900)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                     407,750           32,440           52,299           38,818           23,873            3,647
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                                                                     IBBOTSON
                                                   IBBOTSON         IBBOTSON         INCOME &
                                FIDELITY VIP       BALANCED        GROWTH ETF1      GROWTH ETF1        IVY VIP       IVY VIP CORE
                               VALUE STRAT IC      ETF1 (a)            (a)              (a)           BALANCED          EQUITY
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                      88,612               --               --               --          949,070          122,819
   Policy purchase payments             37,635               --               --               --          139,712           61,831
   Policy terminations,
    withdrawal payments
    and charges                        (31,560)              --               --               --         (178,476)         (67,933)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                      94,687               --               --               --          910,306          116,717
   Policy purchase payments             18,939            9,095            9,094           11,114           92,582           23,901
   Policy terminations,
    withdrawal payments
    and charges                        (89,957)             (16)             (49)            (351)        (138,239)         (23,950)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                      23,669            9,079            9,045           10,763          864,649          116,668
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                                                                                       IVY VIP       IVY VIP SMALL
                                   IVY VIP       IVY VIP HIGH     IVY VIP INTL     IVY VIP MICRO      SCIENCE &       CAP GROWTH
                                 GROWTH (c)       INCOME (b)       CORE EQUITY      CAP GROWTH          TECH              (c)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                   1,339,254               --        3,045,931           45,790        2,605,902          442,359
   Policy purchase payments             50,396            9,212          686,847           17,437          775,462           36,730
   Policy terminations,
    withdrawal payments
    and charges                       (170,237)             (37)        (280,189)         (15,325)        (465,059)         (33,304)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                   1,219,413            9,175        3,452,589           47,902        2,916,305          445,785
   Policy purchase payments             15,537          103,362          540,044            8,628          703,291           10,165
   Policy terminations,
    withdrawal payments
    and charges                     (1,234,950)        (103,113)        (680,772)         (14,415)        (311,723)        (455,950)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                          --            9,424        3,311,861           42,115        3,307,873               --
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                                                                                     LORD ABBETT          MFS
                                IVY VIP SMALL                      JANUS ASPEN      JANUS ASPEN        MID CAP         RESEARCH
                                  CAP VALUE      IVY VIP VALUE      FORTY SS        OVERSEAS SS         STOCK           BOND IC
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                     308,841          118,360          160,501          775,601        2,434,379          733,009
   Policy purchase payments             43,709           25,381           33,488          114,488          575,081          374,199
   Policy terminations,
    withdrawal payments
    and charges                        (42,843)         (40,419)         (58,502)        (204,551)        (342,185)        (138,058)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                     309,707          103,322          135,487          685,538        2,667,275          969,150
   Policy purchase payments             14,765           17,390           29,193           66,620          548,367          259,426
   Policy terminations,
    withdrawal payments
    and charges                       (166,738)         (18,717)         (27,260)         (74,004)        (214,077)        (163,431)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                     157,734          101,995          137,420          678,154        3,001,565        1,065,145
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                   MFS VIT                                          PIONEER MID-                         SFT
                                 EMRG MKT EQ      OPP GLOBAL         OPP MS          CAP VALUE      SFT ADVANTUS       ADVANTUS
                                     IC             FUND VA         SMALL CAP           VCT           BOND CL 1        BOND CL 2
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                     642,246          679,995          586,965          171,791        2,444,620        7,529,798
   Policy purchase payments            963,966          557,437          700,868          310,047        1,579,164        1,096,701
   Policy terminations,
    withdrawal payments
    and charges                       (204,112)         (71,890)         (62,112)         (60,818)        (533,333)      (1,225,852)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                   1,402,100        1,165,542        1,225,721          421,020        3,490,451        7,400,647
   Policy purchase payments            662,896          369,597          489,136          462,240          807,100        1,870,668
   Policy terminations,
    withdrawal payments
    and charges                       (353,301)        (167,036)        (180,432)        (139,723)        (415,165)        (842,380)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                   1,711,695        1,368,103        1,534,425          743,537        3,882,386        8,428,935
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                                                                                                         SFT
                                SFT ADVANTUS     SFT ADVANTUS                                           SFT            ADVANTUS
                                INDEX 400 MC     INDEX 400 MC     SFT ADVANTUS     SFT ADVANTUS     ADVANTUS INTL        MONEY
                                    CL 1             CL 2        INDEX 500 CL 1   INDEX 500 CL 2      BOND CL 2         MARKET
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                   5,720,205       10,641,303        9,925,380       26,460,257          944,753        2,828,804
   Policy purchase payments          3,142,156          296,390        6,248,964        1,962,709          190,721        2,570,995
   Policy terminations,
    withdrawal payments
    and charges                       (520,220)      (1,997,340)      (1,710,549)      (2,830,116)         (39,705)      (2,334,821)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                   8,342,141        8,940,353       14,463,795       25,592,850        1,095,769        3,064,978
   Policy purchase payments          1,630,393          331,629        2,731,136        1,742,079           46,368        2,343,028
   Policy terminations,
    withdrawal payments
    and charges                       (998,411)        (635,854)      (1,125,287)      (1,970,090)        (207,186)      (2,609,877)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                   8,974,123        8,636,128       16,069,644       25,364,839          934,951        2,798,129
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                                     SEGREGATED SUB-ACCOUNTS
                               ----------------------------------------------------------------------------------------------------
                                                                  SFT ADVANTUS     SFT ADVANTUS                         SFT IVY
                                SFT ADVANTUS     SFT ADVANTUS    REAL ESTATE CL   REAL ESTATE CL       SFT IVY         SMALL CAP
                                MORTGAGE CL 1    MORTGAGE CL 2         1               2              GROWTH (a)       GROWTH (a)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                     311,140          310,192        1,693,069          584,273               --               --
   Policy purchase payments            526,645           48,060        1,210,709           94,333               --               --
   Policy terminations,
    withdrawal payments
    and charges                        (23,155)        (106,900)        (318,059)        (340,850)              --               --
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                     814,630          251,352        2,585,719          337,756               --               --
   Policy purchase payments             82,557           39,534          483,526           57,224        1,241,348          256,282
   Policy terminations,
    withdrawal payments
    and charges                       (294,401)         (41,472)        (283,123)         (62,125)         (44,090)         (28,083)
                               ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                     602,786          249,414        2,786,122          332,855        1,197,258          228,199
                               ===============  ===============  ===============  ===============  ===============  ===============

                                                    SEGREGATED SUB-ACCOUNTS
                                ------------------------------------------------------------------
                                  SFT PYRAMIS      VAN ECK VIP      VANGUARD VI      VANGUARD VI
                                CORE EQUITY CL      GLOB HARD       DIVERSIFIED      TOTAL BOND
                                     1 (a)           ASSETS          VALUE (a)       MARKET (a)
                                ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2012                           --        3,292,520               --               --
   Policy purchase payments                  --          778,981               --               --
   Policy terminations,
    withdrawal payments
    and charges                              --         (517,993)              --               --
                                ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2013                           --        3,553,508               --               --
   Policy purchase payments             117,658          665,283           17,176            9,488
   Policy terminations,
    withdrawal payments
    and charges                          (6,747)        (513,548)          (1,096)            (356)
                                ---------------  ---------------  ---------------  ---------------
Units outstanding at
 December 31, 2014                      110,911        3,705,243           16,080            9,132
                                ===============  ===============  ===============  ===============

----------
(a)  Period from May 1, 2014 through December 31, 2014.

(b) Period from May 1, 2013 through December 31, 2013 and the year ended December 31, 2014.

(c) For the year ended December 31, 2013 and the period from January 1, 2014 through May 1, 2014.

                                                                     (Continued)


                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income and expense ratios, and total returns for the years or periods ended December 31, 2014, 2013, 2012, 2011, and 2010 is as follows:

                                                   AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE            TOTAL
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST     RETURN LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      -----------  ------------  ---------------  ------------  ----------------  ------------------
AMER FUNDS IS GLBL GROWTH CL 1
    2014     (a)                           77,370  $   1.04      $        80,437          1.45%  0.00% to 0.50%     4.22% to 4.57%

AMER FUNDS IS NEW WORLD CL 1
    2014     (a)                           11,064      0.93               10,287          1.35%  0.00% to 0.50%   (6.90)% to (6.59)%

FIDELITY VIP ASSET MGR GRO IC
    2014                                  175,713      1.65              290,770          1.02%       0.25%              5.61%
    2013                                  524,326      1.57              821,490          0.94%       0.25%             22.11%
    2012                                  682,286      1.28              875,422          1.42%       0.25%             15.16%
    2011                                  707,115      1.11              787,824          1.64%       0.25%             (6.40)%
    2010                                  724,922      1.19              862,924          1.17%       0.25%             16.05%

FIDELITY VIP ASSET MGR IC
    2014                                   52,155      1.87               97,681          1.48%       0.25%              5.57%
    2013                                  206,352      1.77              366,063          1.48%       0.25%             15.42%
    2012                                  199,009      1.54              305,879          1.48%       0.25%             12.20%
    2011                                  220,043      1.37              301,441          1.94%       0.25%             (2.80)%
    2010                                  229,871      1.41              323,986          1.55%       0.25%             13.98%

FIDELITY VIP BALANCED IC
    2014                                   69,575      2.17              151,287          1.54%       0.25%              9.98%
    2013                                  270,206      1.98              534,229          1.60%       0.25%             19.36%
    2012                                  272,577      1.66              451,516          1.70%       0.25%             14.78%
    2011                                  253,706      1.44              366,135          1.73%       0.25%             (3.85)%
    2010                                  251,536      1.50              377,556          1.81%       0.25%             17.78%

FIDELITY VIP CONTRAFUND IC
    2014                                  376,229      4.84            1,821,337          0.84%       0.25%             11.66%
    2013                                1,407,793  1.45 to 4.73        6,136,254          1.04%  0.00% to 0.50%    30.63% to 31.29%
    2012                                1,645,040  1.10 to 3.62        5,471,403          1.33%  0.00% to 0.50%    15.83% to 16.42%
    2011                                1,820,870  0.95 to 3.13        5,214,603          1.04%  0.00% to 0.50%   (3.01)% to (2.52)%
    2010                                1,854,574  0.97 to 3.22        5,463,182          1.26%  0.00% to 0.50%    16.63% to 17.22%

FIDELITY VIP DISC SM CAP IC
    2014                                   31,186      1.80               56,268          0.38%       0.25%              5.02%
    2013                                  124,415      1.72              213,724          0.65%       0.25%             38.01%
    2012                                   65,683      1.24               81,756          2.35%       0.25%             18.70%
    2011                                   56,444      1.05               59,184          0.55%       0.25%             (1.61)%
    2010                                   53,637      1.07               57,161          0.35%       0.25%             25.23%

FIDELITY VIP DYNAMIC CAP APP IC
    2014                                   28,722      2.34               67,282          0.43%       0.25%             10.65%
    2013                                  127,956      2.12              270,875          0.34%       0.25%             38.19%
    2012                                  202,786      1.53              310,647          0.80%       0.25%             22.42%
    2011                                  163,500      1.25              204,601          0.25%       0.25%             (2.93)%
    2010                                  182,254      1.29              234,954          0.21%       0.25%             18.11%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                   AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE            TOTAL
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST     RETURN LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      -----------  ------------  ---------------  ------------  ----------------  ------------------
FIDELITY VIP EMERGING MARKETS IC
    2014                                   80,335      0.87               69,552          0.32%       0.25%              1.12%
    2013                                  224,873      0.86              192,518          0.76%       0.25%              3.59%
    2012                                  220,421      0.83              182,171          1.07%       0.25%             14.08%
    2011                                  225,764      0.72              163,555          0.98%       0.25%            (21.21)%
    2010                                  221,986      0.92              204,100          1.07%       0.25%             17.59%

FIDELITY VIP EQUITY-INCOME IC
    2014                                  403,370  1.35 to 3.37        1,315,797          2.60%   0.00% to 0.50%    8.18% to 8.72%
    2013                                  788,243  1.24 to 3.12        2,374,911          2.52%   0.00% to 0.50%   27.51% to 28.15%
    2012                                  862,002  0.97 to 2.44        2,035,982          3.15%   0.00% to 0.50%   16.72% to 17.31%
    2011                                  774,752  0.82 to 2.09        1,570,656          2.39%   0.00% to 0.50%    0.47% to 0.97%
    2010                                  865,023  0.82 to 2.08        1,742,804          1.42%   0.00% to 0.50%   14.57% to 15.15%

FIDELITY VIP FREEDOM 2010 IC
    2014                                    3,162      1.55                4,894          1.73%       0.25%              4.27%
    2013                                   14,549      1.49               21,615          1.81%       0.25%             13.21%
    2012                                   13,428      1.31               17,623          2.07%       0.25%             11.50%
    2011                                   11,994      1.18               14,116          2.53%       0.25%             (0.44)%
    2010                                    8,077      1.18                9,537          1.98%       0.25%             12.67%

FIDELITY VIP FREEDOM 2015 IC
    2014                                    7,044      1.56               10,958          1.70%       0.25%              4.44%
    2013                                   34,754      1.49               51,811          4.42%       0.25%             14.13%
    2012                                   10,758      1.31               14,046          2.23%       0.25%             11.94%
    2011                                    9,082      1.17               10,585          2.27%       0.25%             (0.60)%
    2010                                    8,433      1.17                9,890          2.82%       0.25%             12.80%

FIDELITY VIP FREEDOM 2020 IC
    2014                                    6,884      1.55               10,665          1.59%       0.25%              4.56%
    2013                                   43,808      1.48               64,910          1.73%       0.25%             15.72%
    2012                                   49,340      1.28               63,172          2.04%       0.25%             13.09%
    2011                                   49,466      1.13               55,994          2.45%       0.25%             (1.28)%
    2010                                   24,930      1.15               28,581          2.36%       0.25%             14.20%

FIDELITY VIP FREEDOM 2025 IC
    2014                                    8,865      1.61               14,295          1.87%       0.25%              4.80%
    2013                                   20,339      1.54               31,300          1.80%       0.25%             19.65%
    2012                                   19,887      1.29               25,578          1.96%       0.25%             14.82%
    2011                                   18,130      1.12               20,301          1.77%       0.25%             (2.35)%
    2010                                   20,594      1.15               23,618          2.10%       0.25%             15.50%

FIDELITY VIP FREEDOM 2030 IC
    2014                                   30,539      1.58               48,295          1.30%       0.25%              4.69%
    2013                                  137,723      1.51              208,034          1.86%       0.25%             21.36%
    2012                                  125,020      1.24              155,612          2.41%       0.25%             15.29%
    2011                                  107,745      1.08              116,321          2.12%       0.25%             (2.84)%
    2010                                  111,207      1.11              123,567          2.20%       0.25%             15.79%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                   AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE            TOTAL
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST     RETURN LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      -----------  ------------  ---------------  ------------  ----------------  ------------------
FIDELITY VIP FREEDOM 2035 IC
    2014                                    4,396      2.23                9,775          1.50%       0.25%              4.66%
    2013                                   12,300      2.13               26,156          1.93%       0.25%             24.53%
    2012                                    8,862      1.71               15,131          2.42%       0.25%             16.53%
    2011                                    6,744      1.47                9,872          2.49%       0.25%             (4.23)%
    2010                                    4,313      1.53                6,587          3.44%       0.25%             16.72%

FIDELITY VIP FREEDOM 2040 IC
    2014                                    4,980      2.25               11,191          1.68%       0.25%              4.65%
    2013                                   16,312      2.15               35,045          1.87%       0.25%             24.98%
    2012                                   13,199      1.72               22,688          2.36%       0.25%             16.66%
    2011                                    9,542      1.47               14,046          2.18%       0.25%             (4.26)%
    2010                                    7,837      1.54               12,052          2.89%       0.25%             16.90%

FIDELITY VIP FREEDOM 2045 IC
    2014                                    3,618      2.27                8,197          1.02%       0.25%              4.69%
    2013                                   14,115      2.17               30,585          1.82%       0.25%             25.75%
    2012                                   11,961      1.72               20,606          3.98%       0.25%             17.04%
    2011                                    4,159      1.47                6,116          2.35%       0.25%             (4.64)%
    2010                                    3,189      1.54                4,916          2.15%       0.25%             17.07%

FIDELITY VIP FREEDOM 2050 IC
    2014                                    6,909      2.29               15,845          1.53%       0.25%              4.74%
    2013                                   11,500      2.19               25,179          0.90%       0.25%             26.03%
    2012                                   19,589      1.74               34,032          2.37%       0.25%             17.43%
    2011                                   15,956      1.48               23,596          1.94%       0.25%             (5.17)%
    2010                                   13,834      1.56               21,572          1.97%       0.25%             17.29%

FIDELITY VIP FREEDOM INCOME IC
    2014                                    3,299      1.40                4,606          1.56%       0.25%              3.52%
    2013                                   27,922      1.35               37,711          2.59%       0.25%              5.28%
    2012                                    9,954      1.28               12,764          1.65%       0.25%              6.25%
    2011                                    8,487      1.21               10,233          1.94%       0.25%              1.38%
    2010                                    7,697      1.19                9,156          1.88%       0.25%              7.23%

FIDELITY VIP FUNDS MGR 20% SC
    2014                                    3,597      1.38                4,962          1.44%       0.25%              3.95%
    2013                                    7,158      1.33                9,504          0.88%       0.25%              5.26%
    2012                                    5,858      1.26                7,384          0.93%       0.25%              5.41%
    2011                                    3,734      1.20                4,463          1.40%       0.25%              2.05%
    2010                                    4,933      1.17                5,780          1.73%       0.25%              7.09%

FIDELITY VIP FUNDS MGR 50% SC
    2014                                    5,130      1.74                8,931          1.27%       0.25%              4.92%
    2013                                   10,714      1.66               17,783          1.03%       0.25%             14.50%
    2012                                   10,488      1.45               15,203          1.80%       0.25%              9.96%
    2011                                    5,934      1.32                7,822          1.88%       0.25%             (0.67)%
    2010                                    5,200      1.33                6,891          0.43%       0.25%             11.61%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                   AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE            TOTAL
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST     RETURN LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      -----------  ------------  ---------------  ------------  ----------------  ------------------
FIDELITY VIP FUNDS MGR 60% SC
    2014                                    3,937      1.88                7,379         1.30%        0.25%              5.14%
    2013                                    8,085      1.78               14,417         1.30%        0.25%             18.32%
    2012                                    6,795      1.51               10,239         1.62%        0.25%             11.20%
    2011                                    5,611      1.36                7,595         1.59%        0.25%             (2.17)%
    2010                                    4,483      1.39                6,205         1.52%        0.25%             13.21%

FIDELITY VIP FUNDS MGR 70% SC
    2014                                    3,299      1.99                6,568         0.63%        0.25%              4.98%
    2013                                   11,582      1.90               21,959         1.16%        0.25%             21.45%
    2012                                   10,999      1.56               17,170         1.45%        0.25%             12.81%
    2011                                    7,303      1.38               10,098         1.73%        0.25%             (3.04)%
    2010                                    6,227      1.43                8,881         0.92%        0.25%             14.04%

FIDELITY VIP FUNDS MGR 85% SC
    2014                                    3,645      2.18                7,946         0.32%        0.25%              4.95%
    2013                                  116,480      2.07              241,621         1.02%        0.25%             27.54%
    2012                                   91,822      1.63              149,342         0.96%        0.25%             13.84%
    2011                                  128,079      1.43              182,975         1.83%        0.25%             (5.54)%
    2010                                   71,594      1.51              108,274         1.20%        0.25%             15.78%

FIDELITY VIP GRO STRATEGIES IC
    2014                                   41,218      1.72               70,739         0.09%        0.25%             13.29%
    2013                                  133,151      1.51              201,705         0.02%        0.25%             36.91%
    2012                                  122,300      1.11              135,319         0.00%        0.25%             11.43%
    2011                                  119,957      0.99              119,114         0.00%        0.25%             (9.22)%
    2010                                  141,712      1.09              155,002         0.00%        0.25%             24.65%

FIDELITY VIP GROWTH & INC IC
    2014                                  147,425      2.04              300,957         1.67%        0.25%             10.20%
    2013                                  550,493      1.85            1,019,876         1.82%        0.25%             33.23%
    2012                                  706,955      1.39              983,078         2.27%        0.25%             18.27%
    2011                                  757,807      1.18              891,019         1.80%        0.25%              1.36%
    2010                                  773,059      1.16              896,800         0.72%        0.25%             14.58%

FIDELITY VIP GROWTH IC
    2014                                  879,349      1.44            1,266,393         0.18%        0.25%             11.02%
    2013                                3,705,841      1.30            4,807,418         0.28%        0.25%             36.00%
    2012                                4,184,991      0.95            3,992,065         0.59%        0.25%             14.40%
    2011                                4,721,055      0.83            3,936,491         0.37%        0.25%             (0.05)%
    2010                                4,908,706      0.83            4,094,894         0.36%        0.25%             23.86%

FIDELITY VIP GROWTH OPP IC
    2014                                  176,524      1.76              310,653         0.21%        0.25%             11.92%
    2013                                  852,170      1.57            1,339,974         0.32%        0.25%             37.55%
    2012                                  843,675      1.14              964,432         0.40%        0.25%             19.31%
    2011                                1,027,488      0.96              984,444         0.16%        0.25%              2.04%
    2010                                1,071,528      0.94            1,006,099         0.21%        0.25%             23.43%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                   AT DECEMBER 31                      FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                    UNIT FAIR                      INVESTMENT        EXPENSE            TOTAL
                                         UNITS     VALUE LOWEST                      INCOME        RATIO LOWEST     RETURN LOWEST
                                      OUTSTANDING   TO HIGHEST      NET ASSETS       RATIO*        TO HIGHEST**     TO HIGHEST***
                                      -----------  ------------  ---------------  ------------  ----------------  ------------------
FIDELITY VIP GROWTH STOCK IC
    2014                                    3,200      2.85                9,114          0.79%       0.25%             12.31%
    2013                                   23,498      2.53               59,565          0.59%       0.25%             34.54%
    2012                                   20,808      1.88               39,205          0.91%       0.25%             18.09%
    2011                                   18,907      1.60               30,179          0.00%       0.25%              0.56%
    2010                                   19,238      1.59               30,535          0.00%       0.25%             19.75%

FIDELITY VIP HIGH INC IC
    2014                                  159,863  1.60 to 2.15          335,162          4.96% 0.00% to 0.50%      0.65% to 1.15%
    2013                                  455,470  1.58 to 2.14          944,441          5.82% 0.00% to 0.50%      5.42% to 5.95%
    2012                                  736,479  1.54 to 2.03        1,444,488          6.15% 0.00% to 0.50%     13.66% to 14.23%
    2011                                  677,303  1.00 to 1.79        1,166,072          6.96% 0.00% to 0.50%      3.51% to 4.03%
    2010                                  667,133  1.00 to 1.73        1,108,923          7.33% 0.00% to 0.50%     13.26% to 13.82%

FIDELITY VIP INDEX 500 IC
    2014                                  538,620      1.83              987,252          1.66%       0.25%             13.29%
    2013                                1,509,475      1.62            2,442,278          1.95%       0.25%             31.91%
    2012                                1,550,814      1.23            1,902,140          2.05%       0.25%             15.62%
    2011                                1,704,337      1.06            1,808,015          1.96%       0.25%              1.78%
    2010                                1,767,324      1.04            1,841,970          3.82%       0.25%             14.74%

FIDELITY VIP INTL CAP APP IC
    2014                                   54,231      1.40               75,918          0.38%       0.25%              2.75%
    2013                                  227,928      1.36              310,568          0.72%       0.25%             21.32%
    2012                                  183,662      1.12              206,279          1.02%       0.25%             25.59%
    2011                                  190,913      0.89              170,728          0.88%       0.25%            (12.79)%
    2010                                  199,017      1.03              204,075          1.52%       0.25%             15.44%

FIDELITY VIP INVEST GRADE IC
    2014                                   87,524      2.22              194,137          2.02%       0.25%              5.56%
    2013                                  224,734      2.10              472,193          2.11%       0.25%             (2.02)%
    2012                                  278,600      2.14              597,461          2.39%       0.25%              5.63%
    2011                                  216,774      2.03              440,088          3.16%       0.25%              7.07%
    2010                                  237,201      1.90              449,771          2.73%       0.25%              7.54%

FIDELITY VIP MID CAP IC
    2014                                  286,405      4.35            1,246,875          0.24%       0.25%              6.02%
    2013                                1,166,124      4.11            4,788,488          0.50%       0.25%             35.89%
    2012                                1,336,814      3.02            4,039,601          0.61%       0.25%             14.54%
    2011                                1,529,790      2.64            4,035,782          0.25%       0.25%            (10.84)%
    2010                                1,647,688      2.96            4,875,051          0.52%       0.25%             28.51%

FIDELITY VIP MONEY MKT IC
    2014                                  262,215      1.29              338,277          0.01%       0.25%             (0.24)%
    2013                                  975,688      1.29            1,262,203          0.03%       0.25%             (0.22)%
    2012                                  918,550      1.30            1,190,907          0.14%       0.25%             (0.11)%
    2011                                  896,393      1.30            1,163,505          0.11%       0.25%             (0.14)%
    2010                                  823,332      1.30            1,070,165          0.24%       0.25%             (0.01)%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                   -------------------------------------------  ----------------------------------------------------
                                                     UNIT FAIR                   INVESTMENT        EXPENSE              TOTAL
                                       UNITS       VALUE LOWEST                    INCOME        RATIO LOWEST       RETURN LOWEST
                                    OUTSTANDING     TO HIGHEST     NET ASSETS      RATIO*         TO HIGHEST**       TO HIGHEST***
                                   --------------  ------------  -------------  ------------  ------------------  ------------------
FIDELITY VIP OVERSEAS IC
  2014                                   407,750       1.36            552,777          1.25%       0.25%            (8.31)%
  2013                                 1,783,326       1.48          2,636,547          1.35%       0.25%             30.11%
  2012                                 1,962,555       1.14          2,230,041          1.99%       0.25%             20.44%
  2011                                 2,111,532       0.94          1,992,156          1.36%       0.25%            (17.37)%
  2010                                 2,284,487       1.14          2,608,415          1.36%       0.25%             12.83%

FIDELITY VIP REAL ESTATE IC
  2014                                    32,440       3.91            126,886          1.71%       0.25%             29.85%
  2013                                   107,608       3.01            323,987          1.78%       0.25%             1.57%
  2012                                   106,148       2.96            314,652          1.58%       0.25%             18.28%
  2011                                    95,412       2.51            239,137          1.14%       0.25%             7.82%
  2010                                    93,463       2.32            217,269          1.53%       0.25%             30.10%

FIDELITY VIP STRAT INCOME IC
  2014                                    52,299       1.74             91,021          2.44%       0.25%             3.34%
  2013                                   161,077       1.68            271,258          3.52%       0.25%             0.04%
  2012                                   174,966       1.68            294,531          3.92%       0.25%             10.23%
  2011                                   139,302       1.53            212,742          4.13%       0.25%             4.40%
  2010                                   151,226       1.46            221,212          6.20%       0.25%             9.36%

FIDELITY VIP TARGET VOL IC
  2014                                    38,818       1.17             45,289          6.11%       0.25%             5.67%
  2013 (b)                                 3,055       1.10              3,373          0.68%       0.25%             10.40%

FIDELITY VIP VALUE IC
  2014                                    23,873       2.35             56,028          1.31%       0.25%             11.13%
  2013                                    97,723       2.11            206,376          1.39%       0.25%             32.13%
  2012                                    64,532       1.60            103,145          1.94%       0.25%             20.60%
  2011                                    57,346       1.33             76,000          0.94%       0.25%            (2.75)%
  2010                                    62,451       1.36             85,105          1.38%       0.25%             17.53%

FIDELITY VIP VALUE LEADERS IC
  2014                                     3,647       1.38              5,039          1.11%       0.25%             12.78%
  2013                                    10,203       1.23             12,509          0.74%       0.25%             34.84%
  2012                                     6,700       0.91              6,090          2.60%       0.25%             13.71%
  2011                                     8,004       0.80              6,393          1.67%       0.25%            (8.23)%
  2010                                     6,656       0.87              5,791          0.80%       0.25%             9.76%

FIDELITY VIP VALUE STRAT IC
  2014                                    23,669       2.61             61,833          0.89%       0.25%             6.53%
  2013                                    94,687       2.45            232,094          0.95%       0.25%             30.17%
  2012                                    88,612       1.88            166,863          0.61%       0.25%             26.96%
  2011                                    96,199       1.48            142,678          1.03%       0.25%            (9.03)%
  2010                                    92,633       1.63            151,035          0.51%       0.25%             26.32%

IBBOTSON BALANCED ETF1
  2014 (a)                                 9,079   1.02 to 1.03          9,298          1.42%   0.00% to 0.50%     2.06% to 2.41%

IBBOTSON GROWTH ETF1
  2014 (a)                                 9,045   1.02 to 1.03          9,271          1.25%   0.00% to 0.50%     2.25% to 2.59%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                   -------------------------------------------  ----------------------------------------------------
                                                     UNIT FAIR                   INVESTMENT       EXPENSE              TOTAL
                                       UNITS       VALUE LOWEST                    INCOME       RATIO LOWEST       RETURN LOWEST
                                    OUTSTANDING     TO HIGHEST     NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                   -------------  -------------  -------------  ------------  ----------------  --------------------
IBBOTSON INCOME & Growth ETF1
  2014 (a)                                10,763   1.01 to 1.02         10,923          1.48%  0.00% to 0.50%      1.24% to 1.58%

IVY VIP BALANCED
  2014                                   864,649   2.29 to 3.78      3,185,379          0.93%  0.00% to 0.50%      7.04% to 7.57%
  2013                                   910,306   2.13 to 3.53      3,157,739          1.39%  0.00% to 0.50%     23.08% to 23.70%
  2012                                   949,070   1.72 to 2.87      2,669,310          1.48%  0.00% to 0.50%     11.19% to 11.74%
  2011                                   829,738   1.00 to 2.58      2,103,523          1.45%  0.00% to 0.50%      2.80% to 3.31%
  2010                                   667,762   1.49 to 2.51      1,632,955          2.16%  0.00% to 0.50%     16.52% to 17.11%

IVY VIP CORE EQUITY
  2014                                   116,668   1.80 to 2.23        242,349          0.49%  0.00% to 0.50%      9.13% to 9.68%
  2013                                   116,717   1.64 to 2.05        221,647          0.66%  0.00% to 0.50%     32.84% to 33.51%
  2012                                   122,819   1.23 to 1.54        175,106          0.59%  0.00% to 0.50%     18.01% to 18.60%
  2011                                    73,746   1.00 to 1.31         89,205          0.38%  0.00% to 0.50%      1.16% to 1.66%
  2010                                    42,383   1.02 to 1.29         50,736          0.90%  0.00% to 0.50%     20.29% to 20.89%

IVY VIP HIGH INCOME
  2014                                     9,424   1.06 to 1.07         10,027          9.43%  0.00% to 0.50%      1.40% to 1.90%
  2013 (b)                                 9,175   1.04 to 1.05          9,602          4.72%  0.00% to 0.50%      9.96% to 10.51%

IVY VIP INTL CORE EQUITY
  2014                                 3,311,861   1.50 to 3.87      5,645,993          2.38%  0.00% to 0.50%      0.94% to 1.44%
  2013                                 3,452,589   1.48 to 3.83      6,318,052          1.59%  0.00% to 0.50%     24.29% to 24.91%
  2012                                 3,045,931   1.18 to 3.08      4,619,133          2.13%  0.00% to 0.50%     12.76% to 13.33%
  2011                                 2,856,463   1.00 to 2.73      3,981,544          1.33%  0.00% to 0.50%   (14.31)% to (13.88)%
  2010                                 2,038,325    1.21to 3.19      2,624,387          1.33%  0.00% to 0.50%     13.52% to 14.09%

IVY VIP MICRO CAP GROWTH
  2014                                    42,115   1.66 to 4.12        157,317          0.00%  0.00% to 0.50%    (2.23)% to (1.74)%
  2013                                    47,902   1.69 to 4.20        183,029          0.00%  0.00% to 0.50%     56.50% to 57.28%
  2012                                    45,790   1.07 to 2.68        111,875          0.00%  0.00% to 0.50%     11.28% to 11.84%
  2011                                    54,496   0.96 to 2.40        121,464          0.00%  0.00% to 0.50%    (7.48)% to (7.01)%
  2010                                    66,050   1.03 to 2.59        157,097          0.00%  0.00% to 0.50%     40.15% to 40.86%

IVY VIP SCIENCE & TECH
  2014                                 3,307,873   2.26 to 2.30      7,606,060          0.00%  0.00% to 0.25%      2.65% to 2.91%
  2013                                 2,916,305   2.20 to 2.23      6,516,018          0.00%  0.00% to 0.25%     56.00% to 56.39%
  2012                                 2,605,902   1.40 to 1.43      3,723,165          0.00%  0.00% to 0.25%     27.51% to 27.83%
  2011                                 2,473,915   1.10 to 1.12      2,765,074          0.00%  0.00% to 0.25%    (6.00)% to (5.77)%
  2010                                 2,185,026   1.17 to 1.19      2,591,654          0.00%  0.00% to 0.25%     12.47% to 12.75%

IVY VIP SMALL CAP VALUE
  2014                                   157,734   1.73 to 3.78        578,553          0.07%  0.00% to 0.50%      6.51% to 7.05%
  2013                                   309,707   1.62 to 3.54      1,074,954          0.84%  0.00% to 0.50%     32.86% to 33.53%
  2012                                   308,841   1.21 to 2.66        806,091          0.41%  0.00% to 0.50%     18.04% to 18.63%
  2011                                   265,544   1.00 to 2.24        584,948          0.15%  0.00% to 0.50%   (13.22)% to (12.79)%
  2010                                    49,234   1.17 to 2.58        114,681          0.07%  0.00% to 0.50%     25.78% to 26.41%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                   -------------------------------------------  ----------------------------------------------------
                                                     UNIT FAIR                   INVESTMENT       EXPENSE              TOTAL
                                       UNITS       VALUE LOWEST                    INCOME       RATIO LOWEST       RETURN LOWEST
                                    OUTSTANDING     TO HIGHEST     NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                   -------------  -------------  -------------  ------------  ----------------  --------------------
IVY VIP VALUE
  2014                                   101,995   1.59 to 3.81        336,593          1.08%  0.00% to 0.50%     10.39% to 10.94%
  2013                                   103,322   1.43 to 3.45        309,558          0.79%  0.00% to 0.50%     34.66% to 35.34%
  2012                                   118,360   1.06 to 2.56        255,969          1.30%  0.00% to 0.50%     18.29% to 18.88%
  2011                                   107,131   0.89 to 2.16        197,760          0.73%  0.00% to 0.50%    (7.78)% to (7.32)%
  2010                                   100,952   0.96 to 2.35        201,457          0.89%  0.00% to 0.50%     18.12% to 18.71%

JANUS ASPEN FORTY SS
  2014                                   137,420   1.52 to 1.71        216,770          0.03%  0.00% to 0.50%      7.93% to 8.47%
  2013                                   135,487   1.41 to 1.57        197,951          0.58%  0.00% to 0.50%     30.23% to 30.88%
  2012                                   160,501   1.18 to 1.20        181,213          0.57%  0.00% to 0.50%     23.24% to 23.86%
  2011                                   144,881   0.88 to 1.00        132,087          0.24%  0.00% to 0.50%    (7.40)% to (6.94)%
  2010                                   158,334   0.95 to 1.04        154,768          0.23%  0.00% to 0.50%      5.95% to 6.48%

JANUS ASPEN OVERSEAS SS
  2014                                   678,154   1.17 to 1.39        912,067          3.03%  0.00% to 0.50%   (12.54)% to (12.10)%
  2013                                   685,538   1.34 to 1.58      1,050,720          3.11%  0.00% to 0.50%     13.71% to 14.28%
  2012                                   775,601   1.18 to 1.39      1,044,836          0.60%  0.00% to 0.50%     12.61% to 13.18%
  2011                                 1,735,242   1.00 to 1.22      2,046,216          0.39%  0.00% to 0.50%   (32.67)% to (32.34)%
  2010                                 3,094,496   1.00 to 1.81      5,375,121          0.56%  0.00% to 0.50%     24.39% to 25.02%

LORD ABBET MID CAP STOCK
  2014                                 3,001,565   1.83 to 2.10      5,515,050          0.49%  0.00% to 0.25%     11.25% to 11.53%
  2013                                 2,667,275   1.64 to 1.89      4,395,352          0.44%  0.00% to 0.25%     29.99% to 30.32%
  2012                                 2,434,379   1.26 to 1.45      3,079,224          0.68%  0.00% to 0.25%     14.26% to 14.54%
  2011                                 2,441,592   1.10 to 1.27      2,696,639          0.22%  0.00% to 0.25%    (4.25)% to (4.01)%
  2010                                 2,126,520   1.15 to 1.32      2,449,456          0.44%  0.00% to 0.25%     25.12% to 25.43%

MFS RESEARCH BOND IC
  2014                                 1,065,145   1.19 to 1.20      1,277,545          2.97%  0.00% to 0.25%      5.58% to 5.84%
  2013                                   969,150   1.12 to 1.13      1,098,207          1.23%  0.00% to 0.25%    (1.28)% to (1.03)%
  2012                                   733,009   1.14 to 1.15        839,280          2.88%  0.00% to 0.25%      7.08% to 7.35%
  2011                                   345,535   1.06 to 1.07        368,532          2.70%  0.00% to 0.25%      6.48% to 6.75%
  2010 (e)                                51,655   1.00 to 1.00         51,610          0.00%  0.00% to 0.25%      7.20% to 7.47%

MFS VIT EMRG MKT EQ IC
  2014                                 1,711,695   0.87 to 0.88      1,510,153          0.69%  0.00% to 0.25%    (6.96)% to (6.72)%
  2013                                 1,402,100   0.94 to 0.95      1,326,178          1.75%  0.00% to 0.25%    (5.45)% to (5.21)%
  2012                                   642,246   0.99 to 1.00        640,856          1.26%  0.00% to 0.25%     18.69% to 18.99%
  2011 (d)                               102,252   0.84 to 0.84         85,748          0.42%  0.00% to 0.25%   (19.71)% to (19.61)%

OPP GLOBAL FUND VA
  2014                                 1,368,103   1.72 to 1.74      2,382,340          1.07%  0.00% to 0.25%      2.04% to 2.29%
  2013                                 1,165,542   1.69 to 1.70      1,984,079          1.35%  0.00% to 0.25%     26.99% to 27.31%
  2012                                   679,995   1.33 to 1.34        909,257          2.14%  0.00% to 0.25%     20.96% to 21.26%
  2011                                   480,039   1.10 to 1.10        529,328          0.91%  0.00% to 0.25%    (8.52)% to (8.29)%
  2010 (e)                               157,321   1.20 to 1.20        189,154          0.00%  0.00% to 0.25%     15.69% to 15.98%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                   -------------------------------------------  ----------------------------------------------------
                                                     UNIT FAIR                   INVESTMENT       EXPENSE              TOTAL
                                       UNITS       VALUE LOWEST                    INCOME       RATIO LOWEST       RETURN LOWEST
                                    OUTSTANDING     TO HIGHEST     NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                   -------------  -------------  -------------  ------------  ----------------  --------------------
OPP MS SMALL CAP
  2014                                 1,534,425   1.71 to 1.72      2,646,404          0.83%  0.00% to 0.25%     11.65% to 11.93%
  2013                                 1,225,721   1.53 to 1.54      1,888,615          0.79%  0.00% to 0.25%     40.66% to 41.01%
  2012                                   586,965   1.09 to 1.09        641,352          0.43%  0.00% to 0.25%     17.69% to 17.99%
  2011 (d)                                44,478   0.92 to 0.93         41,187          0.00%  0.00% to 0.25%   (10.87)% to (10.76)%

PIONEER MID-CAP VALUE VCT
  2014                                   743,537   1.93 to 1.95      1,448,239          0.75%  0.00% to 0.25%     14.80% to 15.09%
  2013                                   421,020   1.68 to 1.69        712,512          0.90%  0.00% to 0.25%     32.77% to 33.10%
  2012                                   171,791   1.26 to 1.27        218,412          0.95%  0.00% to 0.25%     10.83% to 11.11%
  2011                                    74,337   1.14 to 1.14         85,054          1.04%  0.00% to 0.25%    (5.87)% to (5.64)%
  2010 (e)                                46,446   1.21 to 1.21         56,321          0.00%  0.00% to 0.25%     17.92% to 18.22%

SFT ADVANTUS BOND CL 1
  2014                                 3,882,386   1.10 to 1.11      4,296,117          0.00%  0.00% to 0.25%      6.29% to 6.56%
  2013                                 3,490,451   1.03 to 1.04      3,624,746          0.00%  0.00% to 0.25%    (0.65)% to (0.40)%
  2012 (c)                             2,444,620   1.04 to 1.04      2,548,979          0.00%  0.00% to 0.25%      3.41% to 3.54%

SFT ADVANTUS BOND CL 2
  2014                                 8,428,935   1.92 to 2.41     18,475,120          0.00%  0.00% to 0.50%      5.76% to 6.29%
  2013                                 7,400,647   1.80 to 2.28     15,120,382          0.00%  0.00% to 0.50%    (1.15)% to (0.65)%
  2012                                 7,529,798   1.82 to 2.31     15,334,543          0.00%  0.00% to 0.50%      6.88% to 7.42%
  2011                                 8,386,804   1.69 to 2.16     15,568,674          0.00%  0.00% to 0.50%      7.49% to 8.02%
  2010                                 7,846,674   1.56 to 2.01     13,395,777          0.00%  0.00% to 0.50%      8.87% to 9.41%

SFT ADVANTUS INDEX 400 MC CL 1
  2014                                 8,974,123   1.57 to 1.58     14,219,994          0.00%  0.00% to 0.25%      9.24% to 9.51%
  2013                                 8,342,141   1.44 to 1.45     12,070,560          0.00%  0.00% to 0.25%     32.78% to 33.11%
  2012 (c)                             5,720,205   1.09 to 1.09      6,218,033          0.00%  0.00% to 0.25%      8.92% to 9.06%

SFT ADVANTUS INDEX 400 MC CL 2
  2014                                 8,636,128   4.04 to 4.80     35,323,829          0.00%  0.00% to 0.50%      8.69% to 9.24%
  2013                                 8,940,353   3.72 to 4.40     33,479,488          0.00%  0.00% to 0.50%     32.12% to 32.78%
  2012                                10,641,303   2.80 to 3.32     29,999,753          0.00%  0.00% to 0.50%     16.66% to 17.24%
  2011                                12,469,237   2.39 to 2.84     29,958,010          0.00%  0.00% to 0.50%    (2.75)% to (2.26)%
  2010                                13,850,686   2.45 to 2.91     34,049,836          0.00%  0.00% to 0.50%     25.30% to 25.93%

SFT ADVANTUS INDEX 500 CL 1
  2014                                16,069,644   1.61 to 1.62     26,078,159          0.00%  0.00% to 0.25%     13.13% to 13.41%
  2013                                14,463,795   1.43 to 1.43     20,696,777          0.00%  0.00% to 0.25%     31.71% to 32.04%
  2012 (c)                             9,925,380   1.08 to 1.08     10,756,415          0.00%  0.00% to 0.25%      5.68% to 5.81%

SFT ADVANTUS INDEX 500 CL 2
  2014                                25,364,839   3.15 to 4.58     83,763,005          0.00%  0.00% to 0.50%     12.56% to 13.13%
  2013                                25,592,850   2.78 to 4.07     74,796,023          0.00%  0.00% to 0.50%     31.05% to 31.71%
  2012                                26,460,257   2.11 to 3.10     58,565,294          0.00%  0.00% to 0.50%     14.85% to 15.42%
  2011                                32,141,647   1.83 to 2.70     61,595,282          0.00%  0.00% to 0.50%      1.09% to 1.59%
  2010                                32,788,570   1.80 to 2.67     61,852,384          0.00%  0.00% to 0.50%     13.97% to 14.54%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                   -------------------------------------------  ----------------------------------------------------
                                                     UNIT FAIR                   INVESTMENT       EXPENSE              TOTAL
                                       UNITS       VALUE LOWEST                    INCOME       RATIO LOWEST       RETURN LOWEST
                                    OUTSTANDING     TO HIGHEST     NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                   -------------  -------------  -------------  ------------  ----------------  --------------------
SFT ADVANTUS INTL BOND CL 2
  2014                                   934,951   1.76 to 2.73      2,547,403          0.00%  0.00% to 0.50%      1.20% to 1.70%
  2013                                 1,095,769   1.73 to 2.69      2,943,347          0.00%  0.00% to 0.50%    (0.57)% to (0.07)%
  2012                                   944,753   1.74 to 2.70      2,545,433          0.00%  0.00% to 0.50%     15.61% to 16.20%
  2011                                   942,239   1.49 to 2.33      2,190,593          0.00%  0.00% to 0.50%    (0.76)% to (0.26)%
  2010                                   740,641   1.50 to 2.34      1,730,296          0.00%  0.00% to 0.50%     13.33% to 13.90%

SFT ADVANTUS MONEY MARKET
  2014                                 2,798,129   1.39 to 1.46      3,917,024          0.00%  0.00% to 0.50%     (0.50)% to 0.00%
  2013                                 3,064,978   1.39 to 1.47      4,294,930          0.00%  0.00% to 0.50%     (0.50)% to 0.00%
  2012                                 2,828,804   1.39 to 1.46      3,973,120          0.00%  0.00% to 0.50%     (0.50)% to 0.00%
  2011                                 3,240,273   1.39 to 1.49      4,543,401          0.00%  0.00% to 0.50%     (0.50)% to 0.00%
  2010                                 2,810,324   1.00 to 1.47      3,935,210          0.03%  0.00% to 0.50%     (0.51)% to 0.00%

SFT ADVANTUS MORTGAGE CL 1
  2014                                   602,786   1.06 to 1.06        640,596          0.00%  0.00% to 0.25%      5.76% to 6.03%
  2013                                   814,630   1.00 to 1.00        816,526          0.00%  0.00% to 0.25%    (1.98)% to (1.73)%
  2012 (c)                               311,140   1.02 to 1.02        317,359          0.00%  0.00% to 0.25%      1.57% to 1.70%

SFT ADVANTUS MORTGAGE CL 2
  2014                                   249,414   1.25 to 2.24        397,052          0.00%  0.00% to 0.50%      5.24% to 5.76%
  2013                                   251,352   1.19 to 2.13        378,267          0.00%  0.00% to 0.50%    (2.47)% to (1.98)%
  2012                                   310,192   1.21 to 2.18        461,490          0.00%  0.00% to 0.50%      2.97% to 3.49%
  2011                                   528,445   1.17 to 2.12        689,001          0.00%  0.00% to 0.50%      6.20% to 6.73%
  2010                                   517,164   1.10 to 2.00        630,596          0.00%  0.00% to 0.50%      6.22% to 6.76%

SFT ADVANTUS REAL ESTATE CL 1
  2014                                 2,786,122   1.40 to 1.41      3,934,631          0.00%  0.00% to 0.25%     30.37% to 30.70%
  2013                                 2,585,719   1.08 to 1.08      2,793,926          0.00%  0.00% to 0.25%      1.15% to 1.40%
  2012 (c)                             1,693,069   1.06 to 1.38      1,804,169          0.00%  0.00% to 0.25%      3.19% to 3.32%

SFT ADVANTUS REAL ESTATE CL 2
  2014                                   332,855   3.51 to 3.74      1,240,160          0.00%  0.00% to 0.50%     29.72% to 30.37%
  2013                                   337,756   2.71 to 2.87        965,539          0.00%  0.00% to 0.50%      0.64% to 1.15%
  2012                                   584,273   1.00 to 3.58      1,653,963          0.00%  0.00% to 0.50%     17.31% to 17.90%
  2011                                 1,119,483   2.29 to 2.48      2,692,644          0.00%  0.00% to 0.50%      4.89% to 5.42%
  2010                                   967,131   2.19 to 2.29      2,207,520          0.00%  0.00% to 0.50%     28.27% to 28.91%

SFT IVY GROWTH
  2014 (a)                             1,197,258   1.59 to 3.55      2,214,061          0.00%  0.00% to 0.50%     12.58% to 12.96%

SFT IVY SMALL CAP GROWTH
  2014 (a)                               228,199   1.47 to 3.16        638,042          0.00% -0.07% to 0.43%      8.43% to 8.80%

SFT PYRAMIS CORE EQUITY CL 1
  2014 (a)                               110,911   1.11 to 5.34        568,228          0.00% -0.12% to 0.38%     11.29% to 11.82%

VAN ECK VIP GLOB HARD ASSETS
  2014                                 3,705,243   0.99 to 1.01      3,734,198          0.09%  0.00% to 0.25%   (19.30)% to (19.10)%
  2013                                 3,553,508   1.23 to 1.25      4,426,896          0.64%  0.00% to 0.25%     10.26% to 10.53%
  2012                                 3,292,520   1.10 to 1.13      3,710,823          0.61%  0.00% to 0.25%      3.13% to 3.39%
  2011                                 3,683,078   1.08 to 1.09      4,015,125          1.06%  0.00% to 0.25%   (16.66)% to (16.45)%
  2010                                 3,165,930   1.28 to 1.30      4,130,790          0.32%  0.00% to 0.25%     28.91% to 29.23%

                                                                     (Continued)

                 MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                          Notes to Financial Statements

                                December 31, 2014

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                                   -------------------------------------------  ----------------------------------------------------
                                                     UNIT FAIR                   INVESTMENT       EXPENSE              TOTAL
                                       UNITS       VALUE LOWEST                    INCOME       RATIO LOWEST       RETURN LOWEST
                                    OUTSTANDING     TO HIGHEST     NET ASSETS      RATIO*       TO HIGHEST**       TO HIGHEST***
                                   -------------  -------------  -------------  ------------  ----------------  --------------------
VANGUARD VI DIVERSIFIED VALUE
  2014 (a)                                16,080   1.06 to 1.06         17,058          0.00%  0.00% to 0.50%      5.13% to 5.49%

VANGUARD VI TOTAL BOND MARKET
  2014 (a)                                 9,132   1.03 to 1.03          9,413          0.00%  0.00% to 0.50%      2.73% to 3.07%

----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and adminstrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges and adminstrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a) Period from May 1, 2014 to December 31, 2014. During this period SFT Ivy Small Cap Growth, and SFT Pyramis Core Equity Cl 1 waived expenses of $287, and $433 respectively resulting in a reduction of the expense ratio of 0.07%, and 0.12% respectively.
(b) Period from May 1, 2013 to December 31, 2013.
(c) Period from April 30, 2012 to December 31, 2012.
(d) Period from May 24, 2011 to December 31, 2011
(e) Period from August 26, 2010 to December 31, 2010.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2015, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                                                                     (Continued)

                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2014, 2013 AND 2012

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402





                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014 in accordance with U.S. generally accepted accounting principles.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

As discussed in note 2 to the consolidated financial statements, the merger of Balboa Life Insurance Company, Balboa Life Insurance Company of New York, and Cherokee National Life Insurance Company has been accounted for a transfer of net assets between entities under common control, which requires recording the transaction at historical cost, with amounts restated for all periods presented. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP


Minneapolis, Minnesota
March 3, 2015

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2014 AND 2013
                                 (IN THOUSANDS)

ASSETS                                                                                           2014                   2013
                                                                                          ------------------     ------------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $11,239,878 and $10,801,411)       $     11,926,652       $     11,170,640
    Equity securities, at fair value (cost $364,775 and $336,108)                                   434,952                403,409
    Mortgage loans, net                                                                           1,935,983              1,760,316
    Finance receivables, net                                                                        279,343                261,519
    Policy loans                                                                                    380,603                356,696
    Alternative investments                                                                         536,921                495,219
    Fixed maturity securities on loan, at fair value
      (amortized cost $45,445 and $40,659)                                                           45,054                 40,662
    Equity securities on loan, at fair value (cost $2,190 and $1,403)                                 2,575                  1,656
    Derivative instruments                                                                          258,001                224,375
    Other invested assets                                                                            61,838                 45,730
                                                                                          ------------------     ------------------
      Total investments                                                                          15,861,922             14,760,222

    Cash and cash equivalents                                                                       376,520                294,688
    Securities held as collateral                                                                    29,398                 21,613
    Deferred policy acquisition costs                                                               940,090              1,040,678
    Accrued investment income                                                                       128,366                126,369
    Premiums and fees receivable                                                                    276,439                238,867
    Property and equipment, net                                                                      98,631                 92,799
    Income tax recoverable:
       Current                                                                                        5,779                      -
    Reinsurance recoverables                                                                      1,136,393              1,061,410
    Goodwill and intangible assets, net                                                             151,833                 53,772
    Other assets                                                                                    132,016                100,425
    Separate account assets                                                                      19,489,206             18,044,905
                                                                                          ------------------     ------------------
         Total assets                                                                      $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

    Policy and contract account balances                                                   $      8,859,315       $      8,368,493
    Future policy and contract benefits                                                           2,974,498              2,856,983
    Pending policy and contract claims                                                              530,640                465,888
    Other policyholder funds                                                                      1,222,729              1,096,356
    Policyholder dividends payable                                                                   27,560                 30,810
    Unearned premiums and fees                                                                      250,629                324,097
    Pension and other postretirement benefits                                                        17,322                  9,893
    Income tax liability:
       Current                                                                                            -                  2,286
       Deferred                                                                                     275,786                185,937
    Accrued commissions and expenses                                                                213,950                195,457
    Other liabilities                                                                               441,346                484,472
    Short-term debt                                                                                  50,000                 50,000
    Long-term debt                                                                                  393,000                318,000
    Securities lending collateral                                                                    30,467                 30,748
    Separate account liabilities                                                                 19,489,206             18,044,905
                                                                                          ------------------     ------------------
      Total liabilities                                                                          34,776,448             32,464,325
                                                                                          ------------------     ------------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                         5,000                  5,000
    Additional paid in capital                                                                      196,254                196,254
    Accumulated other comprehensive income (loss)                                                   335,810                269,516
    Retained earnings                                                                             3,281,476              2,900,653
                                                                                          ------------------     ------------------
    Total Minnesota Life Insurance Company and subsidiaries stockholder's equity                  3,818,540              3,371,423

    Noncontrolling interests                                                                         31,605                      -
                                                                                          ------------------     ------------------
         Total stockholder's equity                                                               3,850,145              3,371,423
                                                                                          ------------------     ------------------
            Total liabilities and stockholder's equity                                     $     38,626,593       $     35,835,748
                                                                                          ==================     ==================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                         2014           2013           2012
                                                                                   --------------  --------------  -------------
Revenues:

  Premiums                                                                          $  2,039,309    $  1,792,206    $ 1,671,304
  Policy and contract fees                                                               652,779         603,380        554,007
  Net investment income                                                                  664,299         639,833        630,288
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                         (2,852)           (495)          (287)
    Other net realized investment gains (losses)                                         136,607         (36,159)        83,020
                                                                                   --------------  --------------  -------------
     Total net realized investment gains (losses)                                        133,755         (36,654)        82,733
  Finance charge income                                                                   85,855          77,112         70,851
  Commission income                                                                      152,983         126,486        118,651
  Other income                                                                            47,204          37,938         31,219
                                                                                   --------------  --------------  -------------
     Total revenues                                                                    3,776,184       3,240,301      3,159,053
                                                                                   --------------  --------------  -------------

Benefits and expenses:

  Policyholder benefits                                                                1,895,745       1,730,448      1,629,659
  Interest credited to policies and contracts                                            380,474         382,393        353,976
  General operating expenses                                                             656,590         599,487        579,471
  Commissions                                                                            378,368         323,229        255,637
  Administrative and sponsorship fees                                                     72,758          64,188         53,219
  Dividends to policyholders                                                               6,088           6,609          7,679
  Interest expense                                                                        10,321          10,143          9,821
  Amortization of deferred policy acquisition costs                                      216,753         187,834        183,108
  Capitalization of policy acquisition costs                                            (314,814)       (294,111)      (255,831)
                                                                                   --------------  --------------  -------------
     Total benefits and expenses                                                       3,302,283       3,010,220      2,816,739
                                                                                   --------------  --------------  -------------
      Income from operations before taxes                                                473,901         230,081        342,314

Income tax expense (benefit):
    Current                                                                              124,345         103,477         86,500
    Deferred                                                                              18,181         (45,163)        17,643
                                                                                   --------------  --------------  -------------
      Total income tax expense                                                           142,526          58,314        104,143
       Net income                                                                   $    331,375    $    171,767    $   238,171
                                                                                   ==============  ==============  =============



Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the period         $    308,292    $   (606,583)   $   279,930
  Unrealized gains (losses) on securities - other than temporary impairments              (2,955)         (8,352)        17,222
  Adjustment to deferred policy acquisition costs                                       (198,649)        246,061        (89,533)
  Adjustment to reserves                                                                 (19,585)        110,274        (44,051)
  Adjustment to unearned policy and contract fees                                        114,854         (99,756)         9,761
  Adjustment to pension and other retirement plans                                       (12,043)         10,149         (1,438)
                                                                                   --------------  --------------  -------------
   Other comprehensive income (loss), before tax                                         189,914        (348,207)       171,891
   Income tax benefit (expense) related to items of other comprehensive income           (66,472)        124,078        (61,313)
                                                                                   --------------  --------------  -------------
    Other comprehensive income (loss), net of tax                                        123,442        (224,129)       110,578
                                                                                   --------------  --------------  -------------
     Total comprehensive income (loss)                                              $    454,817    $    (52,362)   $   348,749
                                                                                   ==============  ==============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                 ACCUMULATED
                                                   ADDITIONAL       OTHER
                                       COMMON        PAID IN    COMPREHENSIVE     RETAINED      NONCONTROLLING        TOTAL
                                        STOCK        CAPITAL    INCOME (LOSS)     EARNINGS         INTERESTS          EQUITY
                                     -----------  ------------  -------------  --------------   --------------   ---------------
2012:
  Balance, beginning of year           $   5,000    $  179,522    $   381,951    $  2,490,864     $          -     $   3,057,337

  Cherokee National Life Insurance
   Company                                     -        16,732          1,116            (149)               -            17,699
                                     -----------  ------------  -------------  --------------   --------------   ---------------
    Restated beginning balance         $   5,000    $  196,254    $   383,067    $  2,490,715     $          -     $   3,075,036


    Comprehensive income:
     Net income                                -             -              -         238,171                -           238,171
     Other comprehensive income                -             -        110,578               -                -           110,578
                                                                                                                 ---------------
      Total comprehensive income                                                                                         348,749
                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785
                                     ===========  ============  =============  ==============   ==============   ===============

2013:
  Balance, beginning of year           $   5,000    $  196,254    $   493,645    $  2,728,886     $          -     $   3,423,785

    Comprehensive loss:
     Net income                                -             -              -         171,767                -           171,767
     Other comprehensive loss                  -             -       (224,129)              -                -          (224,129)
                                                                                                                 ---------------
      Total comprehensive loss                                                                                           (52,362)
                                     -----------  ------------  -------------  --------------   --------------   ---------------
Balance, end of year                   $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423
                                     ===========  ============  =============  ==============   ==============   ===============

2014:
  Balance, beginning of year           $   5,000    $  196,254    $   269,516    $  2,900,653     $          -     $   3,371,423

    Comprehensive income:
     Net income                                -             -              -         331,375                -           331,375
     Other comprehensive income                -             -        123,442               -                -           123,442
                                                                                                                 ---------------
      Total comprehensive income                                                                                         454,817

    Change in accounting principle             -             -        (57,148)         57,148                -                 -

    Dividends to stockholder                   -             -              -          (7,700)               -            (7,700)

    Change in equity of
     noncontrolling interests                  -             -              -               -           31,605            31,605

                                     -----------  ------------  -------------  --------------   --------------   ---------------
  Balance, end of year                 $   5,000    $  196,254    $   335,810    $  3,281,476     $     31,605     $   3,850,145
                                     ===========  ============  =============  ==============   ==============   ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

CASH FLOWS FROM OPERATING ACTIVITIES                                     2014                2013                2012
                                                                   ---------------     ---------------     ---------------
Net income                                                          $     331,375       $     171,767       $     238,171
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts                    266,191             281,102             273,272
  Fees deducted from policy and contract balances                        (451,583)           (413,537)           (394,499)
  Change in future policy benefits                                         56,105              11,152              65,510
  Change in other policyholder liabilities, net                           151,934             269,047             139,082
  Amortization of deferred policy acquisition costs                       216,753             187,834             183,108
  Capitalization of policy acquisition costs                             (314,814)           (294,111)           (255,831)
  Change in premiums and fees receivable                                  (34,508)            (36,707)            (20,388)
  Deferred tax provision                                                   18,181             (45,163)             17,643
  Change in income tax recoverables / liabilities - current                (8,065)             (5,171)            (30,155)
  Net realized investment losses (gains)                                 (133,755)             36,654             (82,733)
  Change in reinsurance recoverables                                      (74,983)            (35,137)            (67,335)
  Other, net                                                               31,161              88,807            (114,425)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by (used for) operating activities           53,992             216,537             (48,580)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                             2,255,590           2,150,401           2,511,988
  Equity securities                                                       256,730             131,008             118,434
  Alternative investments                                                 102,290             101,227              85,957
  Derivative instruments                                                  267,911             210,822             210,393
  Other invested assets                                                     1,416               1,758              11,970
Proceeds from maturities and repayments of:
  Fixed maturity securities                                             1,153,092           1,129,686             923,081
  Mortgage loans                                                          183,476             183,406             157,892
Purchases and originations of:
  Fixed maturity securities                                            (3,820,423)         (3,913,558)         (4,139,462)
  Equity securities                                                      (238,877)           (171,521)           (197,096)
  Mortgage loans                                                         (363,852)           (405,975)           (287,442)
  Alternative investments                                                 (98,578)            (69,464)            (91,969)
  Derivative instruments                                                 (218,739)           (179,294)           (259,027)
  Other invested assets                                                    (4,966)             (2,456)            (10,062)
Finance receivable originations or purchases                             (210,452)           (195,711)           (174,796)
Finance receivable principal payments                                     178,857             159,839             145,441
Securities in transit                                                     (22,235)              2,562             177,286
Other, net                                                               (209,112)           (155,249)           (100,781)
                                                                   ---------------     ---------------     ---------------
            Net cash used for investing activities                       (787,872)         (1,022,519)           (918,193)
                                                                   ---------------     ---------------     ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                    3,575,510           3,143,717           2,974,152
Withdrawals from annuity and insurance contracts                       (2,835,280)         (2,384,980)         (2,203,911)
Change in amounts drawn in excess of cash balances                         (5,440)             18,077               9,987
Proceeds from issuance of short-term debt                                 200,000             200,000              84,000
Payment on short-term debt                                               (200,000)           (200,000)            (84,000)
Proceeds from issuance of long-term debt                                   75,000              50,000             150,000
Payment on long-term debt                                                       -                   -              (2,000)
Dividends paid to stockholder                                              (7,700)                  -                   -
Other, net                                                                 13,622               4,433                (812)
                                                                   ---------------     ---------------     ---------------
            Net cash provided by financing activities                     815,712             831,247             927,416
                                                                   ---------------     ---------------     ---------------

Net increase (decrease) in cash and cash equivalents                       81,832              25,265             (39,357)
Cash and cash equivalents, beginning of year                              294,688             269,423             308,780
                                                                   ---------------     ---------------     ---------------
Cash and cash equivalents, end of year                              $     376,520       $     294,688       $     269,423
                                                                   ===============     ===============     ===============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

  The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  Effective December 31, 2014, Balboa Life Insurance Company and Balboa Life Insurance Company of New York, both of which are subsidiaries, and Cherokee National Life Insurance Company, an affiliated entity, merged with and into Securian Life Insurance Company (Securian Life), also a subsidiary, with Securian Life as the surviving entity. The merger was accounted for as a transfer of net assets between entities under common control. Transfers of net assets or exchanges of equity between entities under common control are accounted for at historical value, and as if the transfer occurred when common control was established. In order to reflect the merger, the 2013 and 2012 balances and results of operations have been combined and restated, eliminating any additional inter-company transactions.

  The following tables presents the details of the impact of the merger on the financial statements:

                                                                                               DECEMBER 31, 2013
                                                                                       ----------------------------------
                                                                                        AS PREVIOUSLY      AS CURRENTLY
                                                                                           REPORTED          REPORTED
                                                                                       ---------------    ---------------
    Total assets                                                                        $  35,810,568      $  35,835,748
    Total liabilities                                                                      32,456,766         32,464,325
    Total stockholder's equity                                                              3,353,802          3,371,423

                                                          DECEMBER 31, 2013                     DECEMBER 31, 2012
                                                 ----------------------------------    ----------------------------------
                                                  AS PREVIOUSLY      AS CURRENTLY      AS PREVIOUSLY       AS CURRENTLY
                                                    REPORTED           REPORTED           REPORTED           REPORTED
                                                 --------------     ---------------    ---------------    ---------------
    Total revenues                                $  3,233,273       $   3,240,301      $   3,150,709      $   3,159,053
    Net income                                         171,216             171,767            238,092            238,171
    Total comprehensive income (loss)                  (52,142)            (52,362)           348,607            348,749


  The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
  Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:


                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Individual Financial Security                                   $      708,394     $      669,677     $      629,501
    Financial Institution Group                                            494,066            405,272            397,461
    Group Insurance                                                      1,789,855          1,599,431          1,478,486
    Retirement                                                             506,396            390,239            458,900
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    3,498,711          3,064,619          2,964,348
    Subsidiaries and corporate product line                                277,473            175,682            194,705
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,776,184     $    3,240,301     $    3,159,053
                                                                    ===============    ===============    ===============

  The Company serves more than 13 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

  The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

  The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

  Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

  Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

  Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss). During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the periods presented.

    COMMISSION INCOME

  Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

  Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

  The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

  Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

  The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

  Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

  Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

  Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

  Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

  Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2014 and 2013, the Company had $1,828 and $4,560, respectively, of real estate held for sale.

  For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

  For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

  Policy loans are carried at the unpaid principal balance.

  Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

  A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

  The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $28,805 and $21,530 at December 31, 2014 and 2013, respectively.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2014 and 2013 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2014 and 2013 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

  The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

  Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

    REALIZED AND UNREALIZED GAINS AND LOSSES

  Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

  An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

  For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

  For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

  The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

  For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

  The Company evaluates its alternative investments on a fund by fund basis for impairment using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate an impairment, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

  The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2014 or 2013.

  The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

  The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

  The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

    SEPARATE ACCOUNTS

  Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

  The Company periodically invests money in its separate accounts. At December 31, 2014 and 2013, the fair value of these investments included within equity securities on the consolidated balance sheets was $56,517 and $72,497, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

  The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 140 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

  Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

  The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $13, $11 and $9 for the years ended December 31, 2014, 2013 and 2012, respectively.

  The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

  It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

  The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

  Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

  TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

  The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

  For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

  For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2014 and 2013. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

  Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income
  (loss).

  DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
  (loss) on the consolidated statements of operations and comprehensive income
  (loss).

  The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

  The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                       2014               2013
                                                  ---------------    ---------------
    Balance at beginning of year                  $       25,212     $       13,962
    Capitalization                                         6,470             11,259
    Amortization and interest                             (4,424)            (1,189)
    Adjustment for unrealized gains (losses)                (937)             1,180
                                                  ---------------    ---------------
    Balance at end of year                        $       26,321     $       25,212
                                                  ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

  In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

  The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

  The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

  Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $59,798 and $53,491 as of December 31, 2014 and 2013, respectively, and amortized software expense of $20,197, $18,122 and $17,172 for the years ended December 31, 2014, 2013 and 2012, respectively.

    PROPERTY AND EQUIPMENT

  Property and equipment are carried at cost, net of accumulated depreciation of $140,112 and $144,360 at December 31, 2014 and 2013, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2014, 2013 and 2012, was $11,516, $10,097, and $9,826, respectively.

    REINSURANCE

  Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

  Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2014, the Company has assumed an average rate of investment yields ranging from 3.26% to 5.75%.

  Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

  Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

  Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

  Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2014 and 2013, the total participating business in force was $2,362,707 and $2,468,845, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% and 0.4% at December 31, 2014 and 2013, respectively.

    INCOME TAXES

  The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

  The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

  The following is a description of certain significant risks facing the
  Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

  Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

  Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

    Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

    Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

    Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

    The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners
    (NAIC).

    The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

    The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

  Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

  As of December 31, 2014, approximately 98.6% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

  The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

  As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

  Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

  Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

  Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

  Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

  Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

  Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

(4) NEW ACCOUNTING PRONOUNCEMENTS

  In November 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-17, Business Combinations (Topic 805): Pushdown Accounting a consensus of the FASB Emerging Issues Task Force, which provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. ASU 2014-17 was effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. The Company had no material impact to its consolidated results of operations or financial position as a result of the adoption of ASU 2014-17.

  In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic
  860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 is effective prospectively for the annual reporting period beginning January 1, 2015. The Company is currently evaluating the impact of this new guidance and does not expect the adoption of ASU 2014-11 to have a material effect to its consolidated results of operations or financial position.

  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. The new guidance is effective January 1, 2017 and early adoption is not permitted. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or
  (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

  In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income (loss) to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

  The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    230,252     $          -      $          -      $    230,252
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          548,638                 -           548,638
      Foreign government securities                                -           38,966                 -            38,966
      Corporate securities                                         -        6,366,958           913,393         7,280,351
      Asset-backed securities                                      -          343,360            38,724           382,084
      Commercial mortgage-backed securities (CMBS)                 -        1,088,933                 -         1,088,933
      Residential mortgage-backed securities (RMBS)                -        2,357,296               132         2,357,428
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            230,252       10,744,151           952,249        11,926,652
    Equity securities, available-for-sale                    393,716           41,066               170           434,952
    Fixed maturity securities on loan:
      U.S. government securities                               1,648                -                 -             1,648
      Corporate securities                                         -           43,406                 -            43,406
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan                1,648           43,406                 -            45,054
    Equity securities on loan                                  2,575                -                 -             2,575
    Derivative instruments:
      TBA derivative instruments                                   -           29,115                 -            29,115
      Other derivative instruments                                10          228,876                 -           228,886
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                              10          257,991                 -           258,001
                                                        -------------    --------------    -------------     -------------
             Total investments                               628,201       11,086,614           952,419        12,667,234
    Cash equivalents                                         291,356                -                 -           291,356
    Securities held as collateral                             23,805            5,593                 -            29,398
    Separate account assets                                3,279,626       16,208,458             1,122        19,489,206
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  4,222,988     $ 27,300,665      $    953,541      $ 32,477,194
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    149,594      $    149,594
    Future policy and contract benefits (1)                        -                -            41,909            41,909
    Derivative instruments (2)                                    27           39,547                 -            39,574
    Securities lending collateral                             23,805            6,662                 -            30,467
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $     23,832     $     46,209      $    191,503      $    261,544
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

  The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    352,415     $          -      $          -      $    352,415
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          359,396             1,468           360,864
      Foreign government securities                                -           48,422                 -            48,422
      Corporate securities                                         -        5,925,353           937,909         6,863,262
      Asset-backed securities                                      -          310,046           140,060           450,106
      CMBS                                                         -        1,136,127            14,520         1,150,647
      RMBS                                                         -        1,944,637               287         1,944,924
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            352,415        9,723,981         1,094,244        11,170,640
    Equity securities, available-for-sale                    403,213                -               196           403,409
    Fixed maturity securities on loan:
      U.S. government securities                              13,627                -                 -            13,627
      Corporate securities                                         -           24,026                 -            24,026
      Asset-backed securities                                      -                -             3,009             3,009
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan               13,627           24,026             3,009            40,662
    Equity securities on loan                                  1,656                -                 -             1,656
    Derivative instruments:
      TBA derivative instruments                                   -           28,703                 -            28,703
      Other derivative instruments                                 9          195,663                 -           195,672
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                               9          224,366                 -           224,375
                                                        -------------    --------------    -------------     -------------
             Total investments                               770,920        9,972,373         1,097,449        11,840,742
    Cash equivalents                                         220,714               50                 -           220,764
    Securities held as collateral                              3,728           17,885                 -            21,613
    Separate account assets                                2,860,719       15,179,921             4,265        18,044,905
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,856,081     $ 25,170,229      $  1,101,714      $ 30,128,024
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    125,087      $    125,087
    Future policy and contract benefits (1)                        -                -             (853)             (853)
    Derivative instruments (2)                                     9          101,197                 -           101,206
    Securities lending collateral                              3,728           27,020                 -            30,748
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      3,737     $    128,217      $    124,234      $    256,188
                                                        =============    ==============    =============     =============

   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value. The fair value of the minimum guaranteed withdrawal benefits embedded derivatives was a net asset and the amount was reported as a contra liability.

   (2) Included in other liabilities on the consolidated balance sheets.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

  When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

  Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

  For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

  The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

  Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

  The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

  Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    SEPARATE ACCOUNT ASSETS

  Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

  Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

  Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

  These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
   available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    1,468     $      -      $     (23)      $     -      $   (445)     $   (1,000)    $        -
    Corporate securities         937,909        1,034         17,164             -       (22,869)        (19,845)       913,393
    Asset-backed securities      140,060          874         (2,861)            -       (55,334)        (44,015)        38,724
    CMBS                          14,520            -              -             -       (14,520)              -              -
    RMBS                             287           76            (97)           33             -            (167)           132
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,094,244        1,984         14,183            33       (93,168)        (65,027)       952,249
 Equity securities,
    available-for-sale               196            -            (35)            -             -               9            170
 Fixed maturity
 securities,
   on loan:
    Asset-backed securities        3,009            -              -             -        (3,009)              -              -
 Separate account assets           4,265            -           (859)          150        (3,011)            577          1,122
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,101,714     $  1,984      $  13,289       $   183      $(99,188)     $  (64,441)    $  953,541
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES           SETTLEMENTS          NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $           -      $          -       $     (1,000)     $     (1,000)
     Corporate securities                                111,654           (34,928)           (96,571)          (19,845)
     Asset-backed securities                                   -            (4,151)           (39,864)          (44,015)
     RMBS                                                      -                 -               (167)             (167)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                               111,654           (39,079)          (137,602)          (65,027)
   Equity securities, available-for-sale                       9                 -                  -                 9
   Separate account assets                                 1,032              (424)               (31)              577
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     112,695      $    (39,503)      $   (137,633)     $    (64,441)
                                                  ===============    ==============     ==============    ==============

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------
                                                                           TRANSFERS    TRANSFERS     PURCHASES,
                               BALANCE AT       NET           OTHER          IN TO       OUT OF       SALES AND     BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     LEVEL 3      LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)       INCOME (LOSS)       (2)          (2)          NET (3)        YEAR
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
 Fixed maturity securities,
  available-for sale:
    Agencies not backed by
     the full faith and
     credit of the U.S.
     government               $    4,648     $      -      $     (130)     $      -     $      -      $   (3,050)    $    1,468
    Corporate securities       1,070,286            -         (54,273)            -      (26,503)        (51,601)       937,909
    Asset-backed securities      147,988        3,708         (10,900)        3,801            -          (4,537)       140,060
    CMBS                          17,809        1,902             957             -            -          (6,148)        14,520
    RMBS                           2,647          286            (238)            -            -          (2,408)           287
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
     Total fixed maturity
      securities,
      available-for-sale       1,243,378        5,896         (64,584)        3,801      (26,503)        (67,744)     1,094,244
 Equity securities,
  available-for-sale                 188            1               8             -            -              (1)           196
 Fixed maturity securities,
  on loan:
    Asset-backed securities        7,717           44            (216)            -            -          (4,536)         3,009
 Separate account assets             446            -           1,076           208            -           2,535          4,265
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
        Total financial
         assets               $1,251,729     $  5,941      $  (63,716)     $  4,009     $(26,503)     $  (69,746)    $1,101,714
                              ===========   ==========    =============   ==========    =========    ============   ===========


   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2013:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES          SETTLEMENTS           NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government                $        450       $         -       $     (3,500)      $    (3,050)
     Corporate securities                                31,095                 -            (82,696)          (51,601)
     Asset-backed securities                             37,646           (11,849)           (30,334)           (4,537)
     CMBS                                                     -            (3,242)            (2,906)           (6,148)
     RMBS                                                     -            (2,303)              (105)           (2,408)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
       available-for-sale                                69,191           (17,394)          (119,541)          (67,744)
   Equity securities, available-for-sale                      -                (1)                 -                (1)
   Fixed maturity securities, on loan:
     Asset-backed securities                              4,036              (855)            (7,717)           (4,536)
   Separate account assets                                2,954              (316)              (103)            2,535
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                   $     76,181       $   (18,566)       $  (127,361)      $   (69,746)
                                                  ===============    ==============     ==============    ==============

  Transfers of securities among the levels occur at the beginning of the reporting period.

  There were no transfers between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.

  There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2014 and 2013.

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $  125,087     $  24,507     $        -      $    -       $      -      $       -      $ 149,594
   Future policy and
   contract
      benefits                      (853)       42,816              -           -              -            (54)        41,909
                              -----------   ----------    -------------   ----------    ---------    ------------   -----------
       Total financial
        liabilities           $  124,234     $  67,323     $        -      $    -        $     -      $     (54)     $ 191,503
                              ===========   ==========    =============   ==========    =========    ============   ===========

   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

  The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

                                                 TOTAL REALIZED AND
                                                  UNREALIZED GAINS
                                               (LOSSES) INCLUDED IN:
                                            ---------------------------

                               BALANCE AT       NET           OTHER       TRANSFERS     TRANSFERS                  BALANCE AT
                               BEGINNING      INCOME      COMPREHENSIVE     IN TO        OUT OF                      END OF
                                OF YEAR         (1)       INCOME (LOSS)     LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
   Policy and contract
      account balances        $   58,942     $  66,145     $        -      $     -      $      -      $       -      $ 125,087
   Future policy and
      contract benefits           60,284       (60,981)             -            -             -           (156)          (853)
                              -----------   ----------    -------------   ----------    ----------   -----------   -----------
       Total financial
        liabilities           $  119,226     $   5,164     $        -      $     -      $      -      $    (156)     $ 124,234
                              ===========   ==========    =============   ==========    ==========   ===========   ===========


   (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

  The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2013 was $(7,185), of which $59,090 was included in net realized investment gains (losses) and $(66,275) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                              RANGE
        LEVEL 3 INSTRUMENT         FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

                                                                               Yield/spread to           52 bps - 226 bps
      Corporate securities        $  912,698       Discounted cash flow        U.S. Treasuries (1)          (133 bps)

                                                                               Yield/spread to           83 bps - 581 bps
      Asset-backed securities         37,413       Discounted cash flow        U.S. Treasuries (1)          (173 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/       Mortality rates (2)      Annuity 2000 table
        account balances          $  149,594      Option pricing techniques    Lapse rates (3)               0% to 16%
                                                                               Market volatility (6)         0% to 30%


                                                                                                            1983a and
      Future policy and                            Discounted cash flow/       Mortality rates (2)      annuity 2000 table
        contract benefits             41,909      Option pricing techniques    Lapse rates (3)               0% to  15%
                                                                               Utilization rates (4)         0% to 100%
                                                                               Withdrawal rates (5)          0% to   7%
                                                                               Market volatility (6)         0% to  20%
                                                                               Nonperformance
                                                                                 risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

  The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2013:

                                                                                                              RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE        VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------

   Fixed maturity securities,
     available-for-sale:

      Agencies not backed by
       the full faith and
       credit of the U.S.                                                     Yield/spread to
       government                  $   1,024       Discounted cash flow       U.S. Treasuries (1)            57 bps

                                                                              Yield/spread to           47 bps - 366 bps
      Corporate securities           935,202       Discounted cash flow       U.S. Treasuries (1)          (165 bps)

                                                                              Yield/spread to           47 bps - 792 bps
      Asset-backed securities         72,615       Discounted cash flow       U.S. Treasuries (1)          (204 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/      Mortality rates (2)       Annuity 2000 table
       account balances            $ 125,087      Option pricing techniques   Lapse rates (3)               0% to 16%
                                                                              Market volatility (6)         0% to 20%

                                                                                                             1983a and
      Future policy and                            Discounted cash flow/      Mortality rates (2)       annuity 2000 table
       contract benefits                (853)     Option pricing techniques   Lapse rates (3)               0% to  15%
                                                                              Utilization rates (4)         0% to 100%
                                                                              Withdrawal rates (5)          0% to   7%
                                                                              Market volatility (6)         0% to  20%
                                                                              Nonperformance
                                                                                risk spread (7)                0.2%


   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

  Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

  The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

  For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

  For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

  For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

  The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                                                                DECEMBER 31, 2014
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------

    Mortgage loans                                      $          -     $          -      $      5,300      $      5,300
    Other invested assets:
      Real estate held for sale                                    -                -             1,828             1,828
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      7,128      $      7,128
                                                        =============    ==============    =============     =============


                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,560      $      4,560
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,560      $      4,560
                                                        =============    ==============    =============     =============

  Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

  The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

  The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                         DECEMBER 31, 2014
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,930,683      $          -      $          -     $  2,022,665      $  2,022,665
       Policy loans                        380,603                 -                 -          450,398           450,398

    Liabilities:
       Deferred annuities             $  2,213,072      $          -      $          -     $  2,347,583      $  2,347,583
       Annuity certain contracts            74,866                 -                 -           79,223            79,223
       Other fund deposits               1,965,138                 -                 -        1,962,082         1,962,082
       Supplementary contracts
         without life contingencies         89,997                 -                 -           89,997            89,997
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      393,000                 -                 -          395,434           395,434
       Separate account liabilities     12,659,745         3,279,626         9,378,997            1,122        12,659,745


                                                                        DECEMBER 31, 2013
                                      ------------------------------------------------------------------------------------
                                         CARRYING                                      FAIR
                                           VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                           TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,760,316      $          -      $          -     $  1,768,515      $  1,768,515
       Policy loans                        356,696                 -                 -          410,567           410,567

    Liabilities:
       Deferred annuities             $  2,464,519      $          -      $          -     $  2,559,824      $  2,559,824
       Annuity certain contracts            78,251                 -                 -           82,937            82,937
       Other fund deposits               1,954,808                 -                 -        1,950,305         1,950,305
       Supplementary contracts
         without life contingencies         76,613                 -                 -           76,613            76,613
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      318,000                 -                 -          320,311           320,311
       Separate account liabilities     11,738,365         2,860,719         8,873,381            4,265        11,738,365

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

  Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

  The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2014 and 2013 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

  The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

  Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

  The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

  The carrying value of the Company's fixed maturity portfolio totaled $11,971,706 and $11,211,302 at December 31, 2014 and 2013, respectively. Fixed maturity securities represent 75.5% and 76.0% of total invested assets at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, publicly traded fixed maturity securities comprised 80.5% and 79.3%, respectively, of the total fixed maturity portfolio.

  The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

  The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

  The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,285,683 and $1,834,903 agency backed RMBS and $71,745 and $110,021 non-agency backed RMBS as of December 31, 2014 and 2013, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72. The fair value of the Company's subprime securities as of December 31, 2013 was $24,772 with unrealized losses totaling $372.

  The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

  The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $437,527 and $405,065 as of December 31, 2014 and 2013, respectively.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                 GROSS           GROSS
                                               AMORTIZED      UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES          AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   205,029     $    25,756      $        533     $         -      $    230,252
    Agencies not backed by the full faith
     and credit of the U.S. government           526,255           24,721            2,338               -           548,638
    Foreign government securities                 33,795            5,171                -               -            38,966
    Corporate securities                       6,849,148          454,572           25,776          (2,407)        7,280,351
    Asset-backed securities                      360,701           21,891            1,026            (518)          382,084
    CMBS                                       1,042,703           43,396            2,642          (5,476)        1,088,933
    RMBS                                       2,222,247          137,494              947           1,366         2,357,428
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 11,239,878          713,001           33,262          (7,035)       11,926,652
    Equity securities - unaffiliated             364,775           74,833            4,656               -           434,952
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,604,653     $    787,834     $     37,918     $    (7,035)     $ 12,361,604
                                             ============    =============    =============    ============    =============


   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED        UNREALIZED       OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES         AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   337,016     $    21,670      $      6,271     $         -     $     352,415
    Agencies not backed by the full faith
     and credit of the U.S. government           382,903            4,345           26,384               -           360,864
    Foreign government securities                 44,558            3,864                -               -            48,422
    Corporate securities                       6,559,136          393,095           92,906          (3,937)        6,863,262
    Asset-backed securities                      432,732           20,601            4,530          (1,303)          450,106
    CMBS                                       1,137,902           34,851           30,580          (8,474)        1,150,647
    RMBS                                       1,907,164           63,297           21,813           3,724         1,944,924
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,801,411          541,723          182,484          (9,990)       11,170,640
    Equity securities - unaffiliated             336,108           73,038            5,737               -           403,409
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,137,519     $    614,761      $    188,221    $    (9,990)    $  11,574,049
                                             ============    =============    =============    ============    =============

   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

  The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2014                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $     1,653     $         -      $          5     $         -     $      1,648
    Corporate securities                          43,792            1,606            1,992               -           43,406
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           45,445            1,606            1,997               -           45,054
    Equity securities - unaffiliated               2,190              467               82               -            2,575
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    47,635     $     2,073      $      2,079     $         -     $     47,629
                                             ============    =============    =============    ============    =============

                                                                 GROSS           GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2013                            COST            GAINS           LOSSES            AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $    13,829     $         -      $        202     $         -     $     13,627
    Corporate securities                          23,806            1,090              870               -           24,026
    Asset-backed securities                        3,024               -                15               -            3,009
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           40,659            1,090            1,087               -           40,662
    Equity securities - unaffiliated               1,403              253                -               -            1,656
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    42,062     $     1,343      $      1,087     $         -     $     42,318
                                             ============    =============    =============    ============    =============

  The amortized cost and fair value of fixed maturity securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                  AVAILABLE-FOR-SALE
                                                           AVAILABLE-FOR-SALE                     SECURITIES ON LOAN
                                                    ----------------------------------    -----------------------------------
                                                       AMORTIZED             FAIR            AMORTIZED              FAIR
                                                          COST              VALUE               COST               VALUE
                                                    ---------------    ---------------    ---------------     ---------------
    Due in one year or less                         $      362,519     $      370,091     $            -      $            -
    Due after one year through five years                2,004,726          2,181,112                  -                   -
    Due after five years through ten years               3,368,010          3,556,836             45,445              45,054
    Due after ten years                                  1,878,972          1,990,168                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
                                                         7,614,227          8,098,207             45,445              45,054
    Asset-backed and mortgage-backed
       securities                                        3,625,651          3,828,445                  -                   -
                                                    ---------------    ---------------    ---------------     ---------------
         Total                                      $   11,239,878     $   11,926,652     $       45,445      $       45,054
                                                    ===============    ===============    ===============     ===============

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                 DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                                LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                          AMORTIZED         LOSSES AND
                                                       FAIR VALUE           COST           OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $       17,036     $       17,131     $           95                   7
    Agencies not backed by the full faith and
       credit of the U.S. government                        14,406             14,488                 82                   4
    Corporate securities                                   539,310            556,186             16,876                 182
    Asset-backed securities                                 21,379             21,600                221                   6
    CMBS                                                    18,297             18,417                120                   4
    RMBS                                                     1,924              1,929                  5                   3
    Equity securities - unaffiliated                        56,943             60,325              3,382                  66

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       14,295     $       14,733     $          438                  13
    Agencies not backed by the full faith and
       credit of the U.S. government                        66,767             69,023              2,256                  10
    Corporate securities                                   248,496            257,396              8,900                  66
    Asset-backed securities                                 28,575             29,380                805                   5
    CMBS                                                   162,425            164,984              2,559                  18
    RMBS                                                    67,919             72,168              4,249                  39
    Equity securities - unaffiliated                        10,301             11,575              1,274                   9

  The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $      215,353     $      221,319     $        5,966                  38
    Agencies not backed by the full faith and
       credit of the U.S. government                       220,771            242,801             22,030                  45
    Corporate securities                                 1,320,608          1,397,899             77,291                 308
    Asset-backed securities                                100,801            105,021              4,220                  28
    CMBS                                                   441,094            467,416             26,322                  47
    RMBS                                                   760,756            782,389             21,633                 127
    Equity securities - unaffiliated                        65,183             70,860              5,677                  66


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $        2,931     $        3,236     $          305                   1
    Agencies not backed by the full faith and
       credit of the U.S. government                        13,006             17,360              4,354                   2
    Corporate securities                                    98,469            114,084             15,615                  22
    Asset-backed securities                                  2,794              3,107                310                   1
    CMBS                                                    38,646             43,302              4,656                  11
    RMBS                                                    43,150             50,587              7,437                  27
    Equity securities - unaffiliated                         2,097              2,157                 60                   4

  The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------

    U.S. government securities                      $        1,648     $        1,653     $            5                   1
    Corporate securities                                     6,213              6,552                339                   2
    Equity securities - unaffiliated                           912                994                 82                   1


                                                                               DECEMBER 31, 2014
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL        SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                    13,531             15,184              1,653                   1
    Equity securities - unaffiliated                             -                  -                  -                   -

                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              LESS THAN 12 MONTHS
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE      AMORTIZED COST      OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $       13,627     $       13,829     $          202                   3
    Corporate securities                                    10,684             11,554                870                   2
    Asset-backed securities                                  3,009              3,024                 15                   1


                                                                               DECEMBER 31, 2013
                                                    -------------------------------------------------------------------------
                                                                              12 MONTHS OR GREATER
                                                    -------------------------------------------------------------------------
                                                                                            UNREALIZED
                                                                                            LOSSES AND
                                                       FAIR VALUE       AMORTIZED COST     OTTI IN AOCL       SECURITY COUNT
                                                    ---------------    ---------------    ---------------     ---------------
    U.S. government securities                      $            -     $            -     $            -                   -
    Corporate securities                                         -                  -                  -                   -
    Asset-backed securities                                      -                  -                  -                   -


  For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2014, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

  The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2014.

  U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

  Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

  Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

  Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

  The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2014, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

  The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2014, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2014, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 53.8% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

  Equity securities with unrealized losses at December 31, 2014 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

  At December 31, 2014 and 2013, fixed maturity securities and cash equivalents with a carrying value of $28,442 and $27,734, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

  The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,935,983 and $1,760,316 at December 31, 2014 and 2013, respectively.

  All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

  During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $18,500 were sold during 2014.

  The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                         2014               2013
                                    ---------------    ---------------
    Industrial                      $      769,224     $      702,020
    Office buildings                       368,498            384,787
    Retail facilities                      396,530            368,865
    Apartment                              251,567            196,878
    Other                                  150,164            107,766
                                    ---------------    ---------------
         Total                      $    1,935,983     $    1,760,316
                                    ===============    ===============

  If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

  A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

  The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                          2014                2013               2012
                                                                    ---------------     ---------------    ---------------

    Balance at beginning of year                                    $        4,677      $        3,800     $        4,130
          Addition to (release of) allowance                                (2,407)                877               (330)
          Write-downs, net of recoveries                                        -                   -                  -
                                                                    ---------------     ---------------    ---------------
    Balance at end of year                                          $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

    End of year valuation allowance basis:
          Specific allowance                                        $        1,221      $        3,094     $        1,221
          General allowance                                                  1,049               1,583              2,579
                                                                    ---------------     ---------------    ---------------
    Total valuation allowance                                       $        2,270      $        4,677     $        3,800
                                                                    ===============     ===============    ===============

  As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. As of December 31, 2014, The Company had four loans with a total carrying value of $8,684, net of a $1,049 general valuation allowance. The two loans having a specific valuation allowance were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

  As of December 31, 2013, the Company had three loans with a total carrying value of $17,974, net of a $3,094 specific valuation allowance. As of December 31, 2013, The Company had seven loans with a total carrying value of $18,574, net of a $1,583 general valuation allowance. The three loans having a specific valuation allowance were held in the office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2013 was $1,188. In addition, two of the loans that had a specific valuation allowance were modified in a troubled debt restructuring and one was in the process of foreclosure. There were no troubled debt restructurings that subsequently defaulted during 2013.

  As of December 31, 2014, the Company had no delinquent mortgage loans.

  The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

  The following table provides a summary of performing and nonperforming mortgage loans as of December 31:


                                                2014               2013
                                          ---------------    ---------------
    Performing mortgage loans             $    1,935,983     $    1,753,116
    Nonperforming mortgage loans                       -              7,200
                                          ---------------    ---------------
         Total                            $    1,935,983     $    1,760,316
                                          ===============    ===============

  The one loan classified as a nonperforming mortgage loan at December 31, 2013 was held in the office buildings class.

  Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

  The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                           2014            2013           2012
                                                                     --------------- --------------- --------------
    Number of properties acquired                                                 1              -              2
    Carrying value of mortgage loans prior to real estate
       acquisition                                                   $        7,500    $         -     $    8,420
    Loss recognized upon acquisition in satisfaction of debt                      -              -              -


    ALTERNATIVE INVESTMENTS

  Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

  The Company's composition of alternative investments by type were as follows:

                                                            December 31, 2014                     December 31, 2013
                                                    ----------------------------------    ----------------------------------
                                                       Carrying           Percent            Carrying            Percent
                                                        value             of total            value              of total
                                                    ---------------    ---------------    ---------------     ---------------
    Alternative investments
        Private equity funds                        $      332,163              61.9%     $      289,908               58.5%
        Mezzanine debt funds                               203,413              37.9%            203,391               41.1%
        Hedge funds                                          1,345               0.2%              1,920                0.4%
                                                    ---------------    ---------------    ---------------     ---------------
             Total alternative investments          $      536,921             100.0%     $      495,219              100.0%
                                                    ===============    ===============    ===============     ===============

    NET INVESTMENT INCOME

  Net investment income for the years ended December 31 was as follows:


                                         2014               2013               2012
                                   ---------------    ---------------    ---------------

    Fixed maturity securities      $      527,106     $      514,933     $      514,936
    Equity securities                      14,411             12,418              9,493
    Mortgage loans                        100,289             93,430             88,753
    Policy loans                           24,614             24,121             24,513
    Cash equivalents                           27                 38                 11
    Alternative investments                20,648             16,036             11,548
    Derivative instruments                    (60)              (217)                23
    Other invested assets                   1,843              1,656              2,552
                                   ---------------    ---------------    ---------------
       Gross investment income            688,878            662,415            651,829
    Investment expenses                   (24,579)           (22,582)           (21,541)
                                   ---------------    ---------------    ---------------
       Total                       $      664,299     $      639,833     $      630,288
                                   ===============    ===============    ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

  Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                  2014               2013               2012
                                            ---------------    ---------------    ---------------
    Fixed maturity securities               $       22,943     $       (1,302)    $       37,116
    Equity securities                               38,770             19,860             10,741
    Mortgage loans                                  (2,753)              (762)               215
    Alternative investments                         43,718             16,843             26,249
    Derivative instruments                          14,086            (71,487)             9,015
    Other invested assets                              (95)              (407)              (723)
    Securities held as collateral                   17,086                601                120
                                            ---------------    ---------------    ---------------
         Total                              $      133,755     $     (36,654)     $       82,733
                                            ===============    ===============    ===============

  Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities, available-for-sale:
          Gross realized gains                                      $       39,432     $       32,258     $       44,459
          Gross realized losses                                            (13,637)           (33,065)            (7,056)
    Equity securities:
          Gross realized gains                                              44,030             22,890             14,682
          Gross realized losses                                             (5,254)            (2,893)            (3,228)
    Alternative investments:
          Gross realized gains                                              39,882             24,320             34,479
          Gross realized losses                                               (960)              (457)               (87)

  Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                          2014              2013               2012
                                                                     ---------------    --------------     --------------
    Fixed maturity securities
        Corporate securities                                         $        2,852     $         495      $           -
        RMBS                                                                      -                 -                287
    Mortgage loans                                                            6,183                 -                115
    Equity securities                                                             6               137                713
    Alternative investments                                                       -             7,020              8,143
    Other invested assets                                                         -               500                650
                                                                     ---------------    --------------     --------------
         Total other-than-temporary impairments                      $        9,041     $       8,152      $       9,908
                                                                     ===============    ==============     ==============

  The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       26,964     $       26,670     $       44,908
    Additions:
          Initial impairments - credit loss OTTI recognized on
             securities not previously impaired                              2,852                495                  -
          Additional impairments - credit loss OTTI recognized
             on securities previously impaired                                   -                  -                287
    Reductions:
      Due to sales (or maturities, pay downs, or prepayments)
             during the period of securities previously credit
             loss OTTI impaired                                            (12,380)              (201)           (18,525)
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       17,436     $       26,964     $       26,670
                                                                    ===============    ===============    ===============


(7) DERIVATIVE INSTRUMENTS

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

  Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                         ---------------------------------------    ---------------------------------------
                                                              FAIR VALUE                                 FAIR VALUE
                                                       -------------------------                  -------------------------
       PRELIMINARY
     UNDERLYING RISK                      NOTIONAL                   LIABILITIES     NOTIONAL                   LIABILITIES
        EXPOSURE        INSTRUMENT TYPE    AMOUNT         ASSETS         (1)          AMOUNT         ASSETS         (1)
    ------------------ ----------------- ----------    -----------   -----------    ----------    -----------   -----------
    Interest rate      Interest rate
                          swaps          $  496,500     $   26,675    $     669     $  456,500     $   10,999     $  41,162
                       Interest rate
                          swaptions         285,000          8,860            -        285,000          5,322             -
                       Interest rate
                          futures           407,000              8            8        406,950              7             7
                       Interest rate
                          caps              100,000            534            -        100,000          2,844             -
                       Interest rate
                          floors                  -              -            -        160,000            789             -
                       TBAs                  27,905         29,115            -         28,640         28,703             -
    Foreign currency   Foreign currency
                          swaps              17,000          5,295            -         17,000          3,136             -
    Equity market      Equity futures       344,351              2            2        220,417              2             2
                       Equity options     4,109,672        187,512       38,895      2,799,602        172,573        60,035
                                         ----------    -----------   -----------    ----------    -----------    ----------
        Total derivatives                $5,787,428     $  258,001    $  39,574     $4,474,109     $  224,375     $ 101,206
                                         ==========    ===========   ===========    ==========    ===========    ==========


   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

  The Company has steadily increased the volume of derivatives trading throughout 2014 and 2013. This is evident through the increase in notional amounts in 2014.

  The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

  Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

  Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

  Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

  Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

  Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

  Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

  Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

  Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

  The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

  The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                           DECEMBER 31, 2014
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             68,325       $               (86)      $                  -
    Interest rate swaptions                                  3,538                         -                          -
    Interest rate futures                                   14,945                         -                        (34)
    Interest rate caps                                      (1,897)                     (414)                         -
    Interest rate floors                                        85                       (81)                         -
    TBAs                                                       601                         -                          -
    Foreign currency swaps                                   2,170                       525                          -
    Foreign currency forwards                                  (96)                       (4)                         -
    Equity futures                                         (18,223)                        -                     14,252
    Equity options                                         (12,599)                        -                     74,840
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $             56,849       $               (60)      $             89,058
                                              ======================     ======================    =======================

                                                                           DECEMBER 31, 2013
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $           (50,040)       $               (87)      $                  -
    Interest rate swaptions                                (3,054)                         -                          -
    Interest rate futures                                 (18,085)                         -                        (29)
    Interest rate caps                                      1,807                          -                          -
    Interest rate floors                                     (270)                      (601)                         -
    TBAs                                                      (68)                         -                          -
    Foreign currency swaps                                  2,562                        489                          -
    Foreign currency forwards                                (205)                       (18)                         -
    Equity futures                                        (25,137)                         -                     15,915
    Equity options                                        (40,134)                         -                     87,204
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $          (132,624)       $              (217)      $            103,090
                                              ======================     ======================    =======================


  The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):


                                                                           DECEMBER 31, 2012
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)              NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $              8,576       $               (88)      $                  -
    Interest rate swaptions                                   (236)                        -                          -
    Interest rate futures                                    4,701                         -                        (56)
    Interest rate caps                                        (777)                        -                          -
    Interest rate floors                                     2,267                      (326)                         -
    TBAs                                                       686                         -                          -
    Foreign currency swaps                                   3,315                       435                          -
    Foreign currency forwards                                  (19)                        2                          -
    Equity futures                                         (19,305)                        -                     11,680
    Equity options                                         (11,092)                        -                     18,332
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $            (11,884)       $               23       $             29,956
                                              ======================     ======================    =======================

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $203,232 and $101,223 at December 31, 2014 and 2013, respectively, and the Company delivered collateral in the amount of $21,561 and $25,290 at December 31, 2014 and 2013, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

  The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

  The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2014               2013
                                                            ---------------    ---------------
    Embedded derivatives within annuity products:
      Minimum guaranteed withdrawal benefits                $     (36,107)     $        6,551
      Guaranteed payout floors                                     (5,802)            (5,698)
      Other                                                        (5,384)            (4,472)

    Embedded derivatives within life insurance products:
      Equity-linked index credits                           $    (144,210)     $    (120,615)

  The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                          2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Embedded derivatives within annuity products:
      Net realized investment gains (losses)                        $     (42,763)     $      61,137      $       20,899
      Policyholder benefits                                                  (912)              (365)                436

    Embedded derivatives within life insurance products:
      Policyholder benefits                                         $     (23,595)     $     (65,780)     $      (23,909)


  At December 31, 2014 and 2013, fixed maturity and equity securities with a carrying value of $21,561 and $25,290, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

  The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

  The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

  As of December 31, 2014 and 2013, the Company was the primary beneficiary for relationships with certain entities and development stage companies related to the Company's business that were considered VIEs and consolidated.

  The following table summarizes the impact of consolidation to the consolidated balance sheets as of December 31:


                                              2014               2013
                                         ---------------    ---------------
    Other invested assets                $        (302)     $        (300)
    Cash and cash equivalents                       349                394
    Other assets                                     64                 65
    Income tax recoverable - current                 69                  -
    Income tax liability - current                    -                  3
    Accrued commissions and expenses                108                 69
    Other liabilities                                 -                 87
    Noncontrolling interests                         76                  -

  The following table summarizes the impact of consolidation to the consolidated statements of operations and comprehensive income (loss) for the year ended December 31:

                                           2014               2013
                                      ---------------    ---------------
    Commission income                 $          784     $          114
    General operating expenses                   749                110
    Commission expense                            83                  -
    Current income tax expense                  (44)                  4


    NON-CONSOLIDATED VIES

  The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

  In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $536,921 and $495,219 and the maximum exposure was $833,195 and $801,943 at December 31, 2014 and 2013,
  respectively.

(9) NET FINANCE RECEIVABLES

  The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

  Finance receivables as of December 31 were as follows:


                                                 2014               2013
                                            ---------------    ---------------
    Direct installment loans                $      345,378     $      323,700
    Retail installment notes                        57,296             49,512
                                            ---------------    ---------------
            Gross finance receivables              402,674            373,212
    Accrued interest and charges                     6,731              6,264
    Unearned finance charges                      (114,273)          (103,176)
    Allowance for losses                           (15,789)           (14,781)
                                            ---------------    ---------------
            Finance receivables, net        $      279,343     $      261,519
                                            ===============    ===============

  Direct installment loans at December 31, 2014 and 2013 consisted of $234,078 and $222,715, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $12,321 and $10,108, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

  Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2014 were as follows:

    2015                                                                 $        1,798
    2016                                                                         24,427
    2017                                                                        109,004
    2018                                                                        141,534
    2019                                                                         18,153
    2020 and thereafter                                                             216
                                                                         ---------------
         Total finance receivables, net of unearned finance charges             295,132
    Allowance for losses                                                        (15,789)
                                                                         ---------------
            Finance receivables, net                                     $      279,343
                                                                         ===============

  During the years ended December 31, 2014, 2013 and 2012, principal cash collections of direct installment loans were $120,702, $110,650 and $100,486, respectively, and the percentages of these cash collections to average net balances were 53%, 52% and 51%, respectively. Retail installment notes principal cash collections were $52,958, $44,410 and $40,276, respectively, and the percentages of these cash collections to average net balances were 141%, 140% and 146% for the years ended December 31, 2014, 2013 and 2012, respectively.

  Direct installment loans and retail installment notes are reported on a contractual past-due aging. Past-due accounts (gross finance receivables) as of December 31, 2014 were as follows:

    Direct installment loans:
         30-60 days past due                             $       12,084
         61-90 days past due                                      7,214
         91 days or more past due                                18,930
                                                         ---------------
            Total direct installment loans                       38,228
    Retail installment notes:
         30-60 days past due                                        885
         61-90 days past due                                        444
         91 days or more past due                                 1,281
                                                         ---------------
            Total  retail installment notes                       2,610
                                                         ---------------
               Total gross finance receivables past due  $       40,838
                                                         ===============

    Percentage of gross finance receivables                       10.1%

  The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2014 and 2013.

  Changes in the allowance for losses for the years ended December 31 were as follows:

                                              2014               2013               2012
                                         ---------------    ---------------    ---------------
    Balance at beginning of year         $       14,781     $       13,396     $       12,406
    Provision for credit losses                  14,052             11,635              9,090
    Charge-offs                                (18,240)           (15,030)           (12,780)
    Recoveries                                    5,196              4,780              4,680
                                         ---------------    ---------------    ---------------
    Balance at end of year               $       15,789     $       14,781     $       13,396
                                         ===============    ===============    ===============

  The following table provides additional information about the allowance for losses as of December 31:

                                                                  2014               2013
                                                             ---------------    ---------------
    Non-impaired gross finance receivables:
       Gross receivables balance                             $      394,745     $      365,342
       General reserves                                              15,478             14,469

    Impaired gross finance receivables (including TDRs):
       Gross receivables balance                             $        7,929     $        7,870
       General reserves                                                 311                312

  All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2014 and 2013 was $1 and $9, respectively. Impaired loan balances at December 31, 2014 and 2013 are $0 and $4, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2014.

  The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2014 and 2013 was $26,230 and $26,201, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2014 and 2013.

  Loans classified as TDRs were $7,929 and $7,865 at December 31, 2014 and 2013, respectively. The number of loans classified as TDR accounts were 3,365 and 3,134 at December 31, 2014 and 2013, respectivley. For the years ended December 31, 2014 and 2013, the Company modified $10,005 and $9,457, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default, during 2014. For loans modified as TDRs during 2013, $4,821 subsequently experienced a payment default during 2013. The Company recognized interest income of $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2014 and 2013, respectively.

  The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former, and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

  The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2014 and 2013. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                           2014                2013
                                                                                      ---------------     ---------------
    Customer type:
         New borrower                                                                 $       50,347      $       49,833
         Former borrower                                                                      33,573              31,415
         Existing borrower                                                                   242,089             220,555
         Refinance borrower                                                                   19,369              21,897
         Retail borrower                                                                      57,296              49,512
                                                                                      ---------------     ---------------
            Total gross finance receivables                                           $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer creditworthiness:
         Non-bankrupt gross finance receivables:
            Direct installment loans                                                  $      344,192      $      322,333
            Retail installment notes                                                          57,178              49,401
                                                                                      ---------------     ---------------
               Total non-bankrupt gross finance receivables                                  401,370             371,734
         Bankrupt gross finance receivables:
            Direct installment loans                                                           1,186               1,367
            Retail installment notes                                                             118                 111
                                                                                      ---------------     ---------------
               Total bankrupt gross finance receivables                                        1,304               1,478
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============
    Customer payment performance:
         Direct installment loans:
            Contractually performing, current to 30 days past due                     $      307,150      $      286,129
            Contractually performing, 31 to 60 days past due                                  12,084              12,107
            Contractually nonperforming, 61 or more days past due                             26,144              25,464
                                                                                      ---------------     ---------------
               Total direct installment loans                                                345,378             323,700
         Retail installment notes:
            Contractually performing, current to 30 days past due                             54,686              46,849
            Contractually performing, 31 to 60 days past due                                     885                 945
            Contractually nonperforming, 61 or more days past due                              1,725               1,718
                                                                                      ---------------     ---------------
               Total retail installment notes                                                 57,296              49,512
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      402,674      $      373,212
                                                                                      ===============     ===============

(10) INCOME TAXES

  Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                                                                        2014                2013                2012
                                                                   ---------------     ----------------     --------------
    Computed income tax expense                                    $     165,865       $        80,528      $     119,810
    Difference between computed and actual tax expense:
         Dividends received deduction                                    (20,615)              (19,977)           (14,551)
         Tax credits                                                      (2,790)               (2,079)            (2,031)
         Change in valuation allowance                                         -                    (8)                 1
         Expense adjustments and other                                        66                  (150)               914
                                                                   ---------------     ----------------     --------------
             Total income tax expense                              $     142,526       $        58,314      $     104,143
                                                                   ===============     ================     ==============

  The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                       2014               2013
                                                                  ---------------    ---------------
    Deferred tax assets:
         Policyholder liabilities                                 $       88,613      $      65,830
         Pension, postretirement and other benefits                       21,629             15,867
         Tax deferred policy acquisition costs                           204,865            186,551
         Deferred gain on individual disability coinsurance                3,802              4,694
         Net realized capital losses                                      84,756            107,242
         Other                                                            17,822             16,939
                                                                  ---------------    ---------------
            Gross deferred tax assets                                    421,487            397,123

    Deferred tax liabilities:
         Deferred policy acquisition costs                               275,242            281,774
         Premiums                                                         20,464             18,909
         Real estate and property and equipment depreciation               5,474             11,068
         Basis difference on investments                                  83,364             52,313
         Net unrealized capital gains                                    268,124            191,661
         Ceding commissions and goodwill                                  12,590              3,052
         Other                                                            32,015             24,283
                                                                  ---------------    ---------------
            Gross deferred tax liabilities                               697,273            583,060
                                                                  ---------------    ---------------
                Net deferred tax liability                        $      275,786      $     185,937
                                                                  ===============    ===============

  As of December 31, 2014 and 2013, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

  The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2014, 2013, and 2012, was $0, $(8) and $1,
  respectively.

  At December 31, 2014, net operating loss carryforwards were $56 with the majority expiring beginning in 2028. The capital loss carryforward at December 31, 2014 was $473 which expires beginning in 2017. At December 31, 2014, alternative minimum tax credit carryforwards were $6 which do not expire.

  Income taxes paid for the years ended December 31, 2014, 2013 and 2012, were $132,411, $110,962 and $113,664, respectively.

  A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                         2014               2013
                                                                   ---------------    ---------------
    Balance at beginning of year                                   $        9,855     $       11,135
    Additions based on tax positions related to current year                1,323                892
    Reductions for tax positions of prior years                            (8,253)            (2,172)
                                                                   ---------------    ---------------
    Balance at end of year                                         $        2,925     $        9,855
                                                                   ===============    ===============

  Included in the balance of unrecognized tax benefits at December 31, 2014 are potential benefits of $2,925 that, if recognized, would affect the effective tax rate on income from operations.

  As of December 31, 2014, accrued interest and penalties of $41 are recorded as current income tax liabilities on the consolidated balance sheets and $1,279 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

  At December 31, 2014, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

  The consolidated federal income tax return for MMC and subsidiaries for 2012 is currently under examination by the IRS and the IRS has informed MMC that it does not intend to audit its consolidated tax return for the year 2013. For years 2008 and 2009, the IRS completed their audit, resolving the one remaining issue in accordance with the Industry Director Directive put out by the IRS in 2012, and issued their final report on a fully agreed basis. The Company has accrued the resulting refund. The Company may incur additional taxes owed or refunded for these years, however, as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact to its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

  The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

  The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. During 2013, the Company amended the agents plan eliminating certain future benefits.

  The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                           PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Change in benefit obligation:
    Benefit obligation at beginning of year         $      66,861     $      70,909      $       5,750     $       8,099
    Service cost                                            1,665             1,990                132               181
    Interest cost                                           3,317             2,921                249               308
    Amendment                                                   -                 -                  -            (1,747)
    Actuarial loss (gain)                                  11,096            (6,337)               681              (587)
    Benefits paid                                          (3,205)           (2,622)              (413)             (504)
                                                    --------------    --------------     --------------    --------------
    Benefit obligation at end of year               $      79,734     $      66,861      $       6,399     $       5,750
                                                    ==============    ==============     ==============    ==============

                                                            PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------    ---------------    --------------
    Change in plan assets:
    Fair value of plan assets at beginning
       of year                                      $      63,882     $      58,985     $           -      $           -
    Actual return on plan assets                            3,581             3,973                 -                  -
    Employer contribution                                   4,553             3,546               413                504
    Benefits paid                                          (3,205)           (2,622)             (413)              (504)
                                                    --------------    --------------    ---------------    --------------
    Fair value of plan assets at end of year        $      68,811     $      63,882     $           -      $           -
                                                    ==============    ==============    ===============    ==============

    Net amount recognized:
    Funded status                                   $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)

    Amounts recognized on the consolidated
       balance sheets:
    Prepaid benefit cost                            $           -     $       1,164     $           -      $           -
    Accrued benefit cost                                  (10,923)           (4,143)           (6,399)            (5,750)
                                                    --------------    --------------    ---------------    --------------
    Net amount recognized                           $     (10,923)    $      (2,979)    $      (6,399)     $      (5,750)
                                                    ==============    ==============    ===============    ==============

    Weighted average assumptions used to
      determine benefit obligations:
    Discount rate                                           3.77%             4.64%              3.74%             4.49%
    Rate of compensation increase                           4.00%             4.50%                  -                 -

    Weighted average assumptions used to
      determine net periodic benefit costs:
    Expected long-term return on plan assets                5.12%             5.22%                  -                 -
    Discount rate                                           4.64%             3.75%              4.49%             3.53%
    Rate of compensation increase                           4.50%             4.50%                  -                 -

    Components of net periodic benefit cost:
    Service cost                                    $       1,665     $       1,990     $          132     $         181
    Interest cost                                           3,317             2,921                249               308
    Expected return on plan assets                         (3,157)           (2,913)                 -                 -
    Prior service benefit amortization                        (80)              (80)              (492)             (676)
    Recognized net actuarial loss (gain)                      526             1,241               (644)              (66)
                                                    --------------    --------------    ---------------    --------------
    Net periodic benefit cost                       $       2,271     $       3,159     $         (755)    $        (253)
                                                    ==============    ==============    ===============    ==============

    Other changes in plan assets and benefit
      obligations recognized in other
        comprehensive income (loss):
    Net gain (loss)                                 $     (10,672)    $       7,397     $         (681)    $         586
    Amortization of net loss (gain)                           526             1,241               (644)              (66)
    Amortization of prior service benefit                     (80)              (80)              (492)             (676)
    Amendment                                                   -                 -                  -             1,747
                                                    --------------    --------------    ---------------    --------------
    Total recognized in other comprehensive
        income (loss)                               $     (10,226)    $       8,558     $       (1,817)    $       1,591
                                                    ==============    ==============    ===============    ==============

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                    --------------------------------     --------------------------------
                                                         2014              2013               2014              2013
                                                    --------------    --------------     --------------    --------------
    Amounts recognized in accumulated
      other comprehensive income (loss):
    Net actuarial gain (loss)                       $     (20,751)    $     (10,605)     $       1,615     $       2,940
    Prior service benefit                                     695               775              2,550             3,042
                                                    --------------    --------------     --------------    --------------
    Accumulated other comprehensive income
      (loss) at end of year                         $     (20,056)    $      (9,830)     $       4,165     $       5,982
                                                    ==============    ==============     ==============    ==============

    Accumulated benefit obligation                  $      75,094     $      63,097      $       6,399     $       5,750

    Plans with accumulated benefit obligation
      in excess of plan assets:
    Projected benefit obligation                    $      49,067     $      43,427
    Accumulated benefit obligation                         49,067            43,427
    Fair value of plan assets                              40,847            39,285

  Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

  The Company updated its mortality assumption as of December 31, 2014 with respect to it pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 issuance of a report on mortality tables and expected future improvement in mortality rates. This assumption change is a component of the 2014 net actuarial gain
  (loss) and resulted in an increase in benefit obligations.

  The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
  (loss) into net periodic benefit cost in 2015 are $80 and $1,389, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2015 are $951 and $97, respectively. In 2015, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

  Estimated future benefit payments for pension and other postretirement plans:


                          PENSION                              MEDICARE
                          BENEFITS        OTHER BENEFITS        SUBSIDY
                      ---------------    ---------------    --------------

    2015              $        3,234     $          384     $           -
    2016                       3,301                402                 -
    2017                       3,426                373                 -
    2018                       3,558                355                 -
    2019                       3,621                330                 -
    2020 - 2024               19,456              1,762                 -

  For measurement purposes, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.0% for 2019 and remain at that level thereafter. For 2013, the assumed health care cost trend rates start at 8.0% in 2013 and decrease gradually to 5.0% for 2019 and remain at that level thereafter.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 2014 and 2013. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2014 by $292 and the service cost and interest cost components of net periodic benefit costs for 2014 by $13. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2014 by $209 and the service cost and interest cost components of net periodic postretirement benefit costs for 2014 by $10.

  To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

  Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

  Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

  The target asset allocation as of December 31, 2014, for each of the broad investment categories, weighted for all plans combined is as follows:

    Equity securities                           14% to   26%
    Fixed maturity securities                   14% to   26%
    Insurance company general account           59% to   61%
    Other                                        0% to    2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                2014               2013
                                           ---------------    ---------------
    Equity securities                                20%                18%
    Fixed maturity securities                        20%                20%
    Insurance company general account                60%                62%

  Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

  The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

  At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

  The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

  The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2014 and 2013. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

  The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

  The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

  Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

  The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:


    DECEMBER 31, 2014                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      27,964     $           -      $      27,964
    Insurance company general account                          -                  -            40,847             40,847
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      27,964     $      40,847      $      68,811
                                                   ===============    ==============    ===============    ==============

    DECEMBER 31, 2013                                  LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      24,597     $           -      $      24,597
    Insurance company general account                          -                  -            39,285             39,285
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      24,597     $      39,285      $      63,882
                                                   ===============    ==============    ===============    ==============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

  Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

  Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3.

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                          PURCHASES,
                                                BALANCE AT      TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                BEGINNING        (DEPRECIATION) IN       SETTLEMENTS,       END OF
                                                 OF YEAR             FAIR VALUE               NET            YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    39,285     $             1,562      $          -      $   40,847

  The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:


                                                                                          PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION        SALES AND       BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN        SETTLEMENTS,      END OF
                                                 OF YEAR            FAIR VALUE               NET             YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    37,875     $             1,410      $          -      $   39,285

  Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2014 and 2013. There were no transfers in to or out of level 3 for the years ending December 31, 2014 and 2013.

  The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     PROFIT SHARING PLANS

  The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2014, 2013, and 2012 of $1,555, $1,392, and $1,440, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

  Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                         2014                2013               2012
                                                                    ---------------     ---------------    ---------------
    Balance at January 1                                            $      566,748      $      588,067     $      582,986
          Less:  reinsurance recoverable                                   489,863             521,028            518,536
                                                                    ---------------     ---------------    ---------------
    Net balance at January 1                                                76,885              67,039             64,450
                                                                    ---------------     ---------------    ---------------
    Incurred related to:
          Current year                                                     115,886             103,670             81,582
          Prior years                                                       (2,701)                453              7,243
                                                                    ---------------     ---------------    ---------------

    Total incurred                                                         113,185             104,123             88,825
                                                                    ---------------     ---------------    ---------------
    Paid related to:
          Current year                                                      73,750              63,762             61,058
          Prior years                                                       40,447              30,515             31,884
                                                                    ---------------     ---------------    ---------------
    Total paid                                                             114,197              94,277             92,942
    Purchase of subsidiaries (1)                                                 -                   -              6,706
                                                                    ---------------     ---------------    ---------------
    Net balance at December 31                                              75,873              76,885             67,039
          Plus:  reinsurance recoverable                                   475,074             489,863            521,028
                                                                    ---------------     ---------------    ---------------
    Balance at December 31                                          $      550,947      $      566,748     $      588,067
                                                                    ===============     ===============    ===============

     (1) See note 17.

  In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

  As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(2,701), $453, and $7,243 in 2014, 2013, and 2012,
  respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

  Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                         2014               2013               2012
                                                                    ---------------    ---------------    ---------------
    Direct premiums                                                 $    2,623,272     $    2,317,613     $    2,092,066
    Reinsurance assumed                                                     35,056             31,925             25,733
    Reinsurance ceded                                                    (619,019)          (557,332)          (446,495)
                                                                    ---------------    ---------------    ---------------
         Net premiums                                               $    2,039,309     $    1,792,206     $    1,671,304
                                                                    ===============    ===============    ===============

  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $560,918, $512,532 and $402,053 during 2014, 2013, and 2012, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

  The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

  The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

  The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income
  (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2014, 2013 or 2012.

  The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  At December 31, the Company had the following variable annuity contracts with guarantees:

                                                               2014                  2013
                                                         ------------------    ------------------
  Return of net deposits:
   In the event of death
    Account value                                        $       3,907,904     $       3,512,025
    Net amount at risk                                   $           4,632     $           4,711
    Average attained age of contractholders                           61.4                  60.7
   As withdrawals are taken
    Account value                                        $         294,706     $         269,630
    Net amount at risk                                   $             613     $             131
    Average attained age of contractholders                           68.7                  68.7

  Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $         226,257     $         201,998
    Net amount at risk                                   $          17,479     $          15,460
    Average attained age of contractholders                           67.7                  66.7
   At annuitization
      Account value                                      $         566,637     $         606,217
    Net amount at risk                                   $               -     $               -
    Weighted average period remaining until expected
      annuitization (in years)                                         4.4                   5.0
   As withdrawals are taken
    Account value                                        $       2,314,181     $       1,878,052
    Net amount at risk                                   $          26,978     $           7,995
    Average attained age of contractholders                           63.2                  62.8

  Highest specified anniversary account value:
   In the event of death
    Account value                                        $         774,010     $         769,018
    Net amount at risk                                   $           6,714     $           5,084
    Average attained age of contractholders                           62.1                  61.2

  Guaranteed payout annuity floor:
    Account value                                        $          52,994     $          52,817
    Net amount at risk                                   $               2     $               6
    Average attained age of contractholders                           73.5                  72.9

  Account value (general and separate accounts)          $       5,402,575     $       4,730,037
  Net amount at risk                                     $      49,383,440     $      47,279,305
  Average attained age of policyholders                               49.0                  49.0

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                    MINIMUM GUARANTEED
                                     DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,723      $           5,698     $          (6,551)     $          62,168
    Incurred guarantee benefits                 2,648                    158                42,658                 23,496
    Paid guaranteed benefits                     (663)                   (54)                    -                (12,130)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           4,708      $           5,802     $          36,107      $          73,534
                                    ===================    ===================   ===================    ===================

  Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2013 were as follows:

                                     MINIMUM GUARANTEED
                                      DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED    UNIVERSAL LIFE AND
                                          BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,370      $          12,381     $          47,903      $          49,120
    Incurred guarantee benefits                   749                 (6,527)              (54,454)                24,310
    Paid guaranteed benefits                     (396)                  (156)                    -                (11,262)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,723      $           5,698     $          (6,551)     $          62,168
                                    ===================    ===================   ===================    ===================

  The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

  The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2014 and 2013 (except where noted otherwise):

    - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 17.32% and 15.28% for 2014 and 2013, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

  The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2014 and 2013 (except where noted otherwise):

    -   Separate account investment performance assumption was 8.00%.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades up to 7.00% over five years.
    -   Separate account discount rate was 7.73%.


  Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               -----------------------------------    ------------------------------------
                                                     2014               2013                2014                2013
                                               ----------------   ----------------    ----------------    ----------------
  Equity                                       $     2,352,820    $     2,355,948     $     1,625,599     $     1,669,163
  Bond                                                 922,410            867,350             225,118             211,647
  Balanced                                           1,430,136          1,074,541             344,188             347,928
  Money market                                          48,836             51,619              25,966              27,093
  Mortgage                                              59,856             57,621              75,538              36,281
  Real estate                                           94,113             75,962              90,112              47,529
                                               ----------------   ----------------    ----------------    ----------------
       Total                                   $     4,908,171    $     4,483,041     $     2,386,521     $     2,339,641
                                               ================   ================    ================    ================


(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

  The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2014 and 2013, the liability associated with unremitted premiums and claims payable was $28,805 and $21,530, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2014 and 2013, the Company had restricted the use of $28,805 and $21,530, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

  Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

  The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                      2014                2013               2014                2013
                                               ----------------    ----------------   ----------------    ----------------
   Reverse repurchase agreement                $        50,000     $        50,000    $        53,105     $        52,733


  Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income
  (loss).

    LONG-TERM DEBT

  The following table provides a summary of long-term debt as of December 31:


                                                      LIABILITY
                                         ------------------------------------
                                               2014                2013
                                         ----------------    ----------------
   Surplus notes                         $       118,000     $       118,000
   Federal Home Loan Bank borrowings             275,000             200,000
                                         ----------------    ----------------
      Total long-term debt               $       393,000     $       318,000
                                         ================    ================

  In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2014 and 2013, the balance of the surplus notes was $118,000. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income (loss).

  All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2014 and 2013, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2014, 2013 and 2012 was $9,735, $9,735 and $9,782, respectively.

  The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2014 and 2013, accumulated amortization was $974 and $870, respectively.

  The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2014 have a maturity of seven years with principal due at that time. The Company pledged $550,090 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2014. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $203,770 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $21,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

  At December 31, 2014, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2015, $0; 2016, $0; 2017, $0; 2018, $0; 2019, $150,000; thereafter, $243,000.

  Total interest paid by the Company for the years ended December 31, 2014, 2013 and 2012 was $10,303, $10,115 and $9,874, respectively.

(17) BUSINESS COMBINATIONS

  On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

  During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

  During 2012, the Company acquired an insurance company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675, at acquisition, represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $1,090 and $2,157 for the years ended December 31, 2014 and 2013, respectively. No goodwill was recorded as part of the allocation of purchase price.

  The amount of acquisition-related additional cash consideration the Company may have to pay in 2015 and future years if certain thresholds are attained is $8,850 of which $6,776 was accrued at December 31, 2014.

(18) GOODWILL AND INTANGIBLE ASSETS

  The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                              2014                2013
                                        ----------------    ----------------
    Balance at beginning of year        $        45,156     $        40,675
    Additions                                    63,946               4,481
                                        ----------------    ----------------
    Balance at end of year              $       109,102     $        45,156
                                        ================    ================

  Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2014, 2013, and 2012.

  The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:


                                                   DECEMBER 31, 2014                          DECEMBER 31, 2013
                                        ----------------------------------------    ---------------------------------------
                                          GROSS                          NET           GROSS                        NET
                                         CARRYING      ACCUMULATED     CARRYING      CARRYING     ACCUMULATED     CARRYING
                                          AMOUNT       AMORTIZATION     AMOUNT        AMOUNT     AMORTIZATION      AMOUNT
                                        ----------    -------------   ----------    ---------    -------------    ---------
   Customer relationships               $  60,269     $   (21,974)    $ 38,295      $ 26,838     $   (19,266)     $  7,572
   Other                                    9,226          (4,790)       4,436         5,126          (4,082)        1,044
                                        ----------    -------------   ----------    ---------    -------------    ---------
      Total finite-lived intangible
       assets                           $  69,495     $   (26,764)    $ 42,731      $ 31,964     $   (23,348)     $  8,616
                                        ==========    =============   ==========    =========    =============    =========

  Finite-lived intangible assets acquired during the years ended December 31, 2014 and 2013 were $37,531 and $5,653 with a weighted average amortization period of 10 years and 6 years, respectively.

  The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2014, 2013, or 2012.

  Intangible asset amortization expense for 2014, 2013, and 2012 in the amount of $3,416, $2,187, and $1,941, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income
  (loss). Projected amortization expense for the next five years is as follows:
  2015, $7,030; 2016, $6,071; 2017, $4,438; 2018, $4,022; 2019, $3,786.

(19) RELATED PARTY TRANSACTIONS

  The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $21,013, $19,590 and $18,157 during 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, the amount due to Advantus under these agreements was $8,217 and $7,708, respectively.

  The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $998, $1,046 and $975 for the years ended December 31, 2014, 2013 and 2012, respectively.

  Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2014, 2013 and 2012, the amounts transferred were $13,929, $11,556, and $10,272, respectively.

  The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2014 and 2013, the amount payable to the Company was $16,583 and $18,624, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2014, 2013, and 2012 were $68,244, $65,332 and $63,186, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2014, 2013 and 2012 was $25,091, $24,264 and $28,229,
  respectively. The amount payable to SFG at December 31, 2014 and 2013 was $536 and $2,908, respectively. As of December 31, 2014 and 2013, the Company also had a receivable from SFG, in the amount of $27,978 and $1,262, respectively, related to the advance of future years' defined benefit plan expenses.

  In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2014, 2013 and 2012, respectively, for this policy. No claims were paid during 2014, 2013 and 2012. As of December 31, 2014 and 2013, reserves held under this policy were $36,313 and $31,885, respectively.

  The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $38,231, $29,958 and $23,523 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, commission revenue due to the Company from its affiliates was $3,741 and $2,263, respectively.

  Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,756, $9,816 and $7,623 in commission expenses related to the sales of these products for the years ended December 31, 2014, 2013 and 2012, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

  Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                      DECEMBER 31, 2014
                                                                      ---------------------------------------------------
                                                                          BEFORE           TAX BENEFIT         NET OF
                                                                            TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     369,382      $    (129,286)    $     240,096
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (61,090)            21,381           (39,709)
       Unrealized gains (losses) on securities - OTTI                        (2,955)             1,034            (1,921)
       Adjustment to deferred policy acquisition costs                     (198,649)            69,527          (129,122)
       Adjustment to reserves                                               (19,585)             6,854           (12,731)
       Adjustment to unearned policy and contract fees                      114,854            (40,199)           74,655
       Adjustment to pension and other postretirement plans                 (11,353)             3,974            (7,379)
       Less: Reclassification adjustment for expenses
          included in net income                                               (690)               243              (447)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     189,914      $     (66,472)    $     123,442
                                                                      ==============     ==============    ==============


                                                                                      DECEMBER 31, 2013
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $    (572,782)     $     202,680     $    (370,102)
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (33,801)            11,831           (21,970)
       Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923            (5,429)
       Adjustment to deferred policy acquisition costs                      246,061            (86,122)          159,939
       Adjustment to reserves                                               110,274            (38,596)           71,678
       Adjustment to unearned policy and contract fees                      (99,756)            34,915           (64,841)
       Adjustment to pension and other postretirement plans                   9,730             (3,406)            6,324
       Less: Reclassification adjustment for expenses
          included in net income                                                419               (147)              272
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $    (348,207)     $     124,078     $    (224,129)
                                                                      ==============     ==============    ==============

  The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                      DECEMBER 31, 2012
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     351,968      $    (124,341)    $     227,627
       Less: Reclassification adjustment for gains (losses)
          included in net income                                            (72,038)            25,213           (46,825)
       Unrealized gains (losses) on securities - OTTI                        17,222             (6,028)           11,194
       Adjustment to deferred policy acquisition costs                      (89,533)            31,337           (58,196)
       Adjustment to reserves                                               (44,051)            15,418           (28,633)
       Adjustment to unearned policy and contract fees                        9,761             (3,416)            6,345
       Adjustment to pension and other postretirement plans                  (1,438)               504              (934)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     171,891      $     (61,313)    $     110,578
                                                                      ==============     ==============    ==============


  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity
        securities                                                         (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ----------------
        Unrealized investment gains (losses), before
         income tax                                                        61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ----------------
          Unrealized investment gains (losses), net of
           income tax                                             $        39,709
                                                                  ================

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ----------------
        Amortization of pension and other postretirement plan
         items, before income tax                                            (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ----------------
          Amortization of pension and other postretirement
           plan items, net of income tax                          $          (447)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2013 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
      Unrealized gains (losses)                                   $        41,953     Other net realized investment gains
      Unrealized OTTI losses - OTTI on fixed maturity
       securities                                                            (495)    OTTI on fixed maturity securities
      Unrealized OTTI losses - OTTI on other securities                    (7,657)    Other net realized investment gains
                                                                  ----------------
       Unrealized investment gains (losses), before
        income tax                                                         33,801
      Deferred income tax benefit (expense)                               (11,831)
                                                                  ----------------
         Unrealized investment gains (losses), net of
          income tax                                              $        21,970
                                                                  ================

    Pension and other postretirement plans (1):
      Amortization of prior service benefit                       $           756     General operating expenses
      Amortization of net actuarial losses                                 (1,175)    General operating expenses
                                                                  ----------------
       Amortization of pension and other postretirement plan
        items, before income tax                                             (419)
      Deferred income tax benefit (expense)                                   147
                                                                  ----------------
         Amortization of pension and other postretirement
          plan items, net of income tax                           $          (272)
                                                                  ================

   (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

  The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                     2014              2013
                                                                ---------------    --------------
    Gross unrealized gains                                      $     799,275      $     736,213
    Gross unrealized losses                                           (39,997)          (197,671)
    Gross unrealized losses - OTTI                                      7,035              9,990
    Adjustment to deferred policy acquisition costs                  (249,802)           (51,153)
    Adjustment to reserves                                           (100,290)           (80,705)
    Adjustment to unearned policy and contract fees                   107,806             (7,048)
    Adjustment to pension and other postretirement plans              (15,891)            (3,848)
                                                                ---------------    --------------
                                                                      508,136            405,778
    Deferred federal income tax expenses                             (172,326)          (136,262)
                                                                ---------------    --------------
          Net accumulated other comprehensive income (loss)     $     335,810      $     269,516
                                                                ===============    ==============

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

  The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the years ended December 31, 2013 and 2012 there were no dividends declared or paid to SFG.

  Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2014 statutory results, the maximum amount available for the payment of dividends during 2015 by Minnesota Life Insurance Company without prior regulatory approval is $260,042.

  For the years ended December 31, 2014, 2013 and 2012 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

  The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

  The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2014 and 2013, these securities were reported at fair value of $29,115 and $28,703, respectively.

  The Company has long-term commitments to fund alternative investments and real estate investments totaling $296,274 as of December 31, 2014. The Company estimates that $119,000 of these commitments will be invested in 2015, with the remaining $177,274 invested over the next four years.

  As of December 31, 2014, the Company had committed to originate mortgage loans totaling $174,990 but had not completed the originations.

  As of December 31, 2014, the Company had committed to purchase corporate fixed maturity securities totaling $3,000 but had not completed the purchase transactions.

  The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2015, $11,267; 2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267. The
  Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2015, $679; 2016, $491; 2017, $359; 2018,
  $331; 2019, $325. Lease expense, net of sub-lease income, for the years ended December 31, 2014, 2013 and 2012 was $8,755, $8,672, and $8,731, respectively.
  The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $169 for the years ended December 31, 2014, 2013 and 2012, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2015, $121; 2016, $118; 2017, $98; 2018, $0; 2019, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2015, $4,294; 2016, $4,155; 2017, $3,288; 2018, $1,609; 2019, $1,158.

  At December 31, 2014, the Company had guaranteed the payment of $45,900 of policyholder dividends and discretionary amounts payable in 2015. The Company has pledged fixed maturity securities, valued at $56,514 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

  The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2014 and 2013, the assets held in trust were $569,688 and $561,177, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

  Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

  In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

  In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

  The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2014 and 2013 was approximately $3,393 and $4,735, respectively.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2014 and 2013, this liability was $1,595 and $1,580, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,906 and $2,864 as of December 31, 2014 and 2013, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

  The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

  The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2014, 2013 and 2012.

  The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $212,936, $123,126 and $137,877 in 2014, 2013 and 2012, respectively.
  Statutory surplus of these operations was $2,600,420 and $2,329,680 as of December 31, 2014 and 2013, respectively.

(24) SUBSEQUENT EVENTS

  The Company evaluated subsequent events through March 3, 2015, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2014
                                 (IN THOUSANDS)

                                                                                                              AS SHOWN
                                                                                                               ON THE
                                                                                                            CONSOLIDATED
TYPE OF INVESTMENT                                                  COST (2)               VALUE           BALANCE SHEET (1)
                                                               ------------------   ------------------    ------------------
Fixed maturity securities
     U.S. government                                            $        205,029     $        230,252      $        230,252
     Agencies not backed by the full faith and
       credit of the U.S. government                                     526,255              548,638               548,638
     Foreign governments                                                  33,795               38,966                38,966
     Public utilities                                                    748,267              821,854               821,854
     Asset-backed securities                                             360,701              382,084               382,084
     Mortgage-backed securities                                        3,264,950            3,446,361             3,446,361
     All other corporate fixed maturity securities                     6,100,881            6,458,497             6,458,497
                                                               ------------------   ------------------    ------------------
        Total fixed maturity securities                               11,239,878           11,926,652            11,926,652
                                                               ------------------   ------------------    ------------------

Equity securities:
     Common stocks:
        Public utilities                                                  29,330               30,438                30,438
        Banks, trusts and insurance companies                            160,464              192,453               192,453
        Industrial, miscellaneous and all other                          121,888              159,126               159,126
     Nonredeemable preferred stocks                                       53,093               52,935                52,935
                                                               ------------------   ------------------    ------------------
        Total equity securities                                          364,775              434,952               434,952
                                                               ------------------   ------------------    ------------------

Mortgage loans on real estate                                          1,935,983               xxxxxx             1,935,983
Real estate                                                                1,828               xxxxxx                 1,828
Policy loans                                                             380,603               xxxxxx               380,603
Other investments                                                        339,353               xxxxxx               339,353
Alternative investments                                                  536,921               xxxxxx               536,921
Derivative investments                                                   258,001               xxxxxx               258,001
Fixed maturity securities on loan                                         45,445               xxxxxx                45,054
Equity securities on loan                                                  2,190               xxxxxx                 2,575
                                                               ------------------                         ------------------
        Total                                                          3,500,324               xxxxxx             3,500,318
                                                               ------------------                         ------------------

Total investments                                               $     15,104,977               xxxxxx      $     15,861,922
                                                               ==================                         ==================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                                     AS OF DECEMBER 31,
                            -----------------------------------------------------------------------
                               DEFERRED         FUTURE POLICY                        OTHER POLICY
                                POLICY            BENEFITS,                           CLAIMS AND
                              ACQUISITION       LOSSES, CLAIMS       UNEARNED          BENEFITS
                                 COSTS          AND SETTLEMENT     PREMIUMS (2)        PAYABLE
         SEGMENT                                 EXPENSES (1)
--------------------------  ----------------   -----------------  ---------------   ---------------
2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                            ----------------   -----------------  ---------------   ---------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                            ================   =================  ===============   ===============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                            ----------------   -----------------  ---------------   ---------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                            ================   =================  ===============   ===============

2012:
   Life insurance            $      536,606     $     4,575,182    $     172,069     $     373,466
   Accident and
      health insurance               19,126             701,781           42,963            49,354
   Annuity                          132,608           5,430,037               50               129
                            ----------------   -----------------  ---------------   ---------------
                             $      688,340     $    10,707,000    $     215,082     $     422,949
                            ================   =================  ===============   ===============


                                                             FOR THE YEARS ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------------------------------
                                                                BENEFITS,       AMORTIZATION
                                                  NET         CLAIMS, LOSSES    OF DEFERRED          OTHER
                               PREMIUM        INVESTMENT      AND SETTLEMENT       POLICY          OPERATING         PREMIUMS
                             REVENUE (3)        INCOME         EXPENSES (5)     ACQUISITION        EXPENSES        WRITTEN (4)
         SEGMENT                                                                   COSTS
------------------------  --------------- ----------------  ---------------  ---------------  ----------------  ---------------
2014:
   Life insurance          $   2,112,889   $      425,261    $   1,915,329    $     146,242    $      753,805
   Accident and
      health insurance           327,307            9,284          112,251           10,414           181,813
   Annuity                       251,892          229,754          254,727           60,097           182,419
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,692,088   $      664,299    $   2,282,307    $     216,753    $    1,118,037    $           -
                          =============== ================  ===============  ===============  ================  ===============

2013:
   Life insurance          $   1,946,559   $      385,487    $   1,785,065    $     145,658    $      680,955
   Accident and
      health insurance           256,918            9,513           95,533           10,324           137,410
   Annuity                       192,109          244,833          238,852           31,852           178,682
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,395,586   $      639,833    $   2,119,450    $     187,834    $      997,047    $           -
                          =============== ================  ===============  ===============  ================  ===============

2012:
   Life insurance          $   1,842,337   $      364,491    $   1,651,792    $     140,816    $      625,277
   Accident and
      health insurance           217,725           10,273           87,652           11,102           120,410
   Annuity                       165,249          255,524          251,870           31,190           152,461
                          --------------- ----------------  ---------------  ---------------  ----------------  ---------------
                           $   2,225,311   $      630,288    $   1,991,314    $     183,108    $      898,148    $           -
                          =============== ================  ===============  ===============  ================  ===============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends


See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                 (IN THOUSANDS)

                                                                                                                      PERCENTAGE
                                                                   CEDED TO        ASSUMED FROM                       OF AMOUNT
                                                 GROSS              OTHER             OTHER              NET           ASSUMED
                                                 AMOUNT           COMPANIES         COMPANIES           AMOUNT          TO NET
                                           ------------------- ----------------- ----------------- ----------------- --------------
2014:   Life insurance in force             $   1,073,096,250   $   326,467,564   $       823,627   $   747,452,313           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       2,155,932   $       538,929   $        31,905   $     1,648,908           1.9%
             Accident and health insurance            404,247            80,090             3,151           327,308           1.0%
             Annuity                                   63,093                 -                 -            63,093           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,623,272   $       619,019   $        35,056   $     2,039,309           1.7%
                                           =================== ================= ================= =================

2013:   Life insurance in force             $     971,213,330   $   279,648,064   $       758,016   $   692,323,282           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,954,717   $       482,492   $        28,737   $     1,500,962           1.9%
             Accident and health insurance            328,571            74,840             3,188           256,919           1.2%
             Annuity                                   34,325                 -                 -            34,325           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,317,613   $       557,332   $        31,925   $     1,792,206           1.8%
                                           =================== ================= ================= =================

2012:   Life insurance in force             $     852,121,680   $   223,204,714   $       870,715   $   629,787,681           0.1%
                                           =================== ================= ================= =================
        Premiums:
             Life insurance                 $       1,746,021   $       347,852   $        22,871   $     1,421,040           1.6%
             Accident and health insurance            313,506            98,643             2,862           217,725           1.3%
             Annuity                                   32,539                 -                 -            32,539           0.0%
                                           ------------------- ----------------- ----------------- -----------------
                  Total premiums            $       2,092,066   $       446,495   $        25,733   $     1,671,304           1.5%
                                           =================== ================= ================= =================



See accompanying independent auditor's report.

                            PART C: OTHER INFORMATION


Item Number    Caption in Part C

    26.        Exhibits

    27.        Directors and Officers of the Minnesota Life Insurance Company

    28.        Persons Controlled by or Under Common Control with Minnesota Life
               Insurance Company or Minnesota Life Variable Universal Life
               Account

    29.        Indemnification

    30.        Principal Underwriters

    31.        Location of Accounts and Records

    32.        Management Services

    33.        Fee Representation


                            PART C: OTHER INFORMATION
Item 26. Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27. Directors and Officers of the Minnesota Life Insurance Company

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Brian C. Anderson                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                       Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                         Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                    Director, Attorney-in-Fact,
Minnesota Life Insurance Company       Senior Vice President,
400 Robert Street North                General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                        Vice President -- Group Insurance
Minnesota Life Insurance Company       Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                        Senior Vice President - Life
Minnesota Life Insurance Company       Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                      Vice President - Life
Minnesota Life Insurance Company       New Business
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                          Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                        Director
101 North 7th St
Suite 202
Louisville, KY 40202

Christopher M. Hilger                  President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                         Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Name and Principal                     Position and Offices
Business Address                        with Minnesota Life
------------------                     --------------------
Daniel H. Kruse                        Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, NM 55101

David J. LePlavy                       Senior Vice President, Treasurer
Minnesota Life Insurance Company       and Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                    Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                        Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                      Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                          Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                       Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                      Director, Executive Vice President
Minnesota Life Insurance Company       and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company
     Marketview Properties, LLC
     Marketview Properties II, LLC
     Marketview Properties III, LLC
     Marketview Properties IV, LLC
     Securian AAM Holdings, LLC

Majority-owned subsidiary of Securian AAM Holdings, LLC:

     Asset Allocation & Management Company, L.L.C.



Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Oakleaf Service Corporation
     Vivid Print Solutions, Inc.
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.


Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.


Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

         Variable Fund D
         Variable Annuity Account
         Minnesota Life Variable Life Account
         Minnesota Life Variable Universal Life Account
         Securian Life Variable Universal Life Account
         Minnesota Life Individual Variable Universal Life Account

     (b) Directors and officers of Securian Financial Services, Inc.:


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------
George I. Connolly                   President, Chief
Securian Financial Services, Inc.    Executive Officer and
400 Robert Street North              Director
St. Paul, Minnesota 55101

Warren J. Zaccaro                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Peter G. Berlute                     Vice President - Business Operations
Securian Financial Services, Inc.    and Treasurer
400 Robert Street North
St. Paul, Minnesota 55101


                                      Positions and
Name and Principal                       Offices
Business Address                     with Underwriter
------------------                   ----------------

Loyall E. Wilson                     Senior Vice President, Chief
Securian Financial Services, Inc.    Compliance Officer and
400 Robert Street North              Secretary
St. Paul, Minnesota 55101

Suzanne M. Chochrek                  Vice President - Business
Securian Financial Services, Inc.    and Market Development
400 Robert Street North
St. Paul, Minnesota 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of            Net Underwriting  Compensation on
Principal             Discounts and    Redemption or    Brokerage      Other
Underwriter            Commissions     Annuitization   Commissions  Compensation
-----------         ----------------  ---------------  -----------  ------------

Securian Financial,
 Services Inc.         $    643,824         --             --           --



Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-85496, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2015.

                                  MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    (Registrant)

                              By: MINNESOTA LIFE INSURANCE COMPANY
                                                    (Depositor)


                                  By /s/ Christopher M. Hilger
                                     -------------------------------------------
                                               Christopher M. Hilger
                                        President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


Signature                        Title                              Date
---------                        -----                              ----
/s/ Christopher M. Hilger        President and                 April 27, 2015
---------------------------      Chief Executive Officer
Christopher M. Hilger

*                                Chairman of the Board
---------------------------
Robert L. Senkler

*                                Director
---------------------------
Mary K. Brainerd

                                 Director
---------------------------
John W. Castro

*                                Director
---------------------------
Gary R. Christensen

Signature                        Title                                 Date
---------                        -----                                 ----

*
---------------------------      Director
Sara H. Gavin

*
---------------------------      Director
Eric B. Goodman

*                                Director
---------------------------
John H. Hooley

*                                Director
---------------------------
Trudy A. Rautio

*
---------------------------      Director
Bruce P. Shay

*                                Director
---------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President       April 27, 2015
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief financial officer)

/s/ Warren J. Zaccaro
---------------------------      Executive Vice President       April 27, 2015
Warren J. Zaccaro                and Chief Financial Officer
                                 (chief accounting officer)

/s/ David J. LePlavy
---------------------------      Senior Vice President,         April 27, 2015
David J. LePlavy                 Treasurer and Controller
                                 (treasurer)

/s/ Gary R. Christensen
---------------------------      Director, Attorney-in-Fact,    April 27, 2015
Gary R. Christensen              Senior Vice President,
                                 General Counsel and Secretary



* Pursuant to power of attorney dated April 13, 2015, a copy of which is filed herewith.

                                  EXHIBIT INDEX



Exhibit Number      Description of Exhibit
--------------      ----------------------

26(a)               Resolution of the Board of Trustees of The Minnesota Mutual
                    Life Insurance Company dated August 8, 1994, filed on
                    March 3, 1997 as Exhibit A(1) to the Registrant's Form S-6,
                    File Number 33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(b)               Not Applicable.

26(c)(1)            The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial
                    Services, Inc., filed on April 27, 2009, as Exhibit
                    24(c)(3) to Variable Annuity Account's Form N-4, File
                    Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)            Agent Sales Agreement, filed on March 3, 1997 as
                    Exhibit A(3)(b) to the Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(d)(1)            Group Variable Universal Life Policy, form MHC-94-18660 Rev.
                    5-2001, filed on April 24, 2002 as Exhibit A(5)(a) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(2)            Group Variable Universal Life Policy Certificate, Level
                    Death Benefit, form MHC-94-18661 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(b) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(3)            Group Variable Universal Life Policy Certificate, Variable
                    Death Benefit, form MHC-94-18662 Rev. 5-2001, filed on
                    April 27, 2009 as Exhibit 26(d)(3) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 20, is hereby incorporated by reference.

26(d)(4)            Special Rider for use with Group Policy, form MHC-94-18672
                    Rev. 1-95, filed on March 4, 1999 as Exhibit A(5)(d) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(5)            Spouse Coverage for use with Group Policy Certificate, Level
                    Death Benefit, form MHC-94-18670 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(e) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(6)            Spouse Coverage for use with Group Policy Certificate,
                    Variable Death Benefit, form MHC-94-18671 Rev. 5-2001, filed on April 24, 2002 as Exhibit A(5)(f) to the Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 9, is hereby incorporated by reference.

26(d)(7)            Waiver Agreement, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18676 filed on March 4, 1999 as
                    Exhibit A(5)(g) to


Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(d)(8)            Children's Rider, Certificate Supplement, for use with Group
                    Policy, form MHC-94-18679 filed on March 4, 1999 as
                    Exhibit A(5)(h)to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(9)            Accidental Death and Dismemberment Rider, Certificate
                    Supplement, for use with Group Policy, form MHC-94-18680 filed on March 4, 1999 as Exhibit A(5)(i) to Registrant's
                    Form S-6, File Number 33-85496, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.

26(d)(10)           Accelerated Benefits Agreement, for use with Group Policy, form MHC-94-18677 filed on March 13, 2000 as Exhibit A(5)(j)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(11)           Accelerated Benefits, Certificate Supplement, for use with
                    Group Policy, form MHC-94-18678 filed on March 13, 2000 as
                    Exhibit A(5)(k) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(d)(12)           Policy Rider - Children's Benefit, for use with Group
                    Policy, form MHC-94-18681 filed on March 4, 1999 as
                    Exhibit A(5)(l) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(13)           Policy Rider - Accidental Death and Dismemberment, for use
                    with Group Policy, form MHC-94-18682 filed on March 4, 1999 as Exhibit A(5)(m) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(14)           Policy Rider - Waiver of Premium, for use with Group Policy, form MHC-94-18683 filed on March 13, 2000 as Exhibit A(5)(n)
                    to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(15)           Individual Variable Universal Life Policy, Level Death
                    Benefit, form MHC-94-18665 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(o) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(16)           Individual Variable Universal Life Policy, Variable Death
                    Benefit, form MHC-94-18673 Rev. 5-2001, filed on April 24,
                    2002 as Exhibit A(5)(p) to the Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 9, is
                    hereby incorporated by reference.

26(d)(17)           Individual Policy Rider - Accelerated Benefits Agreement,
                    for use with the Individual Policy, form MHC-94-18686 filed on March 4, 1999 as Exhibit A(5)(q) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(18)           Individual Policy Rider - Accidental Death and Dismemberment
                    Benefit, for use with the Individual Policy, form
                    MHC-94-18687 filed on March 4, 1999 as Exhibit A(5)(r) to
                    Registrant's Form S-6, File



Exhibit Number      Description of Exhibit
--------------      ----------------------

                    Number 33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(19)           Individual Policy Rider - Waiver Agreement, for use with the
                    Individual Policy, form MHC-94-18688 filed on March 4, 1999 as Exhibit A(5)(s) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(20)           Individual Policy Rider - Children's Benefit, for use with the Individual Policy, form MHC-94-18689 filed on March 4,
                    1999 as Exhibit A(5)(t) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(21)           Policyholder Contribution Rider, for use with the Group
                    Policy, form MHC-96-18701 filed on March 4, 1999 as
                    Exhibit A(5)(u) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby
                    incorporated by reference.

26(d)(22)           Policyholder Contribution Certificate Supplement, for use
                    with the Group Policy, form MHC-96-18702 filed on March 4,
                    1999 as Exhibit A(5)(v) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(23)           Spouse and Child Term Life Insurance Policy Rider, for use
                    with the Group Policy, form MHC-96-18703 filed on March 4,
                    1999 as Exhibit A(5)(w) to Registrant's Form S-6, File
                    Number 33-85496, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(d)(24)           Spouse and Child Term Life Insurance Certificate Supplement,
                    for use with the Group Policy, form MHC-96-18704 filed
                    on March 4, 1999 as Exhibit A(5)(x) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(d)(25)           Group Variable Universal Life Guaranteed Account Amendment,
                    for use with the Group Policy, form 00-30133 filed
                    on February 27, 2001 as Exhibit A(5)(y) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(26)           Group Variable Universal Life Guaranteed Account
                    Endorsement, for use with the Group Policy, form 00-30134
                    filed on February 27, 2001 as Exhibit A(5)(z) to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 7, is hereby incorporated by reference.

26(d)(27)           Group Variable Universal Life Partial Surrender Amendment,
                    for use with the Group Policy, form 00-30158 filed on
                    February 27, 2001 as Exhibit A(5)(aa) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.

26(d)(28)           Group Variable Universal Life Partial Surrender Endorsement,
                    for use with the Group Policy, form 00-30159 filed on
                    February 27, 2001 as Exhibit A(5)(bb) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    7, is hereby incorporated by reference.



Exhibit Number      Description of Exhibit
--------------      ----------------------

26(d)(29)           Variable Universal Life Guaranteed Account Amendment, form
                    01-30390, filed on April 24, 2002 as Exhibit A(5)(cc) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(30)           Variable Universal Life Partial Surrender Amendment, form
                    01-30391, filed on April 24, 2002 as Exhibit A(5)(dd) to the
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(d)(31)           Spouse/Domestic Partner Coverage Rider, form 07-30969, filed on February 29, 2008 as Exhibit 26(d)(31) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(32)           Certificate of Insurance Spouse/Domestic Partner Coverage,
                    form 07-30970, filed on February 29, 2008 as Exhibit
                    26(d)(32) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(33)           Policy Rider Waiver Agreement, form 07-30971, filed on
                    February 29, 2008 as Exhibit 26(d)(33) to the Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 18, is hereby incorporated by reference.

26(d)(34)           Certificate Supplement - Waiver Agreement, form 07-30972,
                    filed on February 29, 2008 as Exhibit 26(d)(34) to the
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 18, is hereby incorporated by reference.

26(d)(35)           Spouse and Child Term Life Insurance Policy Rider, form
                    07-30960, filed on February 29, 2008 as Exhibit 26(d)(35)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(d)(36)           Spouse and Child Term Life Insurance Certificate Supplement,
                    form 07-30961, filed on February 29, 2008 as Exhibit
                    26(d)(36) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(37)           Policy Rider Accidental Death and Dismemberment Benefit,
                    form 07-30962, filed on February 29, 2008 as Exhibit
                    26(d)(37) to the Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 18, is hereby
                    incorporated by reference.

26(d)(38)           Certificate Supplement Accidental Death and Dismemberment
                    Benefit, form 07-30963, filed on February 29, 2008 as
                    Exhibit 26(d)(38) to the Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 18, is
                    hereby incorporated by reference.

26(d)(39)          Group Policy Amendment, form 08-31041, filed on April 27,
                   2009 as Exhibit 26(d)(39) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(40)          Certificate Endorsement, form 08-31042, filed on April 27,
                   2009 as Exhibit 26(d)(40) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(41)          2001 CSO Tables, form 08-31049, filed on April 27, 2009 as
                   Exhibit 26(d)(41) to the Registrant's Form S-6, File Number
                   33-85496, Post-Effective Amendment Number 20, is hereby
                   incorporated by reference.

26(d)(42)          Group Insurance Policy, form 08-31055, filed on April 27,
                   2009 as Exhibit 26(d)(42) to the Registrant's Form S-6, File
                   Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(43)          Certificate of Insurance - Level Death Benefit, form 08-31056, filed on April 27, 2009 as Exhibit 26(d)(43) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(44)          Certificate of Insurance - Variable Death Benefit, form 08-31057, filed on April 27, 2009 as Exhibit 26(d)(44) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment Number
                   20, is hereby incorporated by reference.

26(d)(45)          Certificate of Insurance [Spouse] Coverage - Level Death Benefit,
                   form 08-31058, filed on April 27, 2009 as Exhibit 26(d)(45) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective
                   Amendment Number 20, is hereby incorporated by reference.

26(d)(46)          Certificate of Insurance [Spouse] Coverage - Variable Death Benefit,
                   form 08-31059, filed on April 27, 2009 as Exhibit 26(d)(46) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(47)          Group Insurance Policy, form 08-31065, filed on April 27, 2009 as
                   Exhibit 26(d)(47) to the Registrant's Form S-6, File Number
                   33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(48)          Certificate of Insurance - Level Death Benefit, form 08-31066, filed on April 27, 2009 as Exhibit 26(d)(48) to the Registrant's Form S-6,
                   File Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(49)          Certificate of Insurance - Variable Death Benefit, form 08-31067, filed on April 27, 2009 as Exhibit 26(d)(49) to the Registrant's
                   Form S-6, File Number 33-85496, Post-Effective Amendment Number 20,
                   is hereby incorporated by reference.

26(d)(50)          Certificate of Insurance [Spouse] Coverage - Level Death Benefit, form
                   08-31068, filed on April 27, 2009 as Exhibit 26(d)(50) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(51)          Certificate of Insurance [Spouse] Coverage - Variable Death Benefit,
                   form 08-31069, filed on April 27, 2009 as Exhibit 26(d)(51) to the
                   Registrant's Form S-6, File Number 33-85496, Post-Effective Amendment
                   Number 20, is hereby incorporated by reference.

26(d)(52)          Group Policy Amendment, form 08-31017, filed on April 27, 2009 as
                   Exhibit 26(d)(52) to the Registrant's Form S-6, File Number 33-85496,
                   Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(53)          Certificate Endorsement, form 08-31018, filed on April 27, 2009 as
                   Exhibit 26(d)(53) to the Registrant's Form S-6, File Number 33-85496,
                   Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(d)(54)          Group Life Insurance Evidence of Insurability, form 03-30567, filed on
                   April 27, 2009 as Exhibit 26(d)(54) to the Registrant's Form S-6, File
                   Number 33-85496, Post-Effective Amendment Number 20, is hereby incorporated by reference.

26(e)(1)            Group Variable Universal Life Policy Application, form
                    MHC-94-18663 Rev. 2-96, filed on March 4, 1999 as
                    Exhibit A(10)(a)(i) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(2) Group Variable Universal Life Policy, Individual Enrollment, form 00-30198, filed on February 27, 2001 as Exhibit
                    A(10)(a)(ii)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(3)            Group Variable Universal Life Policy, Evidence of
                    Insurability form, form MHC-94-18669, filed on March 4, 1999 as Exhibit A(10)(a)(v) to Registrant's Form S-6, File Number
                    33-85496, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(e)(4) Group Variable Universal Life Policy, Spouse Enrollment, form 00-30242, filed on February 27, 2001 as Exhibit
                    A(10)(a)(iv)to Registrant's Form S-6, File Number 33-85496,
                    Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(e)(5) Variable Universal Life Employee Application, form 01-30392, filed on April 24, 2002 as Exhibit A(10)(a)(v)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(6) Variable Universal Life Spouse Application, form 01-30393, filed on April 24, 2002 as Exhibit A(10)(a)(vi)to
                    Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 9, is hereby incorporated by reference.

26(e)(7)            Variable Group Universal Life Employee Application, form
                    08-31007, filed on April 27, 2009 as Exhibit 26(e)(7) to
                    the Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(e)(8)            Variable Group Universal Life Spouse Application, form
                    08-31008, filed on April 27, 2009 as Exhibit 26(e)(8) to
                    the Registrant's Form S-6, File Number 33-85496, Post-Effective
                    Amendment Number 20, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor filed on March 4, 1999 as Exhibit A(6)(a) to Registrant's Form
                    S-6, File Number 33-85496, Post-Effective Amendment Number
                    4, is hereby incorporated by reference.

26(f)(2)            Bylaws of the Depositor filed on November 23, 2004 as
                    Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 333-120704, Initial Registration
                    Statement, is hereby incorporated by reference.

26(g)               Automatic Reinsurance Agreement between Minnesota Life
                    Insurance Company and Swiss Re Life & Health America Inc.
                    filed on September 9, 2003 as Exhibit 27(g) to Registrant's
                    Form N-6, File Number 33-85496, Post-Effective Amendment
                    Number 12, is hereby incorporated by reference.

26(h)(1)(i)         Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life
                    Insurance Company, previously filed as Exhibit 26(h)(1)(i)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post Effective Amendment Number 32,
                    on April 27, 2012, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------
26(h)(1)(ii)        Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post Effective Amendment Number
                    32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)         Fund Participation Agreement between Janus Aspen Series,
                    Janus Distributors, Inc. and Minnesota Life Insurance
                    Company, filed on February 27, 2003 as Exhibit 27(h)(2)(i)
                    to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(h)(2)(ii)        Addendum Dated May 1, 2000 to Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors, Inc. and
                    Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(ii) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(iii)       Amendment to Fund Participation Agreement between Janus
                    Aspen Series, Janus Distributors, Inc. and Minnesota Life
                    Insurance Company, filed on February 27, 2003 as Exhibit
                    27(h)(2)(iii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 10, is hereby
                    incorporated by reference.

26(h)(2)(iv)        Amendment Dated December 1, 2002 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors,
                    Inc. and Minnesota Life Insurance Company, filed on February
                    27, 2003 as Exhibit 27(h)(2)(iv) to Registrant's Form N-6,
                    File Number 33-85496, Post-Effective Amendment Number 10, is
                    hereby incorporated by reference.

26(h)(2)(v)         Amendment Dated March 1, 2004 to Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22,
                    2005 as Exhibit 26(h)(2)(v) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 14, is
                    hereby incorporated by reference.

26(h)(2)(vi)        Amendment dated May 1, 2005 to the Fund Participation
                    Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.


26(h)(2)(vii)       Amendment Number Two to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                    N-4, File Number 333-136242, Pre-Effective Amendment Number
                    2, is hereby incorporated by reference.


26(h)(2)(viii)      Rule 22c-2 Shareholder Information Agreement between Janus
                    Capital Management, LLC, Janus Services LLC, Janus
                    Distributors LLC, Janus Aspen Series and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(2)(viii) to Registrant's Form N-6, File Number
                    33-85496, Post-Effective Amendment Number 17, is hereby
                    incorporated by reference.

26(h)(2)(ix)        Amendment Number Eight to the Fund Participation Agreement
                    between Janus Aspen Series, Janus Distributors LLC and
                    Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post-Effective
                    Amendment Number 36, on April 27, 2015, is hereby
                    incorporated by reference.

26(h)(3)(i)         Amended and Restated Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation
                    and Minnesota Life Insurance Company, filed on April 20, 2007 as
                    Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)        First Amendement to Amended and Restated Participation
                    Agreement among Minnesota Life Insurance Company, Fidelity
                    Distributors Corporation, Variable Insurance Products Fund,
                    Variable Insurance Products Fund II, Variable Insurance Products
                    Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life
                    Individual Variable Universal Life Account's Form N-6, File Number
                    333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

Exhibit Number      Description of Exhibit
--------------      ----------------------

26(h)(4)            Fund Shareholder Services Agreement between Minnesota Life
                    Insurance Company and Ascend Financial Services, Inc., filed on February 27, 2003 as Exhibit 27(h)(6) to
                    Registrant's Form N-6, File Number 33-85496, Post-Effective
                    Amendment Number 10, is hereby incorporated by reference.

26(h)(5)(i)         Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 333-109853, Pre-Effective Amendment Number 1, is
                    hereby incorporated by reference.

26(h)(5)(ii)        Amendment Number One to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company, Waddell &
                    Reed, Inc. and W&R Target Funds, Inc., previously filed as
                    Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby
                    incorporated by reference.

26(h)(5)(iii)       Shareholder Information Agreement among Ivy Funds
                    Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life
                    Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(5)(iv)        Second Amendment to the Target Funds Participation
                    Agreement among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc. and W&R Target Funds, Inc., filed
                    on February 27, 2009 as Exhibit 24(c)(8)(n)(ii) to
                    Variable Annuity Account's Form N-4, File Number
                    333-136242, Post-Effective Amendment Number 6, is hereby
                    incorporated by reference.

26(h)(5)(v)         Third Amendment to Target Funds Participation Agreement
                    among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                    Portfolios, and Minnesota Life Insurance Company, filed
                    on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.


26(h)(5)(vi)        Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                    Participation Agreement (Excludes Products Sold Through W&R
                    Distribution System) among Minnesota Life Insurance Company,
                    Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                    Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
                    Minnesota Life Variable Life Account's Form N-6, File Number
                    33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.

26(h)(6)(i)         Participation Agreement between Lord Abbett Distributor
                    LLC and Minnesota Life Insurance Company filed on April 27,
                    2004 as Exhibit 27(h)(8) to Registrant's Form N-6, File
                    Number 33-85496, Post-Effective Amendment Number 13, is
                    hereby incorporated by reference.

26(h)(6)(ii)        Rule 22c-2 Agreement between Lord Abbett Distributor LLC and
                    Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit
                    26(h)(6)(ii) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(7)(i)         Participation Agreement among Van Eck Worldwide Insurance
                    Trust, Van Eck Securities Corporation, Van Eck
                    Associations Corporation and Minnesota Life Insurance
                    Company, filed on February 29, 2008 as Exhibit 26(h)(7)(i)
                    to the Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 18, is hereby incorporated by reference.

26(h)(7)(ii)        Van Eck Shareholder Information Agreement between Minnesota
                    Life Insurance Company and Van Eck Securities Corporation, filed on April 20, 2007 as Exhibit 26(h)(7)(ii) to Registrant's Form
                    N-6, File Number 33-85496, Post-Effective Amendment Number 17,
                    is hereby incorporated by reference.

26(h)(8)            Participation Agreement among Pioneer Variable Contracts Trust,
                    Minnesota Life Insurance Company, Pioneer Investment Management,
                    Inc. and Pioneer Funds Distributor, Inc., filed on August 27, 2010 as Exhibit 26(h)(8) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 23, is hereby incorporated by reference.

26(h)(8)(a)         Participation Agreement among Oppenheimer Variable Account Funds,
                    OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(b)         Amendment No. 1 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life
                    Insurance Company filed on April 29, 2003  as exhibit
                    24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(c)         Amendment No. 2 to Participation Agreement among Oppenheimer
                    Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life
                    Insurance Company filed on April 29, 2003  as exhibit
                    24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(d)         Amendment No. 3 to the Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv)
                    to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-3233, Post-Effective Amendment Number 23, on April 26, 2005,
                    is hereby incorporated by reference.

26(h)(8)(e)         Amendment No. 4 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, previously filed as Exhibit 26(h)(7)(v)
                    to Minnesota Life Variable Life Account's Form N-6, File Number
                    33-64395, Post-Effective Amendment Number 13, on April 21, 2006,
                    is hereby incorporated by reference.

26(h)(8)(f)         Amendment No. 5 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company filed on December 20, 2006 as exhibit
                    24(c)(8)(k)(v) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(g)         Amendment No. 6 to Participation Agreement among Oppenheimer
                    Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                    Life Insurance Company, filed on October 4, 2007 as exhibit
                    24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File
                    Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(8)(h)         Amendment No. 7 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                    Minnesota Life Insurance Company effective August 1, 2010
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.


26(h)(8)(i)         Amendment No. 8 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.


26(h)(8)(j)         Amendment No. 9 to Participation Agreement by and among
                    Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                    and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(5)(x) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-3233, Post- Effective
                    Amendment Number 35 on April 25, 2014, is hereby
                    incorporated by reference.


26(h)(9)(a)         Participation Agreement among MFS Variable Insurance Trust,
                    Massachusetts Financial Services Company and Minnesota Life
                    Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i)
                    to Minnesota Life Variable Universal Life Account's Form N-6,
                    File Number 333-96383, Post-Effective Amendment Number 4, is
                    hereby incorporated by reference.

26(h)(9)(b)         Amendment No. 1 to the Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(c)         Amendment No. 2 to the Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life
                    Account's Form N-6, File Number 333-96383, Post-Effective
                    Amendment Number 4, is hereby incorporated by reference.

26(h)(9)(d)         Amendment No. 3 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(e)         Amendment No. 4 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company, previously filed as Exhibit
                    26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-64395, Post-Effective Amendment Number 13, on
                    April 21, 2006, is hereby incorporated by reference.

26(h)(9)(f)         Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
                    Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life
                    Account's Form N-6, File Number 33-64395, Post-Effective
                    Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(9)(g)         Amendment No. 5 to Participation Agreement among MFS Variable
                    Insurance Trust, Massachusetts Financial Services Company and
                    Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(p)(vi) to Variable Annuity Account's Form N-4,
                    File Number 333-136242, Pre-Effective Amendment Number 2, is
                    hereby incorporated by reference.

26(h)(9)(h)         Fee letter dated September 1, 2010 referencing the Participation
                    Agreement by and among the MFS Variable Insurance Trust,
                    Minnesota Life Insurance and Massachusetts Financial Services
                    Company previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(vii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(9)(i)         Amendment No. 6 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company and
                    Massachusetts Financial Services Company effective September 1,
                    2010 previously filed on April 25, 2011 as exhibit
                    24(c)(8)(l)(viii) to Variable Annuity Account's Form N-4, File
                    Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
                    hereby incorporated by reference.

26(h)(9)(j)         Amendment No. 7 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota
                    Life Individual Variable Universal Life Account's Form N-6,
                    File Number 333-183590, Post-Effective Amendment Number 7,
                    is hereby incorporated by reference.

26(h)(9)(k)         Amendment No. 8 to Participation Agreement by and among MFS
                    Variable Insurance Trust, Minnesota Life Insurance Company,
                    and Massachusetts Financial Services Company, previously
                    filed on April 27, 2015 as exhibit 26(h)(6)(xii) to
                    Minnesota Life Individual Variable Universal Life Account's
                    Form N-6, File Number 333-183590, Post-Effective Amendment
                    Number 7, is hereby incorporated by reference.

26(h)(10)(a)        Fund Participation and Service Agreement among Minnesota Life
                    Insurance Company, American Funds Distributors, Inc., American
                    Funds Service Company, Capital Research and Management
                    Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(10)(b)        Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., American Funds
                    Distributors, Inc. and Capital Research and Management Company
                    previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to
                    Variable Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Numbers 26 and 171, is hereby
                    incorporated by reference.

26(h)(10)(c)        American Funds Rule 22c-2 Agreement among American Funds Service
                    Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity
                    Account's Form N-4, File Number 333-91784, Post-Effective
                    Amendment Numbers 26 and 171, is hereby incorporated by
                    reference.

26(h)(10)(d)        Amendment No. 1 to Fund Participation and Service Agreement among
                    Minnesota Life Insurance Company, American Funds Distributors, Inc.,
                    American Funds Service Company, Capital Research and Management
                    Company, and American Funds Insurance Series, previously filed as
                    Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 33-3233, Post- Effective Amendment Number 35
                    on April 25, 2014, is hereby incorporated by reference.

26(h)(10)(e)        Amendment No. 3 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(v) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(10)(f)        Amendment No. 4 to Shareholder Services Agreement between
                    Minnesota Life Insurance Company and American Century
                    Investment Services, Inc., previously filed as Exhibit
                    26(h)(9)(vi) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 33-3233, Post-Effective Amendment Number
                    36, on April 27, 2015, is hereby incorporated by reference.

26(h)(11)(a)        Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisers, Inc. and ALPS Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                    Account's Form N-4, File Number 333-136242, Post-Effective
                    Amendment Number 3, is hereby incorporated by reference.

26(h)(11)(b)        Amendment Number One to the Participation Agreement among
                    Minnesota Life Insurance Company, Financial Investors Variable
                    Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors,
                    Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to
                    Variable Annuity Account's Form N-4, File Number 333-136242,
                    Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(11)(c)        Amendment Number Two to Participation Agreement among Minnesota
                    Life Insurance Company, Financial Investors Variable Insurance
                    Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
                    previously filed on April 27, 2010 as exhibit 26(h)(18)(iii)
                    to Minnesota Life Variable Life Account's Form N-6, File
                    Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is
                    hereby incorporated by reference.


26(h)(11)(d)        Amendment Number Three to Participation Agreement among Minnesota
                    Life Insurance Company, Financial Investors Variable Insurance Trust,
                    ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                    Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.


26(h)(11)(e)        Amendment Number Four to Participation Agreement among Minnesota Life
                    Insurance Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                    Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post- Effective Amendment Number 35 on April 25,
                    2014, is hereby incorporated by reference.


26(h)(11)(f)        Amendment Number Five to Participation Agreement among Minnesota Life
                    Insurance Company, Financial Investors Variable Insurance Trust, ALPS
                    Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                    Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6,
                    File Number 33-3233, Post- Effective Amendment Number 35 on April 25, 2014,
                    is hereby incorporated by reference.


26(h)(12)(a)        Participation Agreement among Vanguard Variable Insurance Fund,
                    The Vanguard Group, Inc., Vanguard Marketing Corporation and
                    Minnesota Life Insurance Company, previously filed on December
                    14, 2007 as exhibit 26(h)(7)(i) to Minnesota Life Individual
                    Variable Universal Life Account's Form N-6, File Number
                    333-144604, Pre-Effective Amendment Number 1, is hereby
                    incorporated by reference.


26(h)(12)(b)        Schedule A to the Participation Agreement among Vanguard Variable Insurance
                    Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and
                    Minnesota Life Insurance Company as Amended as of September 1, 2012,
                    previously filed as Exhibit 26(h)(7)(ii)  to Minnesota Life Individual
                    Variable Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is hereby incorporated by reference.


26(h)(12)(c)        Schedule A to the Participation Agreement among Vanguard Variable
                    Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation
                    and Minnesota Life Insurance Company as Amended as of May 1, 2014,
                    previously filed as Exhibit 26(h)(7)(iii) to Minnesota Life Individual
                    Variable Universal Life Account's Form N-6, File Number 333-144604,
                    Post- Effective Amendment Number 17 on April 25, 2014, is hereby incorporated by reference.


26(i)(1)            Investment Accounting Agreement between Securian Financial
                    Group, Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number
                    333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)            Administration Agreement between Securian Financial Group,
                    Inc. and State Street Bank and Trust Company, previously filed on February 26, 2003 as Exhibit 24(c)8(r) to Variable
                    Annuity Account's Form N-4, File Number 333-91784,
                    Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)               Not Applicable.

26(k)               Opinion and consent of Chad M. Bigalke, Esq.

26(l)               Actuarial opinion of Brian C. Anderson, FSA.

26(m)               Calculations.

26(n)               Consent of KPMG LLP.

26(o)               Not Applicable.

26(p)               Not Applicable.

26(q)               Redeemability exemption, filed on April 20, 2007 as Exhibit
                    26(q) to Registrant's Form N-6, File Number 33-85496,
                    Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(r)               Minnesota Life Insurance Company - Power of Attorney to Sign
                    Registration Statements.
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